As filed with the Securities and Exchange Commission on December 15, 2006

               1933 Act Registration No. 333-122847
                       1940 Act Registration No. 811-21715


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ X ]

                           Pre-Effective Amendment No.        2          [ X ]
                                                            -----

                           Post-Effective Amendment No.                  [   ]
                                                            -----
                                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                              Amendment No.                   2          [ X ]

                                                            -----

                        (Check appropriate box or boxes)


                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS
               (Exact Name of Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (212) 476-8800


                               Peter Eric Sundman
           Chairman of the Board, Chief Executive Officer and Trustee
                  Lehman Brothers Institutional Liquidity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                     (Name and Address of Agent for Service)

                                 With copies to:

                            Arthur C. Delibert, Esq.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                            Washington, DC 20006-1600

___________________________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Administrative, Capital, Cash Management, Institutional, Premier, Select and Service Class shares of Prime Portfolio, Money Market Portfolio, Treasury Portfolio, Treasury Reserves Portfolio, Government Portfolio, Government Reserves Portfolio, Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio.

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-1A

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement on Form N-1A

     Part A -  Administrative Class Prospectus
               Capital Class Prospectus
               Cash Management Class Prospectus
               Institutional Class Prospectus
               Premier Class Prospectus
               Select Class Prospectus
               Service Class Prospectus

     Part B - Statement of Additional Information

     Part C - Other Information



     Exhibits

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               ADMINISTRATIVE CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:

o     require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o     are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and   liquidity.   The   Portfolio   invests  in
                                corporate   debt    obligations,    asset-backed
                                securities,     variable    rate    obligations,
                                instruments  issued  or  guaranteed  by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and liquidity.  The Portfolio  primarily invests
                                in  corporate  debt  obligations,   asset-backed
                                securities,     variable    rate    obligations,
                                instruments  issued  or  guaranteed  by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S.  Government  money  market  fund  seeking
                                maximum  safety and  liquidity  and the  highest
                                available current income.  The Portfolio invests
                                in   securities   issued  or  guaranteed  as  to
                                principal  or interest  by the U.S.  Government,
                                its   agencies   and    instrumentalities    and
                                repurchase    agreements    relating   to   such
                                securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S.  Government  money  market  fund  seeking
                                maximum  safety and  liquidity  and the  highest
                                available current income.  The Portfolio invests
                                in   securities   issued  or  guaranteed  as  to
                                principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A  money   market   fund   seeking  the  highest
                                available  current income consistent with safety
                                and liquidity.  The Portfolio  invests in direct
                                obligations  of  the  U.S.  Treasury,  including
                                repurchase    agreements    relating   to   such
                                securities.

TREASURY RESERVES PORTFOLIO     A  money   market   fund   seeking  the  highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A  money   market   fund   seeking  the  highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum  current
                                income   exempt   from   federal   income   tax,
                                consistent   with  safety  and  liquidity.   The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A  money   market   fund   seeking  the  highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%  Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year        5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13           2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master portfolio of securities. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Administrative Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Administrative Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*

-----------------------
Year              %
-----------------------
2005            3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                    Since Inception
                        1 Year        12/27/2004*
------------------------------------------------------
PRIME MONEY              3.20            3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Administrative Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Administrative Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.


To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.60      0.57       0.87           0.87         0.81         0.81      0.81       0.87          0.81
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.78      0.75       1.05           1.05         0.99         0.99      1.16       1.22          1.16
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.45      0.45       0.45           0.45         0.45         0.45      0.45@      0.45@         0.45@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 45.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE ADMINISTRATIVE CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL
          OPERATING EXPENSES OF THE ADMINISTRATIVE CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.45 % OF ITS AVERAGE NET ASSETS.
          THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO
          HAS AGREED THAT ITS ADMINISTRATIVE CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT
          CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED
          0.45% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI
          INCURRED THE EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH 3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year       3 Years
 MONEY MARKET              $46          $144

 PRIME                     $46          $144

 GOVERNMENT                $46          $144

 GOVERNMENT RESERVES       $46          $144

 TREASURY                  $46          $144

 TREASURY RESERVES         $46          $144

 TAX-EXEMPT                $46          $144

 MUNICIPAL                 $46          $144

 NEW YORK MUNICIPAL        $46          $144

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o     ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o     PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Administrative Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Administrative Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Administrative Class Shares for Administrative Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Administrative Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Administrative Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Administrative Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Administrative Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o     No load
o     No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:

o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o     Portfolio performance data and financial statements
o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS


                                               CAPITAL CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006


LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:

o      require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax-Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o      are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO     A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A money market fund seeking the highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum current
                                income exempt from federal income tax,
                                consistent with safety and liquidity. The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A money market fund seeking the highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Capital Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year         5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13            2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master portfolio of securities. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS


MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Capital Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2005             3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------
                                  Since Inception
                        1 Year      12/27/2004*
----------------------------------------------------
PRIME MONEY              3.20          3.20
----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Capital Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Capital Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

Investor Expenses

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.45      0.42       0.72           0.72         0.66         0.66      0.66       0.72          0.66
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.63      0.60       0.90           0.90         0.84         0.84      1.01       1.07          1.01
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.30      0.30       0.30           0.30         0.30         0.30      0.30@      0.30@         0.30@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 45.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.10%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE CAPITAL CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE CAPITAL CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.30 % OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS CAPITAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.30% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                           1 Year       3 Years
 MONEY MARKET              $31          $97

 PRIME                     $31          $97

 GOVERNMENT                $31          $97

 GOVERNMENT RESERVES       $31          $97

 TREASURY                  $31          $97

 TREASURY RESERVES         $31          $97

 TAX-EXEMPT                $31          $97

 MUNICIPAL                 $31          $97

 NEW YORK MUNICIPAL        $31          $97

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Capital Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Capital Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Capital Class Shares for Capital Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Capital Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.10% of each Portfolio's average daily net assets of Capital Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.

MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Capital Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Capital Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               CASH MANAGEMENT CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS DECEMBER 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------------
                                                     Since Inception
                           1 Year       5 Year          5/8/2000*
----------------------------------------------------------------------
 Institutional Cash         3.06         2.13             2.63
----------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master portfolio of securities. Because the Cash Management Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Cash Management Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2005      3.20
-----------------
Best quarter: Q4 '05, 0.99%     Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                     Since Inception
                     1 Year            12/27/2004*
------------------------------------------------------
Prime Money           3.20                3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Cash Management Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Cash Management Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.


To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18        0.18           0.18        0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution       None        None        None        None           None        None        None        None            None
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------------------
Other              0.40        0.37        0.67        0.67           0.61        0.61        0.61        0.67            0.61
expenses***
------------------------------------------------------------------------------------------------------------------------------------
Total annual       0.58        0.55        0.85        0.85           0.79        0.79        0.96        1.02            0.96
operating
expenses
------------------------------------------------------------------------------------------------------------------------------------
Minus:             0.33        0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
------------------------------------------------------------------------------------------------------------------------------------
Net                0.25        0.25        0.25        0.25           0.25        0.25        0.25@       0.25@           0.25@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 45.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.05%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE CASH MANAGEMENT CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL
          OPERATING EXPENSES OF THE CASH MANAGEMENT CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.25 % OF ITS AVERAGE NET ASSETS.
          THIS ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO
          HAS AGREED THAT ITS CASH MANAGEMENT CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT
          CLASS PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED
          0.25% OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI
          INCURRED THE EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                             1 Year           3 Years
MONEY MARKET                 $26              $80
PRIME                        $26              $80
GOVERNMENT                   $26              $80
GOVERNMENT RESERVES          $26              $80
TREASURY                     $26              $80
TREASURY RESERVES            $26              $80
TAX-EXEMPT                   $26              $80
MUNICIPAL                    $26              $80
NEW YORK MUNICIPAL           $26              $80

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Cash Management Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Cash Management Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Cash Management Class Shares for Cash Management Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Cash Management Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.05% of each Portfolio's average daily net assets of Cash Management Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Cash Management Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.


PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Cash Management Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

Shareholder Reports. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               INSTITUTIONAL CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006



LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS

       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................

       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:
o     require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o     are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO          A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S. and foreign banks.

PRIME PORTFOLIO                 A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio primarily invests in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S.
                                Government, its agencies or instrumentalities, repurchase agreements and securities of U.S.
                                banks and foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO            A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements relating to such securities.

GOVERNMENT RESERVES PORTFOLIO   A U.S. Government money market fund seeking
                                maximum safety and liquidity and the highest available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO              A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO     A money market fund seeking the highest
                                available current income consistent with safety and liquidity. The Portfolio invests in direct obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO            A money market fund seeking the highest
                                available current income that is exempt from federal income tax and, to the extent possible, is not a tax preference item for purposes of the federal alternative minimum tax, consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities, the interest on which is not a preference item for federal alternative minimum tax purposes.

MUNICIPAL PORTFOLIO             A money market fund seeking the maximum current
                                income exempt from federal income tax,
                                consistent with safety and liquidity. The
                                Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The
                                Portfolio's dividends are generally exempt from federal income tax, but all or part thereof may be a tax preference item for purposes of the federal alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO    A money market fund seeking the highest
                                available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2001            4.01
-----------------------
2002            1.64
-----------------------
2003            0.88
-----------------------
2004            1.09
-----------------------
2005            3.06
-----------------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-------------------------------------------------------------
                                           Since Inception
                        1 Year  5 Year         5/8/2000*
-------------------------------------------------------------
INSTITUTIONAL CASH       3.06    2.13            2.63
-------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master portfolio of securities. Because the Institutional Class of the Portfolio has moderately lower expenses, its performance typically would have been slightly better than that of Neuberger Berman Institutional Cash Fund. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

Goal & Strategy


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Institutional Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------------
Year              %
-----------------------
2005            3.20
-----------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
-----------------------------------------------------
                                     Since Inception
                        1 Year         12/27/2004*
-----------------------------------------------------
PRIME MONEY              3.20             3.20
-----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Institutional Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Institutional Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
FEES:         None      None       None           None         None         None      None       None          None
----------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.


                                            FEE TABLE
SHAREHOLDER FEES
----------------------------------------------------------------------------------------------------------------------
              MONEY                            GOVERNMENT                TREASURY     TAX-                  NEW YORK
              MARKET    PRIME    GOVERNMENT     RESERVES     TREASURY    RESERVES    EXEMPT    MUNICIPAL    MUNICIPAL
----------------------------------------------------------------------------------------------------------------------
Management    0.18      0.18       0.18           0.18         0.18         0.18      0.35       0.35          0.35
fees**
----------------------------------------------------------------------------------------------------------------------
Distribution  None      None       None           None         None         None      None       None          None
(12b-1) fees
----------------------------------------------------------------------------------------------------------------------
Other         0.35      0.32       0.62           0.62         0.56         0.56      0.56       0.62          0.56
expenses***
----------------------------------------------------------------------------------------------------------------------
Total annual  0.53      0.50       0.80           0.80         0.74         0.74      0.91       0.97          0.91
operating
expenses
----------------------------------------------------------------------------------------------------------------------
MINUS:        0.33      0.30       0.60           0.60         0.54         0.54      0.71       0.77          0.71
Expense
Reimbursement
or Waiver
----------------------------------------------------------------------------------------------------------------------
Net           0.20      0.20       0.20           0.20         0.20         0.20      0.20@      0.20@         0.20@
expenses****
----------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 45. EXPENSES.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE INSTITUTIONAL CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE INSTITUTIONAL CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.20 % OF ITS AVERAGE NET ASSETS. THIS
          ARRANGEMENT DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS
          AGREED THAT ITS INSTITUTIONAL CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS
          PROVIDED THAT REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.20%
          OF ITS AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED
          THE EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                           1 Year       3 Years
 MONEY MARKET              $20          $64

 PRIME                     $20          $64

 GOVERNMENT                $20          $64

 GOVERNMENT RESERVES       $20          $64

 TREASURY                  $20          $64

 TREASURY RESERVES         $20          $64

 TAX-EXEMPT                $20          $64

 MUNICIPAL                 $20          $64

 NEW YORK MUNICIPAL        $20          $64

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o     ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o     PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Institutional Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Institutional Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Institutional Class Shares for Institutional Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Institutional Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Institutional Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o     No load
o     No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o     Portfolio performance data and financial statements
o     portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o     various types of securities and practices, and their risks
o     investment limitations and additional policies
o     information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               PREMIER CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes


Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Premier Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%   Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
---------------------------------------------------------------------
                                                    Since Inception
                          1 Year       5 Year          5/8/2000*
---------------------------------------------------------------------
Institutional Cash         3.06         2.13             2.63
---------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master portfolio of securities. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Premier Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Premier Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2005      3.20
-----------------
Best quarter: Q4 '05, 0.99%Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
------------------------------------------------------
                                    Since Inception
                     1 Year           12/27/2004*
------------------------------------------------------
PRIME MONEY           3.20               3.20
------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Premier Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Premier Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCe

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

The Portfolio seeks the highest available current income consistent with safety and liquidity.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.


THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management        0.18         0.18        0.18        0.18           0.18        0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution      0.25         0.25        0.25        0.25           0.25        0.25        0.25        0.25            0.25
(12b-1) fees
------------------------------------------------------------------------------------------------------------------------------------
Other             0.60         0.57        0.87        0.87           0.81        0.81        0.81        0.87            0.81
expenses***
------------------------------------------------------------------------------------------------------------------------------------
Total annual      1.03         1.00        1.30        1.30           1.24        1.24        1.41        1.47            1.41
operating
expenses
------------------------------------------------------------------------------------------------------------------------------------
MINUS:            0.33         0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
------------------------------------------------------------------------------------------------------------------------------------
Net               0.70         0.70        0.70        0.70           0.70        0.70        0.70@       0.70@           0.70@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 45.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE PREMIER CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE PREMIER CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.70 % OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS PREMIER CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.70% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                 EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                          1 Year         3 Years
MONEY MARKET              $72            $224

PRIME                     $72            $224

GOVERNMENT                $72            $224

GOVERNMENT RESERVES       $72            $224

TREASURY                  $72            $224

TREASURY RESERVES         $72            $224

TAX-EXEMPT                $72            $224

MUNICIPAL                 $72            $224

NEW YORK MUNICIPAL        $72            $224

FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.

INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.


Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.

o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Premier Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref:  (Portfolio Name, Portfolio Number, Account Name
                           and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Premier Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Premier Class Shares for Premier Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Premier Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Premier Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.25% of the average net assets of the Portfolio's Premier Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders. NBMI also may retain part of this fee as compensation for providing these services.

These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has also implemented a Shareholder Servicing Fee for its Premier Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% of each Portfolio's average daily net assets of Premier Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Premier Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Premier Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No front-end sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

Shareholder Reports. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

Statement of Additional Information (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               SELECT CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT

These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:
o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes


Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS


MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME  PORTFOLIO              A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   Government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Select Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
----------------
 Year      %
----------------
 2001     4.01
----------------
 2002     1.64
----------------
 2003     0.88
----------------
 2004     1.09
----------------
 2005     3.06
----------------
Best quarter: Q1 '01, 1.41% Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------
                                                Since Inception
                          1 Year     5 Year        5/8/2000*
----------------------------------------------------------------
Institutional Cash         3.06       2.13           2.63
----------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master portfolio of securities. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Select Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
----------------
 Year      %
----------------
 2005     3.20
----------------
Best quarter: Q4 '05, 0.99%Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------
                                    Since Inception
                        1 Year        12/27/2004*
----------------------------------------------------
Prime Money              3.20            3.20
----------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Select Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Select Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Fees:             None         None        None        None           None        None        None        None            None
------------------------------------------------------------------------------------------------------------------------------------


ANNUAL OPERATING EXPENSES (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

------------------------------------------------------------------------------------------------------------------------------------
                  MONEY                             GOVERNMENT                  TREASURY      TAX-                     NEW YORK
                  MARKET       PRIME    GOVERNMENT   RESERVES       TREASURY    RESERVES     EXEMPT     MUNICIPAL      MUNICIPAL
------------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18        0.18           0.18       0.18        0.35        0.35            0.35
fees**
------------------------------------------------------------------------------------------------------------------------------------
Distribution       None        None        None        None           None        None        None        None            None
(12b-1) fees
-----------------------------------------------------------------------------------------------------------------------------------
Other              0.50        0.47        0.77        0.77           0.71        0.71        0.71        0.77            0.71
expenses***
-----------------------------------------------------------------------------------------------------------------------------------
Total annual       0.68        0.65        0.95        0.95           0.89        0.89        1.06        1.12            1.06
operating
expenses
-----------------------------------------------------------------------------------------------------------------------------------
MINUS:             0.33        0.30        0.60        0.60           0.54        0.54        0.71        0.77            0.71
Expense
Reimbursement
or Waiver
-----------------------------------------------------------------------------------------------------------------------------------
Net                0.35        0.35        0.35        0.35           0.35        0.35        0.35@       0.35@           0.35@
expenses****
------------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 46.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.15%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE SELECT CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE SELECT CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.35 % OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS SELECT CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.35% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                         1 Year       3 Years
MONEY MARKET             $36          $113
PRIME                    $36          $113
GOVERNMENT               $36          $113
GOVERNMENT RESERVES      $36          $113
TREASURY                 $36          $113
TREASURY RESERVES        $36          $113
TAX-EXEMPT               $36          $113
MUNICIPAL                $36          $113
NEW YORK MUNICIPAL       $36          $113

FINANCIAL HIGHLIGHTS

When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o    ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.


Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.


o    PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Select Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)


PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.


PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Select Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Select Class Shares for Select Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

SHAREHOLDER SERVICING FEE

Each Portfolio has implemented a Shareholder Servicing Fee for each Portfolio's Select Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.15% of each Portfolio's average daily net assets of Select Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Select Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Select Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o    No load
o    No sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o    Portfolio performance data and financial statements
o    portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o    various types of securities and practices, and their risks
o    investment limitations and additional policies
o    information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

LEHMAN BROTHERS
INSTITUTIONAL LIQUIDITY FUNDS



                                               SERVICE CLASS
                                               Money Market Portfolio

                                               Prime Portfolio

                                               Government Portfolio

                                               Government Reserves Portfolio

                                               Treasury Portfolio

                                               Treasury Reserves Portfolio

                                               Tax-Exempt Portfolio

                                               Municipal Portfolio

                                               New York Municipal Portfolio

PROSPECTUS December 19, 2006




LEHMAN BROTHERS ASSET MANAGEMENT


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if the prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS

       LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


       Summary of Portfolios.........................

       Money Market Portfolio........................

       Prime Portfolio...............................

       Government Portfolio..........................

       Government Reserves Portfolio.................

       Treasury Portfolio............................

       Treasury Reserves Portfolio...................

       Tax-Exempt Portfolio..........................

       Municipal Portfolio...........................

       New York Municipal Portfolio..................

       Investor Expenses.............................

       Financial Highlights..........................

       Management....................................


       YOUR INVESTMENT
       Eligible Accounts.............................
       Purchasing Shares.............................
       Redeeming Shares..............................
       General Shareholder Information...............
       Share Prices..................................
       Distributions and Taxes.......................
       Portfolio Structure...........................


THESE PORTFOLIOS:

o    require a minimum initial investment of $10 million

o Money Market, Prime, Government and Treasury Portfolios price their shares at 5:00 p.m., Eastern time. Government Reserves and Treasury Reserves Portfolios price their shares at 2:00 p.m., Eastern time. Tax- Exempt, Municipal and New York Municipal Portfolios price their shares at 3:00 p.m., Eastern time

o offer you the opportunity to participate in financial markets through professionally managed money market portfolios

o    are also money market sweep funds for certain eligible investors

o are mutual funds, not bank deposits, and are not guaranteed or insured by the FDIC or any other government agency

o carry certain risks, including the risk that you could lose money if Portfolio shares, when you sell them, are worth less than what you originally paid. This prospectus discusses principal risks of investing in Portfolio shares. These and other risks are discussed in more detail in the Statement of Additional Information (see back cover)

o use a master-feeder and multiple class structure, meaning that rather than investing directly in securities, each Portfolio invests in a "master series"; see page [__] for information on how it works

o Tax-exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio are designed for investors seeking income exempt from federal income tax and, for investors in New York Municipal Money Fund, income exempt from New York State and New York City personal income taxes

Please note that shares of each Portfolio may not be available in all states. Shares of each Portfolio are only available in states in which they are authorized for purchase.

(C)2006 Lehman Brothers.  All rights reserved.

SUMMARY OF PORTFOLIOS

MONEY MARKET PORTFOLIO        A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity. The Portfolio invests in corporate debt
                              obligations,   asset-backed  securities,  variable
                              rate obligations, instruments issued or guaranteed
                              by  the   U.S.   Government,   its   agencies   or
                              instrumentalities,   repurchase   agreements   and
                              securities of U.S. and foreign banks.

PRIME PORTFOLIO               A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.  The  Portfolio  primarily  invests  in
                              corporate    debt    obligations,     asset-backed
                              securities, variable rate obligations, instruments
                              issued or guaranteed by the U.S.  Government,  its
                              agencies    or    instrumentalities,    repurchase
                              agreements   and  securities  of  U.S.  banks  and
                              foreign branches of U.S. banks.

GOVERNMENT PORTFOLIO          A  U.S.   Government  money  market  fund  seeking
                              maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in
                              securities issued or guaranteed as to principal or
                              interest by the U.S. Government,  its agencies and
                              instrumentalities    and   repurchase   agreements
                              relating to such securities.

GOVERNMENT RESERVES           A  U.S.   government  money  market  fund  seeking
PORTFOLIO                     maximum  safety  and  liquidity  and  the  highest
                              available current income. The Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities.

TREASURY PORTFOLIO            A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations  of  the  U.S.   Treasury,   including
                              repurchase agreements relating to such securities.

TREASURY RESERVES PORTFOLIO   A money market fund seeking the highest  available
                              current   income   consistent   with   safety  and
                              liquidity.   The   Portfolio   invests  in  direct
                              obligations of the U.S. Treasury.

TAX-EXEMPT PORTFOLIO          A money market fund seeking the highest  available
                              current  income that is exempt from federal income
                              tax  and,  to the  extent  possible,  is not a tax
                              preference   item  for  purposes  of  the  federal
                              alternative  minimum tax,  consistent  with safety
                              and liquidity.  The Portfolio  normally invests at
                              least  80%  of its  net  assets  in  high-quality,
                              short-term municipal  securities,  the interest on
                              which  is  not  a  preference   item  for  federal
                              alternative minimum tax purposes.

MUNICIPAL PORTFOLIO           A money  market fund  seeking the maximum  current
                              income exempt from federal income tax,  consistent
                              with safety and liquidity.  The Portfolio normally
                              invests   at  least  80%  of  its  net  assets  in
                              high-quality, short-term municipal securities from
                              issuers  around  the  country.   The   Portfolio's
                              dividends are generally exempt from federal income
                              tax,  but  all  or  part  thereof  may  be  a  tax
                              preference   item  for  purposes  of  the  federal
                              alternative minimum tax.

NEW YORK MUNICIPAL PORTFOLIO  A money market fund seeking the highest  available current income exempt from federal income tax and New York State and New York City personal income taxes that is consistent with safety and liquidity. The Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from those taxes.

MONEY MARKET PORTFOLIO                                    Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities. These securities may be from U.S. or foreign issuers, including governments and their agencies, banks, and corporations, but in all cases must be denominated in U.S. dollars. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, instruments issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), repurchase agreements and securities of U.S. and foreign banks. The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL).

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in foreign securities may involve trading practices different from those in the United States, and custody of securities by foreign banks and depositories could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Service Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Neuberger Berman Institutional Cash Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows how the Neuberger Berman Institutional Cash Fund's performance has varied from year to year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
-----------------
 Year       %
-----------------
 2001      4.01
-----------------
 2002      1.64
-----------------
 2003      0.88
-----------------
 2004      1.09
-----------------
 2005      3.06
-----------------
Best quarter: Q1 '01, 1.41%    Worst quarter: Q3 '03 & Q1 '04, 0.19%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------------------
                          1 Year       5 Year       Since Inception
                                                       5/8/2000*
----------------------------------------------------------------------
Institutional Cash         3.06         2.13             2.63
----------------------------------------------------------------------

*Performance shown above is that of Neuberger Berman Institutional Cash Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master portfolio of securities. Because the Neuberger Berman Institutional Cash Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Service Class of the Portfolio. For the period from Neuberger Berman Institutional Cash Fund's inception through 2/9/2001, it was organized in a master-feeder structure. For the period from 2/10/2001 to 12/29/2004, Neuberger Berman Institutional Cash Fund was organized in a multiple class structure. As of 12/30/2004, the Fund was organized as a feeder fund in a master-feeder structure and responsibility for the day-to-day portfolio management of the Fund was transferred from Neuberger Berman Management Inc. to Lehman Brothers Asset Management Inc. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.


PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

PRIME PORTFOLIO                                           Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in a diversified portfolio of high-quality money market securities from U.S. issuers, including governments and their agencies, banks and corporations. The Portfolio may also invest in securities issued by foreign branches of U.S. banks. The Portfolio will primarily invest in corporate debt obligations, asset-backed securities, variable rate obligations, U.S. Government and Agency Securities, repurchase agreements and securities of U.S. banks (including foreign branches of U.S. banks). The Portfolio seeks to maintain a stable $1.00 share price and seeks to reduce credit risk by diversifying among many issuers of money market securities.

Under normal market conditions, the Portfolio will invest more than 25% of its total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations.

The managers monitor a range of economic and financial factors to weigh the value and creditworthiness of money market securities. While adhering to the Portfolio's stringent credit quality policies, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide attractive current income without jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY. UNDER NORMAL CIRCUMSTANCES, THE PORTFOLIO WILL EXCEED THIS REQUIREMENT BY INVESTING IN ONLY FIRST TIER SECURITIES.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Because the Portfolio normally concentrates in the financial services industries, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

Investment in securities issued by foreign branches of U.S. banks may involve trading practices different from those in the United States, and custody of securities by foreign branches of U.S. banks could expose the Portfolio to some risk.

The Portfolio's performance also could be affected if unexpected interest rate trends cause the Portfolio's asset-backed securities to be paid off substantially earlier or later than expected. Performance could also be harmed if any of the Portfolio's holdings has its credit rating reduced or goes into default or if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default. The Portfolio's performance may be affected by fluctuations in the value of its fixed income investments due to changes in the issuing company's financial condition.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE THE PORTFOLIO MAY HOLD SECURITIES THAT CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICE OF THE SECURITIES. SECURITIES ISSUED OR GUARANTEED BY U.S. GOVERNMENT AGENCIES OR INSTRUMENTALITIES MAY NOT BE BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. TREASURY; SOME ARE BACKED ONLY BY THE ISSUING ENTITY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS POLICY OF CONCENTRATING IN THE FINANCIAL SERVICES GROUP OF INDUSTRIES. THIS COULD HELP THE PORTFOLIO AVOID LOSSES BUT MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

The charts below provide an indication of the risks of investing in Service Class shares of the Portfolio. When this prospectus was prepared, the Portfolio had not yet commenced operations. However, the bar chart shows the performance of the Lehman Brothers Prime Money Fund, a fund that invests in the same master series as the Portfolio. The bar chart shows the Lehman Brothers Prime Money Fund's performance for the last calendar year. The bar chart does not reflect any reduction for taxes that a shareholder might have paid on taxable fund distributions. The table beside the chart shows what the return would equal if you averaged out actual performance over various lengths of time. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*
------------------
 Year        %
------------------
 2005       3.20
------------------
Best quarter: Q4 '05, 0.99%   Worst quarter: Q1 '05, 0.58%

AVERAGE ANNUAL TOTAL % RETURNS AS OF 12/31/05*
----------------------------------------------------------
                                        Since Inception
                       1 Year             12/27/2004*
----------------------------------------------------------
Prime Money             3.20                 3.20
----------------------------------------------------------

*Performance shown above is that of Lehman Brothers Prime Money Fund, which is not offered in this prospectus, but would have substantially similar annual returns as the Service Class of the Portfolio because it invests in the same master series of securities. Because the Lehman Brothers Prime Money Fund has moderately lower expenses, its performance typically would have been slightly better than that of the Service Class of the Portfolio. Returns would have been lower if Neuberger Berman Management Inc. had not reimbursed certain expenses and/or waived a portion of the investment management fee during the periods shown.

PERFORMANCE MEASURES

The information on this page provides different measures of the Portfolio's total return. Total return includes the effect of distributions as well as changes in share price, if any should occur. The figures assume that all distributions were reinvested in the Portfolio, and include all Portfolio expenses.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return.

GOVERNMENT PORTFOLIO                             Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"), including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

GOVERNMENT RESERVES PORTFOLIO                          Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS MAXIMUM SAFETY AND LIQUIDITY WITH THE HIGHEST AVAILABLE CURRENT INCOME.

To pursue this goal, the Portfolio invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government and Agency Securities"). The Portfolio may also invest in repurchase agreements, however, under normal circumstances it does not intend to do so. The Portfolio seeks to maintain a stable $1.00 share price. A portion of the Portfolio's dividends is generally exempt from state and local income taxes (but not federal income tax) to the extent derived from interest on securities issued by the U.S. Government or certain of its agencies (but not interest derived from repurchase agreements on those securities).

The investment managers monitor a range of economic and financial factors, in order to weigh the yields of securities of various maturities against their levels of interest rate risk. Based on their analysis, the managers invest the Portfolio's assets in a mix of securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

BY TYPICALLY INVESTING ONLY IN U.S. GOVERNMENT AND AGENCY SECURITIES, THE PORTFOLIO MAINTAINS EVEN MORE STRINGENT QUALITY STANDARDS THAN MONEY MARKET FUND REGULATIONS REQUIRE.

STATE TAX EXEMPTIONS

BECAUSE THE INTEREST ON INCOME FROM DIRECT OBLIGATIONS OF THE U.S. GOVERNMENT AND CERTAIN OF ITS AGENCIES IS EXEMPT FROM STATE AND LOCAL INCOME TAXES, A PORTION OF THE PORTFOLIO'S DIVIDENDS GENERALLY IS TOO. INVESTORS IN HIGHER TAX BRACKETS WHO LIVE IN AREAS WITH SUBSTANTIAL INCOME TAX RATES MAY REALIZE HIGHER AFTER-TAX YIELDS FROM THE PORTFOLIO THAN FROM CERTAIN FULLY TAXABLE MONEY MARKET FUNDS.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well.

The Portfolio's emphasis on U.S. Government and Agency Securities may mean that its yields are lower than those available from certain other money market funds, on either a before- or after-tax basis.

Not all securities issued or guaranteed by U.S. Government agencies or instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some are backed by the right of the issuing entity to borrow from the Treasury, while others are supported by Treasury's discretionary authority to lend to the issuer, and still others are backed only by the issuing entity. This means there is at least some possibility of default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHILE SECURITIES IN THE PORTFOLIO'S PORTFOLIO CARRY U.S. GOVERNMENT GUARANTEES, THESE GUARANTEES DO NOT EXTEND TO SHARES OF THE PORTFOLIO ITSELF AND DO NOT GUARANTEE THE MARKET PRICES OF THE PORTFOLIO SECURITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY PORTFOLIO                                        Ticker Symbol: [_____]

Goal & Strategy

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury, including repurchase agreements relating to such securities. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

Performance could also be harmed if any of the counter-parties to repurchase agreements has its credit rating reduced or goes into default.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TREASURY RESERVES PORTFOLIO                               Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio invests in direct obligations of the U.S. Treasury. The Portfolio seeks to maintain a stable $1.00 share price.

The managers monitor a range of economic and financial factors to weigh the yields of money market securities of various maturities against their levels of interest rate and credit risks. Based on their analysis, the managers invest the Portfolio's assets in a mix of money market securities that is intended to provide as high a yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND UNRATED SECURITIES DETERMINED BY THE INVESTMENT ADVISER TO BE OF EQUIVALENT QUALITY.

MAIN RISKS

Most of the Portfolio's performance depends on interest rates. When interest rates fall, the Portfolio's yields will typically fall as well. The Portfolio is also subject to credit risk, which is the risk that issuers may fail, or become less able, to make payments when due.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

TAX-EXEMPT PORTFOLIO                                      Ticker Symbol: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND, TO THE EXTENT POSSIBLE, IS NOT A TAX PREFERENCE ITEM FOR FEDERAL ALTERNATIVE MINIMUM TAX PURPOSES, THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities. The Portfolio also normally invests at least 80% of its net assets in securities the interest on which is not a tax preference item for federal alternative minimum tax purposes. The principal issuers of these securities are state and local governments and their agencies located in any of the fifty states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for federal alternative minimum tax purposes. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors, in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to local, state and/or federal income tax or is a tax preference item for federal alternative minimum tax purposes.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other tax-free money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

MUNICIPAL PORTFOLIO                                       TICKER SYMBOL: [_____]

GOAL & STRATEGY


THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.


To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities from issuers around the country. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. A portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live. The Portfolio seeks to reduce credit risk by diversifying among many municipal issuers around the country.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets in a mix of municipal securities that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money market funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Historically, these bonds have made up a significant portion of the Portfolio's holdings. Consult your tax adviser for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts, and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT TAX-EXEMPT AND MAY MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

NEW YORK MUNICIPAL PORTFOLIO                              TICKER SYMBOL: [_____]

GOAL & STRATEGY

THE PORTFOLIO SEEKS THE HIGHEST AVAILABLE CURRENT INCOME EXEMPT FROM FEDERAL INCOME TAX AND NEW YORK STATE AND NEW YORK CITY PERSONAL INCOME TAXES THAT IS CONSISTENT WITH SAFETY AND LIQUIDITY.

To pursue this goal, the Portfolio normally invests at least 80% of its net assets in high-quality, short-term municipal securities that provide income that is exempt from federal income tax and New York State and New York City personal income taxes. The Portfolio seeks to maintain a stable $1.00 share price. The Portfolio's dividends are generally exempt from federal income tax, but all or a part thereof may be a tax preference item for purposes of the federal alternative minimum tax. For investors that live outside of New York, a portion of the dividends you receive may also be exempt from state and local income taxes, depending on where you live.

The investment managers monitor a range of economic, financial and political factors in order to weigh the yields of various types and maturities of municipal securities of New York and other municipalities against their levels of interest rate and credit risk.

Based on their analysis, the managers invest the Portfolio's assets primarily in a mix of municipal securities of New York issuers that is intended to provide as high a tax-exempt yield as possible without violating the Portfolio's credit quality policies or jeopardizing the stability of its share price.

The Portfolio is authorized to change its goal without shareholder approval, although it does not currently intend to do so. The Portfolio will not change its strategy of normally investing at least 80% of its net assets in high-quality, short-term municipal securities without providing shareholders at least 60 days' advance notice.

With respect to 20% of its assets, the Portfolio may invest in taxable securities, the interest income on which is subject to federal income tax and/or New York State and New York City personal income taxes and/or is a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

MONEY MARKET FUNDS ARE SUBJECT TO FEDERAL REGULATIONS DESIGNED TO HELP MAINTAIN LIQUIDITY AND A STABLE SHARE PRICE. THE REGULATIONS SET STRICT STANDARDS FOR CREDIT QUALITY AND FOR MATURITY (397 DAYS OR LESS FOR INDIVIDUAL SECURITIES, 90 DAYS OR LESS ON AVERAGE FOR THE PORTFOLIO OVERALL). THE PORTFOLIO HAS A STRICTER STANDARD FOR MATURITY AND SEEKS TO MAINTAIN A DOLLAR-WEIGHTED AVERAGE MATURITY OF 60 DAYS OR LESS.

THE REGULATIONS REQUIRE MONEY MARKET FUNDS TO LIMIT INVESTMENTS TO THE TOP TWO RATING CATEGORIES OF CREDIT QUALITY AND ANY UNRATED SECURITIES DETERMINED BY THE INVESTMENT MANAGER TO BE OF EQUIVALENT QUALITY.

TAX-EQUIVALENT YIELDS

TO MAKE ACCURATE COMPARISONS BETWEEN TAX-EXEMPT AND TAXABLE YIELDS, YOU SHOULD KNOW YOUR TAX SITUATION. ALTHOUGH THE YIELDS ON TAXABLE INVESTMENTS MAY BE HIGHER, TAX-EXEMPT INVESTMENTS MAY BE THE BETTER CHOICE ON AN AFTER-TAX BASIS.

MAIN RISKS

Most of the Portfolio's performance depends on credit quality and interest rates. Because the Portfolio emphasizes high credit quality, it could decide not to invest in higher yielding securities of lower credit quality. This may mean that its yield is lower than that available from certain other municipal money funds.

When interest rates fall, the Portfolio's yields typically will fall as well.

Even among high-quality, short-term municipal securities, there is the risk that an issuer could go into default, which would affect the Portfolio's performance. State and local governments rely on taxes and, to some extent, revenues from enterprise projects, such as water and sewer, financed by municipal securities to pay interest and principal on municipal debt. There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on securities owned by the Portfolio. Performance could also be affected by political or regulatory changes, whether local, regional, or national, and by developments concerning tax laws and tax-exempt securities.

Because the Portfolio invests in municipal securities of New York issuers, it is more vulnerable to unfavorable developments in New York than are mutual funds that invest in municipal securities of many states.

To the extent that the Portfolio invests in "private activity bonds," its dividends may be a tax preference item for purposes of the federal alternative minimum tax. Those bonds are issued by or on behalf of public authorities to finance various privately operated facilities. A private activity bond generally is not backed by the credit of any governmental or public authority (or of the private user); instead, principal and interest on the bond are payable only from the facility financed thereby and the revenues it generates. Consult your tax advisor for more information.

The Portfolio is not an appropriate investment for tax-advantaged accounts, such as individual retirement accounts and may not be beneficial for investors in low tax brackets.

OTHER RISKS

ALTHOUGH THE PORTFOLIO INTENDS TO MAINTAIN A STABLE SHARE PRICE, THE SHARE PRICE COULD FLUCTUATE, MEANING THAT THERE IS A CHANCE THAT YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIO. THE PORTFOLIO IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHEN THE PORTFOLIO ANTICIPATES ADVERSE MARKET, ECONOMIC, POLITICAL OR OTHER CONDITIONS, IT MAY TEMPORARILY DEPART FROM ITS GOAL AND INVEST SUBSTANTIALLY IN HIGH-QUALITY, SHORT-TERM TAXABLE DEBT INSTRUMENTS. THIS STRATEGY COULD HELP THE PORTFOLIO AVOID LOSSES BUT COULD PRODUCE INCOME THAT IS NOT FEDERALLY EXEMPT, AS WELL AS NEW YORK STATE AND NEW YORK CITY EXEMPT, AND MEAN LOST OPPORTUNITIES.

PERFORMANCE

When this prospectus was prepared, the Portfolio was new. Accordingly, performance charts are not included.

To obtain the Portfolio's current yield, call 888-556-9030 or visit www.LehmanBrothersINSTFunds.com. The current yield is the Portfolio's net income over a recent seven-day period expressed as an annual rate of return. You can also obtain information on how the Portfolio's yields compare to taxable yields after taxes are taken into consideration.

INVESTOR EXPENSES

The Portfolio does not charge you any fees for buying, selling, or exchanging shares of the Portfolio or for maintaining your account. Your only Portfolio cost is your share of annual operating expenses. The expense example can help you compare costs among mutual funds.

                                                              FEE TABLE
SHAREHOLDER FEES
-----------------------------------------------------------------------------------------------------------------------------------
         Money     Prime    Government     Government    Treasury      Treasury      Tax-       Municipal      New York
         Market                            Reserves                    Reserves      Exempt                    Municipal
-----------------------------------------------------------------------------------------------------------------------------------
Fees:    None     None     None           None           None         None           None      None           None
-----------------------------------------------------------------------------------------------------------------------------------


Annual operating expenses (% of average net assets)*
These are deducted from Portfolio assets, so you pay them indirectly.

-----------------------------------------------------------------------------------------------------------------------------------
                    Money     Prime     Government     Government      Treasury    Treasury      Tax-       Municipal      New York
                    Market                             Reserves                    Reserves      Exempt                    Municipal
-----------------------------------------------------------------------------------------------------------------------------------
Management         0.18        0.18        0.18          0.18            0.18        0.18        0.35        0.35         0.35
fees**
-----------------------------------------------------------------------------------------------------------------------------------
Distribution       0.15        0.15        0.15          0.15            0.15        0.15        0.15        0.15         0.15
(12b-1) fees
-----------------------------------------------------------------------------------------------------------------------------------
Other              0.60        0.57        0.87          0.87            0.81        0.81        0.81        0.87         0.81
expenses***
-----------------------------------------------------------------------------------------------------------------------------------
Total annual       0.93        0.90        1.20          1.20            1.14        1.14        1.31        1.37         1.31
operating
expenses
-----------------------------------------------------------------------------------------------------------------------------------
Minus:             0.33        0.30        0.60          0.60            0.54        0.54         0.71        0.77         0.71
Expense
Reimbursement
or Waiver
-----------------------------------------------------------------------------------------------------------------------------------
Net                0.60        0.60        0.60          0.60            0.60        0.60        0.60@       0.60@        0.60@
expenses****
-----------------------------------------------------------------------------------------------------------------------------------

     *    THE TABLE INCLUDES COSTS PAID BY THE PORTFOLIO AND ITS SHARE OF MASTER PORTFOLIO COSTS. FOR MORE INFORMATION ON
          MASTER-FEEDER FUNDS, SEE "PORTFOLIO STRUCTURE" ON PAGE 46.

     **   "MANAGEMENT FEES" INCLUDES INVESTMENT MANAGEMENT AND ADMINISTRATION FEES.

     ***  "OTHER EXPENSES" ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. "OTHER EXPENSES" INCLUDES A 0.25%
          SHAREHOLDER SERVICING FEE.

     **** NEUBERGER BERMAN MANAGEMENT INC. (NBMI) HAS CONTRACTUALLY AGREED TO FORGO CURRENT PAYMENT OF FEES AND/OR REIMBURSE
          CERTAIN EXPENSES OF THE SERVICE CLASS OF EACH PORTFOLIO THROUGH 3/31/2010, SO THAT THE TOTAL ANNUAL OPERATING
          EXPENSES OF THE SERVICE CLASS OF EACH PORTFOLIO ARE LIMITED TO 0.60 % OF ITS AVERAGE NET ASSETS. THIS ARRANGEMENT
          DOES NOT COVER INTEREST, TAXES, BROKERAGE COMMISSIONS AND EXTRAORDINARY EXPENSES. EACH PORTFOLIO HAS AGREED THAT
          ITS SERVICE CLASS WILL REPAY NBMI FOR FEES AND EXPENSES FOREGONE OR REIMBURSED FOR THAT CLASS PROVIDED THAT
          REPAYMENT DOES NOT CAUSE THE ANNUAL OPERATING EXPENSES OF THAT CLASS OF THE PORTFOLIO TO EXCEED 0.60% OF ITS
          AVERAGE NET ASSETS. ANY SUCH REPAYMENT MUST BE MADE WITHIN THREE YEARS AFTER THE YEAR IN WHICH NBMI INCURRED THE
          EXPENSE.

     @    FOR EACH OF TAX-EXEMPT PORTFOLIO, MUNICIPAL PORTFOLIO AND NEW YORK MUNICIPAL PORTFOLIO, NBMI HAS CONTRACTUALLY
          UNDERTAKEN TO FORGO AND/OR REIMBURSE ITS MANAGEMENT FEE IN THE AMOUNT OF 0.17% OF THAT PORTFOLIO'S AVERAGE NET
          ASSETS THROUGH  3/31/10. AS A RESULT OF THIS AGREEMENT, THE INVESTMENT MANAGEMENT FEE OF EACH PORTFOLIO WILL BE
          LIMITED TO 0.08% OF ITS AVERAGE NET ASSETS.

                                EXPENSE EXAMPLE

The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Portfolio's expenses were those in the table to the left. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

                      1 Year      3 Years
 Money Market           $61       $192
 Prime                  $61       $192
 Government             $61       $192
 Government Reserves    $61       $192
 Treasury               $61       $192
 Treasury Reserves      $61       $192
 Tax-Exempt             $61       $192
 Municipal              $61       $192
 New York Municipal     $61       $192

FINANCIAL HIGHLIGHTS


When this prospectus was prepared, the Portfolios were new and had no financial highlights to report.

MANAGEMENT

PORTFOLIO MANAGERS

The Portfolio Managers of MONEY MARKET PORTFOLIO and PRIME PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management LLC (formerly, Lincoln Capital Fixed Income Management Company, LLC) ("Lehman Brothers Asset Management"), has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. (Lehman Brothers Asset Management is a wholly owned subsidiary of Lehman Brothers Holdings Inc.) Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

TIMOTHY J. ROBEY, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2003. Previously, Mr. Robey was an assistant money market portfolio manager with another investment manager.

The Portfolio Managers of GOVERNMENT PORTFOLIO, GOVERNMENT RESERVES PORTFOLIO, TREASURY PORTFOLIO and TREASURY RESERVES PORTFOLIO are:

JOHN C. DONOHUE, Senior Vice President, Lehman Brothers Asset Management, has primary responsibility for managing the Taxable Cash Management product group at Lehman Brothers Asset Management. Prior to joining Lehman Brothers Asset Management in 2003, Mr. Donohue worked at two other investment managers where he was a portfolio manager.

SCOTT F. RIECKE, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Riecke was a money market portfolio manager with Neuberger Berman.

The Portfolio Managers of MUNICIPAL PORTFOLIO, NEW YORK MUNICIPAL PORTFOLIO and TAX-EXEMPT PORTFOLIO are:

WILLIAM J. FURRER, Senior Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Furrer managed funds for another investment adviser since 1990.

KRISTIAN J. LIND, Vice President, Lehman Brothers Asset Management, joined Lehman Brothers Asset Management in 2005. Previously, Mr. Lind was an assistant portfolio manager with another investment adviser.


INVESTMENT MANAGER

NEUBERGER BERMAN MANAGEMENT INC. (THE "MANAGER") is each Portfolio's investment manager, administrator and distributor. Pursuant to an investment advisory agreement, the Manager is responsible for choosing each Portfolio's investments and handling its day-to-day business. The Manager carries out its duties subject to policies established by the board of trustees. The investment advisory agreement establishes the fees paid to the Manager for its services as each Portfolio's investment manager and expenses paid directly by each Portfolio. The Manager engages a sub-adviser to choose each Portfolio's investments and handle its day-to-day business. The sub-adviser of each Portfolio is Lehman Brothers Asset Management LLC. As investment manager, the Manager is responsible for overseeing the activities of the sub-advisers. The Manager and each sub-adviser are wholly owned subsidiaries of Lehman Brothers Holdings Inc.

Each of Money Market Portfolio, Prime Portfolio, Government Portfolio, Government Reserves Portfolio, Treasury Portfolio and Treasury Reserves Portfolio will pay the Manager fees at the annual rate of 0.08% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders.

Each of Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio will pay the Manager fees at the annual rate of 0.35% of average daily net assets for investment management services and 0.10% of average daily net assets for administrative services provided to each Portfolio's shareholders. For each of these Portfolios, the Manager has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of that Portfolio's average net assets through March 31, 2010. As a result of this agreement, the investment management fee of each Portfolio will be limited to 0.08% of its average net assets.

A discussion regarding the basis for the approval of the investment advisory and sub-advisory contracts by the board of trustees will be available in each Portfolio's annual report to shareholders, dated March 31, 2007.

YOUR INVESTMENT

o ELIGIBLE ACCOUNTS

The Portfolios offer their shares for purchase by investors directly and through financial intermediaries. Each Portfolio has a minimum initial investment of $10 million. Each Portfolio, in its sole discretion, may waive the minimum initial investment in certain cases, including shares of the Portfolios purchased through a financial intermediary.

The fees and policies outlined in this prospectus are set by Lehman Brothers Institutional Liquidity Funds ("the Fund"). However, investors purchasing shares through a financial intermediary should consult their intermediary for additional information needed to manage their investment including information on how to buy and sell shares of the Portfolios, investor services, statements and confirmations and additional policies. In exchange for the services it offers, financial intermediaries may charge fees, which are generally in addition to those described in this prospectus.

Shares of the Government, Government Reserves, Treasury and Treasury Reserves Portfolio are intended to qualify as eligible investments for federally chartered credit unions pursuant to the applicable provisions of the Federal Credit Union Act and the National Credit Union Administration. Shares of these Portfolios, however, may not qualify as eligible investments for particular state-chartered credit unions. A state-chartered credit union should consult qualified legal counsel to determine whether these Portfolios are permissible investments under the law applicable to it.


o PURCHASING SHARES

Every purchase order you place will be processed at the next share price calculated after your order has been accepted.

Orders to purchase shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. If a purchase order is received in good order prior to the Portfolio's specified closing time, the Fund will process the order when it receives payment. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Your order will not be processed unless payment is received on the same day by the close of the Federal Reserve Wire System (6:00 p.m. Eastern time). If payment is not received by that time, your order may be canceled and you may be liable for any resulting losses or fees incurred by the Fund, Lehman Brothers Asset Management, NBMI or the Fund's custodian. All investments must be made in U.S. dollars.

Portfolio investors whose payments are converted to "federal funds" before 6:00 p.m., Eastern time on the day of purchase, will accrue a dividend the same day.

On any business day that the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, the Fund may close early and purchase orders received after such earlier closing times will be processed the following business day. The Fund reserves the right to take orders to purchase Portfolio shares when the New York Stock Exchange is closed, reject any purchase order, or suspend or reject future purchase orders from any investor who does not provide payment to settle a purchase order.

PURCHASING SHARES BY TELEPHONE

You may open an account, subject to acceptance by the Fund, by completing and signing an Account Registration Form, which you can obtain by calling Lehman Brothers Shareholder Service Group at 888-556-9030 and mailing it to:

                    Lehman Brothers Shareholder Service Group
                    605 Third Avenue 2nd Floor
                    New York, NY 10158-0180

or faxing it to 781-796-3327. Upon approval of the application, you may purchase Service Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade and wiring Federal Funds to the Fund immediately thereafter. (Investors must call Lehman Brothers Shareholder Service Group before effecting any purchase.) The Fund reserves the right to suspend the telephone order privilege.

Federal Funds should be wired to:

                    State Street Bank
                    ABA 011-000028
                    DDA 9905-710-1

                    Attn: Lehman Brothers Deposit Account
                    Ref: (Portfolio Name, Portfolio Number, Account Name and Account Number)

PURCHASING SHARES THROUGH A FINANCIAL INTERMEDIARY

If purchasing shares through a financial intermediary, please consult your intermediary for purchase instructions. Customers of a financial intermediary will normally provide purchase instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish purchase and payment cutoff times. It is the responsibility of the intermediary to forward your order and the accompanying payment to the Fund in a timely fashion.

For those purchasing shares via cash sweep, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in Portfolio shares. All such available cash balances in an eligible account are automatically invested in the specified Portfolio on a daily basis. These amounts include proceeds of securities sold in your account. To open a sweep account, contact the Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY INTERNET

Once you have opened an account, you may place a purchase order for additional shares online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to purchasing shares online. Additionally, you are responsible for transmitting payments for shares purchased via the Internet in a timely fashion as set forth within this prospectus.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

PURCHASING SHARES BY E-MAIL

Subject to appropriate agreement with the Fund's principal underwriter, the Fund may accept orders by e-mail.

REDEEMING SHARES

Every sell order you place will be processed at the next share price calculated after your order has been received in good order. (Good order means that you have provided sufficient information to process your request as outlined in this prospectus.) Orders to sell shares of a Portfolio must be received by the Fund prior to the following times: for the Money Market, Prime, Government and Treasury Portfolios, 5:00 p.m., Eastern time; for the Government Reserves and Treasury Reserves Portfolios, 2:00 p.m., Eastern time; and for the Tax-Exempt, Municipal and New York Municipal Portfolios, 3:00 p.m., Eastern time. You will not receive dividends earned and accrued by the Portfolios on the day you sell your shares.

The proceeds from the shares you sell are generally sent the same business day your sell order is executed but under certain circumstances may not be made until the next business day. Proceeds may be delayed as permitted pursuant to
Section 22(e) of the Investment Company Act of 1940, as amended. Generally, under that section, redemption requests or payments may be postponed or suspended if the New York Stock Exchange is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the Securities and Exchange Commission, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve wire payment system. In addition, when the New York Stock Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. The Fund reserves the right to take orders to redeem Portfolio shares when the New York Stock Exchange is closed. Notice of such event would be posted on www.LehmanBrothersINSTFunds.com.

The Portfolios reserve the right to pay in kind for redemptions. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Fund has determined that it is in the best interests of a Portfolio's shareholders as a whole.

In some cases, when you sell shares directly or through a financial intermediary, you will have to place your order in writing, and you will need a Medallion signature guarantee (see "Medallion Signature Guarantees").

REDEEMING SHARES BY TELEPHONE

You may sell Service Class Shares of the Portfolios by calling Lehman Brothers Shareholder Service Group at 888-556-9030 to place your trade. Please provide your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. This option is not available if you have declined the telephone option. The Fund reserves the right to suspend the telephone order privilege.

REDEEMING SHARES BY FAX

Fax us at 781-796-3327 requesting us to sell shares signed by all registered owners; include your name, account number, the Portfolio name, the dollar amount or number of shares you want to sell, and any other instructions. Please also supply us with your e-mail address and daytime telephone number when you write to us in the event we need to reach you.

REDEEMING SHARES THROUGH A FINANCIAL INTERMEDIARY

If redeeming shares through a financial intermediary, please consult your intermediary for redemption instructions. Customers of a financial intermediary will normally provide redemption instructions to the financial intermediary, who, will in turn, place purchase orders with the Fund. The financial intermediary will establish redemption and payment cutoff times.

For those using the Portfolios as a cash sweep vehicle, the Portfolios are designed so that free credit cash balances held in an eligible account can be automatically invested in shares of a specified Portfolio. All debit cash balances in an eligible account are automatically redeemed from the Portfolio on a daily basis.

REDEEMING SHARES BY INTERNET

You may place a redemption order online through www.LehmanBrothersINSTFunds.com. You will need to submit online authorization documents prior to redeeming shares online.

This option is not currently available, but will be in the near future. For more information, call Lehman Brothers Shareholder Service Group at 888-556-9030.

GENERAL SHAREHOLDER INFORMATION

MARKET TIMING POLICY. In light of the nature and high quality of the Portfolios' investments and the Portfolios' investment strategy to maintain a stable share price, the market-timing policies adopted by the Fund's Trustees that are applicable to other funds in the Lehman Brothers family of funds are generally not applicable with respect to frequent purchases, exchanges and redemptions of Portfolio shares ("market-timing activities"). It is expected that the Portfolios will be used by shareholders for short-term investing and by certain selected accounts utilizing the Portfolios as a cash sweep vehicle. However, frequent purchases, exchanges and redemptions of Portfolio shares can interfere with Portfolio management and affect costs and performance for other shareholders. Therefore, under certain circumstances, the Fund reserves the right to reject any exchange or purchase order; change, suspend or revoke the exchange privilege or suspend the telephone order privilege in order to combat market-timing activities.

EXCHANGING SHARES. You can exchange a Portfolio's Service Class Shares for Service Class Shares of other available Portfolios of the Fund based on their respective NAVs (normally, $1 per share) at no additional cost. If you purchased Portfolio shares through a financial intermediary, certain Portfolios of the Fund may be unavailable for exchange. Contact your financial intermediary to determine which Portfolios are available for exchange.

To exchange shares, contact Lehman Brothers Shareholder Service Group at 888-556-9030 if you purchased the shares directly. Otherwise, please contact your financial intermediary.

When exchanging shares, both accounts must be registered in the same name, address and tax identification number and you will need to observe the minimum investment and minimum account balance requirements for the Portfolio accounts involved.

Under certain circumstances, the Fund reserves the right to reject any exchange order and/or change, suspend or revoke the exchange privilege. The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with Portfolio management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE. Portfolio investors have the option of placing telephone orders, subject to certain restrictions. This option is available to you unless you indicate on your account application (or in a subsequent letter to the Fund that you do not want it. Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as a Portfolio and its representatives take reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

OTHER POLICIES. The Fund reserves the right to suspend the offering of shares and/or change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors.

DISTRIBUTION AND SERVICE FEE

Each Portfolio has adopted a Distribution and Services Plan on behalf of the Service Class pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Service Class of each Portfolio pays the Portfolio's distributor, NBMI, a maximum of 0.15% of the average net assets of the Portfolio's Service Class each year to compensate financial intermediaries (also referred to as service organizations) for providing distribution-related services to the Portfolio and/or administrative or shareholder services to Portfolio shareholders.

NBMI also may retain part of this fee as compensation for providing these services. These fees increase the cost of investment. Over the long term, they could result in higher overall costs than other types of sales charges.

SHAREHOLDER SERVICING FEE

Each Portfolio has also implemented a Shareholder Servicing Fee for its Service Class shares to pay the Fund's shareholder servicing agent, NBMI, to provide for, or to compensate certain financial intermediaries (also referred to as service organizations) for providing personal and account maintenance services and administrative services to shareholders. Under this arrangement, each Portfolio pays the Fund's shareholder servicing agent a monthly or quarterly servicing fee which shall not exceed during any one year 0.25% each Portfolio's average daily net assets of Service Class shares which are owned beneficially by the customers of such service organizations during such period.

OTHER PAYMENTS TO THIRD PARTIES

NBMI and/or its affiliates may pay additional compensation, out of their own resources and not as an expense of the Portfolios, to your investment provider or other financial intermediaries, including affiliates, in connection with the sale, distribution, retention and/or servicing of Portfolio shares. In some cases, these payments may create an incentive for your investment provider or its employees to recommend or sell shares of the Portfolios to you. If you have purchased shares of a Portfolio through an investment provider, please speak with your investment provider to learn more about any payments it receives from NBMI and/or its affiliates, as well as fees and/or commissions the investment provider charges. You should also consult disclosures made by your investment provider at the time of purchase. Any such payments will not change the net asset value or the price of each Portfolio's shares. For more information, please see the Portfolios' Statement of Additional Information.


MEDALLION SIGNATURE GUARANTEES

You may need a Medallion signature guarantee when you sell shares directly or through a financial intermediary. A Medallion signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

Medallion signature guarantees are required for a variety of transactions including requests for changes to your account, exchange privileges or instructions for distribution of proceeds. We reserve the right to require a signature guarantee on any transaction at our discretion.

A notarized signature from a notary public is not a Medallion signature guarantee.

INFORMATION REQUIRED FROM NEW ACCOUNTS

To help the U.S. Government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, we (which may include your financial intermediary acting on your behalf or as your agent) may require your name, address, date of birth, and social security number or other identifying number. We may also require other identifying documents. If we cannot verify the information you supply to us or if it is incomplete, we may be required to return your funds or redeem your account.

SHARE PRICES

Because Service Class shares of each Portfolio do not have front-end sales charges, the price you pay for each share of a Portfolio is the net asset value per share. Similarly, because there are no fees for selling shares, a Portfolio pays you the full share price when you sell shares. Remember that your financial intermediary may charge fees for its services.

The Portfolios are open for business every day that both the New York Stock Exchange and the Federal Reserve are open. The New York Stock Exchange and the Federal Reserve are closed on all national holidays; the New York Stock Exchange is also closed on Good Friday, and the Federal Reserve is closed on Columbus Day and Veterans Day. Portfolio shares normally will not be priced on those days and any other day the New York Stock Exchange or Federal Reserve is closed. Because fixed income securities trade in markets outside the New York Stock Exchange, a Portfolio may decide to remain open and price its shares on a day when the New York Stock Exchange is closed for unusual reasons.

In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Your Investment" for instructions on placing orders). The Money Market Portfolio, Prime Portfolio Government Portfolio and Treasury Portfolio each calculates its share price as of 5:00 p.m., Eastern time. Government Reserves Portfolio and Treasury Reserves Portfolio each calculates its share price as of 2:00 p.m., Eastern time. Tax-Exempt Portfolio, Municipal Portfolio and New York Municipal Portfolio each calculates its share price as of 3:00 p.m. Eastern time.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by a Portfolio could change on days when you cannot buy or sell Portfolio shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is received.

SHARE PRICE CALCULATIONS

The price of shares of a Portfolio is the total value of the assets attributable to that Portfolio minus the liabilities attributable to that Portfolio, divided by the total number of shares outstanding.

When valuing portfolio securities, each Portfolio uses a constant amortization method in an effort to maintain a constant share price of $1.00. Although there can be no assurance, each Portfolio does not anticipate that its share price will fluctuate.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS. Each Portfolio pays out to shareholders any net investment income and realized net capital gains it earns. Each Portfolio declares income dividends at approximately 4:00 p.m. on each business day and pays them monthly, and any net short-term capital gains are paid annually in December. The Portfolios do not anticipate making any long-term capital gain distributions.

Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

Consult your financial intermediary about whether distributions from a Portfolio to your account will be reinvested in additional shares of the Portfolio or paid to your account in cash. Although Portfolio distributions are actually made to the financial intermediary that holds the Portfolio shares on your behalf, the following discussion describes tax consequences of distributions made to you because you are the shares' beneficial owner.

HOW DISTRIBUTIONS ARE TAXED. Portfolio dividends paid to qualified retirement plan accounts are tax-free, though eventual withdrawals from those accounts generally are subject to tax. Portfolio dividends other than "exempt-interest dividends" (described in the next paragraph) paid to any other account are generally taxable to the holder, regardless of whether they are paid in cash or reinvested in additional shares of the Portfolio.

The part of the income distributions from Municipal Portfolio, New York Municipal Portfolio and Tax-Exempt Portfolio (each, a "Tax-Free Portfolio") that is designated as "exempt-interest dividends" -- essentially, the part of the Portfolio's distributions equal to the excess of its excludable interest over certain amounts disallowed as deductions -- is excludable from its shareholders' gross income for federal income tax purposes. Accordingly, shares of a Tax-Free Portfolio are not appropriate investments for tax-advantaged retirement plans and accounts and other tax-exempt investors.

Dividends (other than exempt-interest dividends) are taxable to you, if at all, in the year you receive them. Distributions of income and net short-term capital gains (if any) are taxed as ordinary income and will not qualify for the maximum 15% federal income tax rate available to individual shareholders on their "qualified dividend income."

In general, income dividends from the Tax-Free Portfolios generally are free from federal income tax. However, any exempt-interest dividend that a corporate shareholder receives will be included in "adjusted current earnings" for purposes of the federal alternative minimum tax, and part of the Tax-Free Portfolio's income dividends may be a tax preference item for purposes of that tax. A Tax-Free Portfolio also may invest in securities or use techniques that produce taxable income; your statement will identify any income of this type.

For investors in New York Municipal Portfolio, distributions derived from interest on municipal securities of New York issuers and from interest on qualifying securities issued by U.S. territories and possessions are generally exempt from New York State and New York City personal income taxes. However, distributions that are derived from interest on U.S. securities that is federally taxable as ordinary income or distributions that are derived from interest on state and municipal securities other than New York issuers are generally subject to taxes in New York State and New York City.

"Interest-related dividends" and "short-term capital gain dividends" that a Portfolio properly designates as such are exempt from the federal withholding tax of 30% (or lower treaty rate) that otherwise generally would apply to dividends it pays to most foreign shareholders. "Interest-related dividends" are dividends that are attributable to certain original issue discount, interest on obligations in registered form (with certain exceptions), and interest on deposits derived from U.S. sources and any interest-related dividend from another regulated investment company. "Short-term capital gain dividends" are dividends that are attributable to short-term capital gain, computed with certain adjustments. The withholding exemption generally applies with respect to each Portfolio's taxable years beginning before January 1, 2008.

HOW SHARE TRANSACTIONS ARE TAXED. When a qualified retirement plan sells (redeems) Portfolio shares in its account, there are no tax consequences to the plan or its beneficiaries. For other shareholders, a sale (redemption) of a Portfolio's shares will not result in a taxable gain or loss as long as the Portfolio maintains a share price of $1.00.

TAXES AND YOU

For non-retirement plan account holders, the taxes you actually owe on distributions can vary with many factors, such as your tax bracket.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you might have.

PORTFOLIO HOLDINGS POLICY

A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio holdings is available in the Portfolios' Statement of Additional Information. The complete portfolio holdings for each Portfolio are available at www.LehmanBrothersINSTFunds.com. Month-end holdings will be posted approximately 15 days after each month-end and mid-month holdings will be posted on approximately the last business day of the month.

Each Portfolio's complete portfolio holdings will remain available at www.LehmanBrothersINSTFunds.com until the subsequent period's holdings have been posted. Complete holdings for all Portfolios will also be available in reports on Form N-Q or Form N-CSR filed with the SEC. Historical portfolio holdings are available upon request.

PORTFOLIO STRUCTURE

The Portfolios use a "master-feeder" structure. Rather than investing directly in securities, each Portfolio is a "feeder fund," meaning that it invests in a corresponding "master series." The master series in turn invests in securities, using the strategies described in this prospectus. In this prospectus we have used the word "Portfolio" to mean each feeder fund and its master series. For reasons relating to costs or a change in investment goal, among others, each feeder fund could switch to another master series or decide to manage its assets itself.

Each Portfolio also uses a "multiple class" structure. Each Portfolio offers one or more classes of shares that have identical investment programs, but different arrangements for distribution and shareholder servicing and consequently, different expenses. This prospectus relates solely to the Service Class of the Portfolios.

LEHMAN BROTHERS ASSET MANAGEMENT

LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY SERIES

o No load
o No front-end sales charges

If you would like further details on these Portfolios, you can request a free copy of the following documents:

SHAREHOLDER REPORTS. Published twice a year, the shareholder reports offer information about each Portfolio's recent performance, including:
o a discussion by the portfolio managers about strategies and market conditions that significantly affected the Portfolio's performance
o Portfolio performance data and financial statements
o portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more comprehensive information on each Portfolio, including:
o various types of securities and practices, and their risks
o investment limitations and additional policies
o information about each Portfolio's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.
Investment manager:  Neuberger Berman Management Inc.
Sub-adviser:  Lehman Brothers Asset Management LLC

OBTAINING INFORMATION

You can obtain a shareholder report, SAI, and other information from your financial intermediary, or from:
LEHMAN BROTHERS SHAREHOLDER SERVICE GROUP
605 Third Avenue 2nd Floor
New York, NY 10158-0180
Broker/Dealer and Institutional Support Services:  888-556-9030
Web site:  www.LehmanBrothersINSTFunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.
You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.
SEC file number 811-21715
[EO473] 12/06

--------------------------------------------------------------------------------

                  LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION




                            DATED: December 19, 2006

                             MONEY MARKET PORTFOLIO
                                 PRIME PORTFOLIO
                              GOVERNMENT PORTFOLIO
                          GOVERNMENT RESERVES PORTFOLIO
                               TREASURY PORTFOLIO
                           TREASURY RESERVES PORTFOLIO
                              TAX-EXEMPT PORTFOLIO
                               MUNICIPAL PORTFOLIO
                          NEW YORK MUNICIPAL PORTFOLIO

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 888-556-9030

--------------------------------------------------------------------------------

         MONEY MARKET Portfolio, PRIME Portfolio, GOVERNMENT Portfolio, GOVERNMENT RESERVES Portfolio, TREASURY Portfolio, TREASURY RESERVES Portfolio, TAX-EXEMPT Portfolio, MUNICIPAL Portfolio and NEW YORK MUNICIPAL Portfolio (each a "Portfolio") are mutual funds that offer shares pursuant to Prospectuses dated December 19, 2006. Each Portfolio invests all of its net investable assets in MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series, TREASURY RESERVES Master Series, TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series (each a "Master Series"), respectively, each a series of Institutional Liquidity Trust.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectuses.

         The Portfolios' Prospectus for your share class provides more information about the Portfolios that you should know before investing. You can get a free copy of the Prospectus for your share class from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 888-556-9030. You should read that Prospectus carefully before investing.

         No person has been authorized to give any information or to make any representations not contained in the Prospectuses or in this SAI in connection with the offering made by the Prospectuses, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectuses and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

         The "Neuberger Berman" name and logo are registered service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered service marks of Neuberger Berman Management Inc. (C)2006 Neuberger Berman Management Inc. All rights reserved.

(C)2006 Lehman Brothers.  All rights reserved.

                                TABLE OF CONTENTS
                                -----------------

INVESTMENT INFORMATION.........................................................1

     Investment Policies and Limitations.......................................1

     Cash Management and Temporary Defensive Positions (GOVERNMENT
     Master Series, GOVERNMENT RESERVES Master Series, TAX-EXEMPT
     Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL
     Master Series)............................................................7

     Additional Investment Information.........................................8

SPECIAL RISK CONSIDERATIONS FOR NEW YORK MUNICIPAL PORTFOLIO..................29

CERTAIN RISK CONSIDERATIONS...................................................38

PERFORMANCE INFORMATION.......................................................38

     Yield Calculations.......................................................38

     Tax Equivalent Yield.....................................................39

TRUSTEES AND OFFICERS.........................................................41

     Information about the Board of Trustees..................................41

     Information about the Officers of the Trust..............................47

     Ownership of Securities..................................................55

     Independent Portfolio Trustees Ownership of Securities...................55

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES.............................56

     Investment Manager and Administrator.....................................56

     Management and Administration Fees.......................................57

     Expense Limitations......................................................58

     Sub-Adviser..............................................................60

     Investment Companies Managed.............................................61

     Codes of Ethics..........................................................62

     Management and Control of NB Management and Lehman
     Brothers Asset Management................................................62

SHAREHOLDER SERVICING ARRANGEMENTS............................................62

DISTRIBUTION ARRANGEMENTS.....................................................65

ADDITIONAL PURCHASE INFORMATION...............................................69

     Share Prices and Net Asset Value.........................................70

ADDITIONAL EXCHANGE INFORMATION...............................................70

ADDITIONAL REDEMPTION INFORMATION.............................................70

     Suspension of Redemptions................................................70

     Redemptions in Kind......................................................71

DIVIDENDS AND OTHER DISTRIBUTIONS.............................................71

ADDITIONAL TAX INFORMATION....................................................72

     Taxation of the Portfolios...............................................72

     Taxation of the Master Series............................................73

     Taxation of the Portfolios' Shareholders.................................75

VALUATION OF PORTFOLIO SECURITIES.............................................76

PORTFOLIO TRANSACTIONS........................................................76

     Portfolio Holdings Disclosure Policy.....................................79

     Portfolio Holdings Disclosure Procedures.................................79

     Portfolio Holdings Approved Recipients...................................80

     Expense Offset Arrangement...............................................81

     Proxy Voting.............................................................81

REPORTS TO SHAREHOLDERS.......................................................82

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS................................82

     The Portfolios...........................................................82

     Master Series............................................................83

CUSTODIAN AND TRANSFER AGENT..................................................85

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................85

LEGAL COUNSEL.................................................................85

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES...........................85

REGISTRATION STATEMENT........................................................85

FINANCIAL STATEMENTS..........................................................86

APPENDIX A RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER...................A-1

                             INVESTMENT INFORMATION


          Each Portfolio is a separate operating series of Lehman Brothers Institutional Liquidity Funds ("Trust"), a Delaware statutory trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in a Master Series of Institutional Liquidity Trust ("Master Trust") that has an investment objective identical to, and a name similar to, that of each Portfolio. Each Master Series, in turn, invests in securities in accordance with an investment objective, policies and limitations identical to those of the Portfolio that invests therein. (The Trust and Master Trust are together referred to below as the "Trusts.") Each Master Series is advised by NB Management and sub-advised by Lehman Brothers Asset Management LLC ("Lehman Brothers Asset Management").

          The following information supplements the discussion in the Prospectuses of the investment objective, policies and limitations of each Portfolio and Master Series. The investment objective and, unless otherwise specified, the investment policies and limitations of each Portfolio and Master Series are not fundamental. Any investment objective, policy, or limitation that is not fundamental may be changed by the trustees of the Trust ("Portfolio Trustees") or of the Master Trust ("Master Series Trustees") without shareholder approval. The fundamental investment policies and limitations of a Portfolio or Master Series may not be changed without the approval of the lesser of:

         (1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Master Series represented at a meeting at which more than 50% of the outstanding Portfolio or Master Series shares are represented, or

         (2) a majority of the outstanding shares of the Portfolio or Master Series.

          These percentages are required by the Investment Company Act of 1940, as amended ("1940 Act"), and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Master Series, a Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.


Investment Policies and Limitations
-----------------------------------


          Each Portfolio has the following fundamental investment policy, to enable it to invest in a Master Series:

               Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

          A Feeder Fund's policy on "Investments in Any One Issuer" does not limit a Feeder Fund's ability to invest up to 100% of its total assets in a Master Series with the same investment objectives, policies and limitations as the Feeder Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Master Series. Therefore, although the following discusses the investment policies and limitations of each Master Series, it applies equally to each corresponding Portfolio.

         A Master Series determines the "issuer" of a municipal obligation for purposes of its policy on industry concentration in accordance with the principles of Rule 2a-7 under the 1940 Act ("Rule 2a-7"). Also for purposes of the investment limitation on concentration in a particular industry, mortgage-backed and asset-backed securities are grouped according to the nature of their collateral and certificates of deposit ("CDs") are interpreted to include similar types of time deposits.

         Except as set forth in the limitation on borrowing and the limitation on illiquid securities, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Master Series. If events subsequent to a transaction result in a Master Series exceeding the percentage limitation on borrowing or illiquid securities, NB Management will take appropriate steps to reduce the percentage of borrowings or the percentage held in illiquid securities, as may be required by law, within a reasonable amount of time.

         The following investment policies and limitations are fundamental and apply to MONEY MARKET Master Series and PRIME Master Series

         1. BORROWING. No Master Series may borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33-1/3% limitation. In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of that Master Series' total assets at the time the loan is made.

         2. COMMODITIES. No Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit a Master Series from purchasing the securities of issuers that own interests in any of the foregoing.

         3. DIVERSIFICATION. No Master Series may with respect to 75% of the value of its total assets purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

         4. INDUSTRY CONCENTRATION. No Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry, except that each Master Series normally will invest more than 25% of its total assets in the obligations of issuers having their principal business activities in the financial services industries or repurchase agreements on such obligations. There is no investment limitation with respect to (i) U.S. Government and Agency Securities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

         5. LENDING. No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. No Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act").

         The following investment policies and limitations are fundamental and apply to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series and TREASURY Master Series, TREASURY RESERVES Master Series, except as indicated:

         1. BORROWING. No Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). In addition to the foregoing, each Master Series may borrow from any person for temporary purposes in an amount not exceeding 5% of that Master Series' total assets at the time the loan is made.

         2. COMMODITIES AND REAL ESTATE. No Master Series may purchase or sell commodities, commodity contracts, foreign exchange, or real estate, including interests in real estate investment trusts and real estate mortgage loans, except securities issued by the Government National Mortgage Association ("GNMA").

         3. LENDING. (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES AND TREASURY MASTER SERIES) No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets

(taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, each Master Series can (i) purchase debt securities and (ii) engage in repurchase agreements.

         LENDING. (TREASURY RESERVES MASTER SERIES) No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, provided, however that in accordance with its investment objective, policies, and limitations, each Master Series can purchase debt securities.

         4. INDUSTRY CONCENTRATION. No Master Series may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to (i) purchases of U.S. Government and Agency Securities or (ii) investments in CDs or banker's acceptances issued by domestic branches of U.S. banks.

         5. DIVERSIFICATION. No Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

         6. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

         7. UNDERWRITING. No Master Series may underwrite securities of other issuers, except to the extent that the Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         8. SHORT SALES AND PUTS, CALLS, STRADDLES, OR SPREADS. No Master Series may effect short sales of securities or write or purchase any puts, calls, straddles, spreads, or any combination thereof.

         The following investment policies and limitations are fundamental and apply to TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series:

         1. BORROWING. No Master Series may borrow money, except that a Master Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment, and (ii) enter into reverse repurchase agreements; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. COMMODITIES. No Master Series may purchase commodities or contracts thereon, but this restriction shall not prohibit each Master Series from purchasing the securities of issuers that own interests in any of the foregoing.
         3. INDUSTRY CONCENTRATION. No Master Series may invest 25% or more of its total assets (taken at current value) in the securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to (i) U.S. Government and Agency Securities, (ii) investments by a Master Series in CDs or banker's acceptances issued by domestic branches of U.S. banks, (iii) investments by a Master Series in municipal securities.

         4. DIVERSIFICATION. No Master Series may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than U.S. Government and Agency Securities or securities issued by other investment companies) if, as a result, (i) more than 5% of the value of the Master Series' total assets would be invested in the securities of that issuer or (ii) the Master Series would hold more than 10% of the outstanding voting securities of that issuer. (Although not a fundamental limitation, each Master Series is subject to the diversification requirements under Rule 2a-7.)

         5. LENDING. No Master Series may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. REAL ESTATE. No Master Series may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Master Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. SENIOR SECURITIES. No Master Series may issue senior securities, except as permitted under the 1940 Act.

         8. UNDERWRITING. No Master Series may engage in the business of underwriting securities of other issuers, except to the extent that a Master Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the 1933 Act.

         Senior Securities: The SEC has taken the position that certain instruments that create future obligations may be considered senior securities subject to provisions of the 1940 Act that limit the ability of investment companies to issue senior securities. Common examples include reverse repurchase agreements, short futures and options positions, forward contracts and when-issued securities. However, the SEC has clarified that, if a fund segregates cash or liquid securities sufficient to cover such obligations or holds off-setting positions (or, in some cases, uses a combination of such strategies), the SEC will not raise senior securities issues under the 1940 Act.

         The following investment policies and limitations are non-fundamental and apply to MONEY MARKET Master Series and PRIME Master Series:

         1. INVESTMENTS IN ANY ONE ISSUER. No Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

         2. ILLIQUID SECURITIES. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

         3. BORROWING. No Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

         4. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Master Series may make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

         The following investment policies and limitations are non-fundamental and apply to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series, except as indicated:

         1. BORROWING AND SECURITIES LENDING. No Master Series will invest more than 33-1/3% of total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limit. As an operating policy, the Master Series does not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

         2. ILLIQUID SECURITIES (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES AND TREASURY MASTER SERIES). No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

         ILLIQUID SECURITIES (TREASURY RESERVES MASTER SERIES). No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities.

         3. INVESTMENTS IN ANY ONE ISSUER. No Master Series may purchase the securities of any one issuer (other than U.S. Government and Agency Securities or securities subject to a guarantee issued by a non-controlled person as defined in Rule 2a-7 under the 1940 Act) if, as a result, more than 5% of the Master Series' total assets would be invested in the securities of that issuer.

         4. LENDING. (GOVERNMENT MASTER SERIES, GOVERNMENT RESERVES MASTER SERIES AND TREASURY MASTER SERIES) Except for the purchase of debt securities and engaging in repurchase agreements, no Master Series may make any loans other than securities loans.

         LENDING. (TREASURY RESERVES MASTER SERIES) Except for the purchase of debt securities, the Master Series may not make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

         The following investment policies and limitations are non-fundamental and apply to TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series, unless otherwise indicated:

         1. GEOGRAPHIC CONCENTRATION (TAX-EXEMPT MASTER SERIES AND MUNICIPAL MASTER SERIES) No Master Series will invest 25% or more of its total assets in securities issued by governmental units located in any one state, territory, or possession of the United States (but this limitation does not apply to project notes backed by the full faith and credit of the United States).

         2. ILLIQUID SECURITIES. No Master Series may purchase any security if, as a result, more than 10% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Master Series has valued the securities, such as repurchase agreements maturing in more than seven days.

         3. BORROWING. No Master Series intends to borrow, including any reverse repurchase agreements, an amount equal to more than 5% of its total assets, except for short-term credits to facilitate the clearance of redemptions.

         4. LENDING. Except for the purchase of debt securities, engaging in repurchase agreements and other customary uses, no Master Series may make any loans other than securities loans.

         5. MARGIN TRANSACTIONS. No Master Series may purchase securities on margin from brokers or other lenders, except that a Master Series may obtain such short-term credits as are necessary for the clearance of securities transactions.

CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS (ALL MASTER SERIES)
---------------------------------------------------------------------

         For temporary defensive purposes, each Master Series may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency Securities, commercial paper (except for GOVERNMENT Master Series and GOVERNMENT

RESERVES Master Series), other money market funds (except for GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series), and certain other money market instruments, as well as repurchase agreements on U.S. Government and Agency Securities, the income from which generally will be subject to federal, state, and local income taxes, and may adopt shorter than normal weighted average maturities or durations. These investments may produce taxable income and after-tax yields for TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series that are lower than the tax-equivalent yields available on municipal securities at the time.

Borrowing (All Master Series)
-----------------------------

         If at any time borrowings exceed 33 1/3% of the value of a Master Series' total assets, that Master Series will reduce its borrowings within three business days to the extent necessary to comply with the 33 1/3% limitation.

Additional Investment Information
---------------------------------

         Each Master Series may make the following investments, among others, some of which are part of the Master Series' principal investment strategies and some of which are not. The principal risks of each Master Series' principal investment strategies are discussed in the Prospectuses. The Master Series will not necessarily buy all of the types of securities or use all of the investment techniques that are described. In addition, certain strategies and investments (e.g., repurchase agreements and securities lending) may produce taxable income for the Master Series.

         FINANCIAL SERVICES OBLIGATIONS. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES) Obligations of issuers in the financial services industries include, but are not limited to, CDs, time deposits, bankers' acceptances, and other short-term and long-term debt obligations and repurchase agreements on such obligations issued by domestic and foreign banks, savings institutions, consumer and industrial finance companies, issuers of asset-backed securities, securities brokerage companies and a variety of firms in the insurance field. Because the MONEY MARKET Master Series and PRIME Master Series normally will concentrate more than 25% of their respective total assets in the obligations of companies in the financial services industries, they will have greater exposure to the risks associated with those industries, such as adverse interest rate trends, increased credit defaults, potentially burdensome government regulation, the availability and cost of capital funds, and general economic conditions.

         CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series normally each will invest more than 25% of their respective total assets in the obligations of companies in the financial services industries and repurchase agreements on such obligations. PRIME Master Series does not invest in foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

         RISKS OF FIXED INCOME SECURITIES. (ALL MASTER SERIES) Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity ("interest rate risk"), market perception of the creditworthiness of the issuer, and market liquidity ("market risk").

         Lower-rated securities which are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk").

         CALL RISK. Some debt securities in which a Master Series may invest are also subject to the risk that the issuer might repay them early ("call risk"). When market interest rates are low, issuers generally call securities paying higher interest rates. For this reason, a Master Series holding a callable security may not enjoy the increase in the security's market price that usually accompanies a decline in rates. Furthermore, the Master Series would have to reinvest the proceeds formthe called security at the current, lower rates.

         RATINGS OF FIXED INCOME SECURITIES. Each Master Series may purchase securities rated by Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. or any other nationally recognized statistical rating organization ("NRSRO") (please see the Master Series' prospectuses for further information). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields. Although a Master Series may rely on the ratings of any NRSRO, a Master Series mainly refers to ratings assigned by S&P, Moody's and Fitch, Inc. which are described in Appendix A. Each Master Series may also invest in unrated securities that are deemed comparable in quality by Lehman Brothers Asset Management to the rated securities in which the Master Series may permissibly invest.

         HIGH-QUALITY DEBT SECURITIES. High-quality debt securities are securities that have received a rating from at least one NRSRO, such as S&P, Moody's or Fitch, Inc. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency Securities, have been determined by Lehman Brothers Asset Management to be of comparable quality.

         For TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series if two or more NRSROs have rated a security, at least two of them must rate it as high quality if the security is to be eligible for purchase by a Master Series.

         RATINGS DOWNGRADES. Subsequent to its purchase by a Master Series, the rating of an issue of debt securities may be reduced, so that the securities would no longer be eligible for purchase by that Master Series. In such a case, Lehman Brothers Asset Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

         DURATION. Duration of an individual portfolio security is a measure of the security's price sensitivity taking into account expected cash flow and prepayments under a wide range of interest rate scenarios. In computing the duration a Master Series will have to estimate the duration of obligations that are subject to prepayment or redemption by the issuer taking into account the influences of interest rates on prepayments and coupon flow.

         MATURITY. Each Master Series has a policy of investing in instruments with maturities of 397 days or less with the exception of variable rate U.S. Government securities, which will be limited to a final maturity of 762 days at the time of purchase. For purposes of complying with this policy, a Master
Series will determine the maturity of an instrument in accordance with the requirements of Rule 2a-7. Rule 2a-7 permits a Master Series to shorten the maturity of a particular instrument in circumstances in which the instrument is subject to certain types of demand features or interest-rate-reset provisions. MONEY MARKET Master Series is required to maintain a dollar-weighted average portfolio maturity of no more than 90 days. PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series, TREASURY RESERVES Master Series, MUNICIPAL Master Series, NEW YORK MUNICIPAL Master Series and TAX-EXEMPT Master Series each has a stricter standard for maturity and seeks to maintain a dollar-weighted average portfolio maturity of no more than 60 days.

         U.S. GOVERNMENT AND AGENCY SECURITIES. (ALL MASTER SERIES) "U.S. Government Securities" are obligations of the U.S. Treasury backed by the full faith and credit of the United States.

         "U.S. Government Agency Securities" are issued or guaranteed by U.S. Government agencies, or by instrumentalities of the U.S. Government, such as the GNMA, Fannie Mae (also known as the "Federal National Mortgage Association"), Freddie Mac (also known as the "Federal Home Loan Mortgage Corporation"), Sallie Mae (formerly known as the "Student Loan Marketing Association"), Federal Home Loan Banks ("FHLB"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. Accordingly, there is at least a theoretical possibility of default. U.S. Government Agency Securities include U.S. Government agency mortgage-backed securities. (See "Mortgage-Backed Securities," below.) The market prices of U.S. Government Agency Securities are not guaranteed by the U.S. Government and generally fluctuate inversely with changing interest rates.

         U.S. Government Agency Securities are deemed to include (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. Government, its agencies, authorities or instrumentalities and (ii) participations in loans made to foreign governments or their agencies that are so guaranteed. The secondary market for certain of these participations is extremely limited. In the absence of a suitable secondary market, such participations may therefore be regarded as illiquid.

         Each Series (except the TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series) may invest in separately traded principal and interest components of securities issued or guaranteed by the U.S. Treasury. The principal and interest components of selected securities are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently. [The market prices of STRIPS generally are more volatile than that of United States Treasury bills with comparable maturities.]

         POLICIES AND LIMITATIONS. MONEY MARKET Master Series and PRIME Master Series each may invest 25% or more of its total assets in U.S. Government and Agency Securities.

         Each of GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series normally invests all of its assets in U.S. Government and Agency Securities and, in the case of GOVERNMENT Master Series, repurchase agreements relating to such securities. Neither Master Series nor its corresponding Portfolio will change this strategy without providing shareholders at least 60 days' advance notice.

         Each of TREASURY Master Series and TREASURY RESERVES Master Series invests all of its assets in direct obligations of the U.S. Treasury and, in the case of TREASURY Master Series, repurchase agreements relating to such securities. Neither Master Series nor its corresponding Portfolio will change this strategy without providing shareholders at least 60 days' advance notice.

         TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series, each has no specific limits or requirements relating to the amount of assets invested in U.S. Government and Agency Securities; however, each Master Series must invest according to its investment objective and policies.

         ILLIQUID SECURITIES. (ALL MASTER SERIES) Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless Lehman Brothers Asset Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid, even if they are not registered in the United States. Illiquid securities may be difficult for a Master Series to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Master Series may be subject to legal restrictions which could be costly to the Master Series.

         POLICIES AND LIMITATIONS. Each Master Series may invest up to 10% of its net assets in illiquid securities. PRIME Master Series may not invest in illiquid securities that are foreign debt securities, except to the extent that certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks would be deemed illiquid securiteis. TREASURY RESERVES Master Series may not invest in repurchase agreements.

         REPURCHASE AGREEMENTS. (ALL MASTER SERIES EXCEPT TREASURY RESERVES MASTER SERIES). In a repurchase agreement, a Master Series purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Master Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. Lehman Brothers Asset Management monitors the creditworthiness of sellers.

         The Master Series may invest in repurchase agreements backed by non-traditional collateral. Non-traditional collateral may consist of corporate bonds, foreign sovereign debt, equity securities, and may be volatile.

         POLICIES AND LIMITATIONS. Repurchase agreements with a maturity or demand feature of more than seven days are considered to be illiquid securities; no Master Series may enter into a repurchase agreement with a maturity or put feature of more than seven days if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Master Series may enter into a repurchase agreement only if (1) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (2) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Master Series' account by its custodian or a bank acting as the Master Series' agent.

         GOVERNMENT RESERVES Master Series may not invest in repurchase agreements under normal circumstances. GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series may only invest in repurchase agreements relating to U.S. Government and Agency Securities. TREASURY Master Series may only invest in repurchase agreements relating to direct obligations of the U.S. Treasury.

         SECURITIES LOANS. (ALL MASTER SERIES) Each Master Series may lend portfolio securities to banks, brokerage firms, and other institutional investors judged creditworthy by Lehman Brothers Asset Management, provided that cash or equivalent collateral, equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, is continuously maintained by the borrower with a Master Series. A Master Series may invest the cash collateral and earn income, or it may receive an agreed-upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay a Master Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Master Series or the borrower. A Master Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Master Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. Lehman Brothers Asset Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially. Subject to compliance with the conditions of an SEC exemptive order, each Master Series can loan securities through a separate operating unit of Neuberger Berman, LLC ("Neuberger Berman") or an affiliate of Neuberger Berman, acting as agent. Each Master Series also can loan securities to Neuberger Berman and its affiliates (other than NB Management), subject to the conditions of the SEC order. Each Master Series may also loan securities through eSecLending, which provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending.

         POLICIES AND LIMITATIONS. In order to realize income, each Master Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by Lehman Brothers Asset Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 102% (105% in the case of foreign securities for MONEY MARKET Master Series and 105% in the case of securities issued by foreign branches of U.S. banks for PRIME Master Series) of the market value of the loaned securities, which will also be marked to market daily.

         For all Master Series (except TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series) investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 33-1/3% limitation. However, as an operating policy, each of these Master Series does not currently intend to invest more than 20% of its total assets in securities lending transactions.

         Borrowers are required continuously to secure their obligations to return securities on loan from a Master Series by depositing collateral in a form determined to be satisfactory by the Master Series Trustees. A Master Series does not count the collateral for purposes of any investment policy or limitation that requires that Master Series to invest specific percentages of its assets in accordance with its principal investment program.

         RESTRICTED SECURITIES AND RULE 144A SECURITIES. (ALL MASTER SERIES) A Master Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Master Series qualify under Rule 144A and an institutional market develops for those securities, a Master Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Master Series' illiquidity. Lehman Brothers Asset Management, acting under guidelines established by the Master Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

         Where registration is required, a Master Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time a Master Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Master Series might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Master Series Trustees believe accurately reflects fair value.

         POLICIES  AND  LIMITATIONS.   To  the  extent  restricted   securities,
including Rule 144A securities, are illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. (ALL MASTER SERIES) These transactions involve a commitment by each Master Series to purchase securities that will be issued at a future date ordinarily within two months, although a Master Series may agree to a longer settlement period. For GOVERNMENT Master Series and GOVERNMENT RESERVES Master Series, these transactions may involve mortgage-backed securities such as GNMA, Fannie Mae and Freddie Mac certificates. The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued and delayed delivery transactions enable a Master Series to "lock in" what Lehman Brothers Asset Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. In periods of falling interest rates and rising prices, a Master Series might purchase a security on a when-issued or delayed delivery basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields. When-issued and delayed-delivery transactions are subject to the risk that a counterparty may fail to complete the sale of the security. If this occurs, a Master Series may lose the opportunity to purchase or sell the security at the agreed upon price. To reduce this risk, each Master Series will enter into transactions with established counterparties and the managers will monitor the creditworthiness of such counterparties.

         The value of securities purchased on a when-issued or delayed delivery basis and any subsequent fluctuations in their value are reflected in the computation of a Master Series' NAV starting on the date of the agreement to purchase the securities. Because a Master Series has not yet paid for the securities, this produces an effect similar to leverage. A Master Series does not earn interest on securities it has committed to purchase until the securities are paid for and delivered on the settlement date. Because a Master Series is committed to buying them at a certain price, any change in the value of these securities, even prior to their issuance, affects the value of the Master Series' interests. The purchase of securities on a when-issued basis also involves a risk of loss if the value of the security to be purchased declines before the settlement date.

         When-issued and delayed-delivery transactions may cause a Master Series to liquidate positions when it may not be advantageous to do so in order to satisfy its purchase obligations.

         POLICIES AND LIMITATIONS. Each of TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series may not invest more than 10% of its total assets in when-issued securities. A Master Series will purchase securities on a when-issued or delayed delivery basis only with the intention of completing the transaction and actually taking delivery of the securities. If deemed advisable as a matter of investment strategy, however, a Master Series may dispose of or renegotiate a commitment after it has been entered into. A Master Series also may sell securities it has committed to purchase before those securities are delivered to the Portfolio on the settlement date. A Master Series may realize capital gains or losses in connection with these transactions.

         When a Master Series purchases securities on a when-issued or delayed delivery basis, the Master Series will deposit in a segregated account with its custodian, until payment is made, appropriate liquid securities having an aggregate market value (determined daily) at least equal to the amount of the Master Series' purchase commitments. This procedure is designed to ensure that the Master Series maintains sufficient assets at all times to cover its obligations under when-issued and delayed delivery purchases.

         COMMERCIAL PAPER. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES) Commercial paper is a short-term debt security issued by a corporation, bank, municipality or other issuer, usually for purposes such as financing current operations. A Master Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, Lehman Brothers Asset Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Master Series Trustees.

         POLICIES AND LIMITATIONS. To the extent restricted commercial paper is deemed illiquid, purchases thereof will be subject to each Master Series' 10% limit on investments in illiquid securities.

         REVERSE REPURCHASE AGREEMENTS. (ALL MASTER SERIES) In a reverse repurchase agreement, a Master Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. Reverse repurchase agreements may increase fluctuations in a Master Series' and Portfolios' net asset value ("NAV") and may be viewed as a form of leverage. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Master Series. Lehman Brothers Asset Management monitors the creditworthiness of counterparties to reverse repurchase agreements.

         A Master Series' investment of the proceeds of a reverse repurchase agreement involves the speculative factor known as leverage. A Master Series generally will enter into a reverse repurchase agreement only if Lehman Brothers Asset Management anticipates that the interest income from investment of the proceeds will be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. In certain circumstances, the proceeds from the reverse repurchase agreement may be invested for a longer period of time than the term of the agreement, such as where a Master Series receives a large-scale redemption near 5:00 p.m., Eastern time for MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series or TREASURY Master Series, 2:00 p.m., Eastern time for GOVERNMENT RESERVES Master Series or TREASURY RESERVES Master Series, 3:00 p.m. Eastern time for TAX-EXEMPT Master Series, MUNICIPAL Master Series or NEW YORK Master Series.

         POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of a Master Series' investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Master Series will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to a Master Series' obligations under the agreement.

         Each of MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series may invest up to one-third of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of this investment limitation. As an operating policy, each of these Master Series do not currently intend to invest more than 20% of its total assets in reverse repurchase agreements. Investments in reverse repurchase agreements and securities lending transactions will be aggregated for purposes of the 20% limit.

         BANKING AND SAVINGS INSTITUTION SECURITIES. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES) These include CDs, time deposits, bankers' acceptances and other short-term and long-term debt obligations issued by commercial banks and savings institutions. The CDs, time deposits, and bankers' acceptances in which a Master Series invests typically are not covered by deposit insurance.

         A CD is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks that are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Deposit notes are notes issued by commercial banks that generally bear fixed rates of interest and typically have original maturities ranging from eighteen months to five years.

          Banks are subject to extensive governmental regulations that may limit both the amounts and types of loans and other financial commitments that may be made and the interest rates and fees that may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

         POLICIES AND LIMITATIONS. PRIME Master Series may not invest in banking and savings institution securities that are foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

         VARIABLE OR FLOATING RATE SECURITIES; DEMAND AND PUT FEATURES. (ALL MASTER SERIES) Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever a specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

          Adjustable Rate Securities frequently permit the holder to demand payment of the obligations' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet a Master Series' quality standards. Accordingly, in purchasing these securities, each Master Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Master Series can also buy fixed rate securities accompanied by a demand feature or by a put option, which permits the Master Series to sell the security to the issuer or third party at a specified price. A Master Series may rely on the creditworthiness of issuers of the credit enhancements in purchasing these securities.

         The Adjustable Rate Securities in which TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series invest are municipal obligations.

         POLICIES AND LIMITATIONS. A Master Series each may invest in securities subject to demand features or guarantees as permitted by Rule 2a-7.

         For purposes of determining its dollar-weighted average maturity, a Master Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7. In calculating its dollar-weighted average maturity and duration, a Master Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which the final repayment of principal must unconditionally be made. In applying such maturity shortening devices, Lehman Brothers Asset Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.

         FUNDING AGREEMENTS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in funding agreements. A funding agreement is, in substance, an obligation of indebtedness negotiated privately between an investor and an insurance company. Funding agreements often have maturity-shortening features, such as an unconditional put, that permit the investor to require the insurance company to return the principal amount of the funding agreement, together with accrued interest, within one year or less. Most funding agreements are not transferable by the investor and, therefore, are illiquid, except to the extent the funding agreement is subject to a demand feature of seven days or less. An insurance company may be subject to special protections under state insurance laws, which protections may impair the ability of the investor to require prompt performance by the insurance company of its payment obligations under the funding agreement.

         POLICIES AND LIMITATIONS. Funding Agreements are generally regarded as illiquid. Thus, each Master Series may not invest in such Funding Agreements if, as a result, more than 10% of the value of its net assets would then be invested in illiquid securities.

         EXTENDIBLE SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in extendible securities including Extendible Commercial Notes ("ECNs"), Extendible Medium-Term Notes ("XMTNs"), Trust Liquidity Notes ("TLNs") and Secured Liquidity Notes ("SLNs"). ECNs are short-term (90 days or less) securities that automatically extend to a 390-day maximum maturity if the issuer does not redeem the ECNs on Initial Redemption Date (the equivalent of a commercial paper maturity). Investors receive a premium for giving the issuer the option to extend the maturity and a stepped-up coupon if the maturity is extended. ECNs carry the same credit rating(s) as the issuer's commercial paper. XMTNs are short-term securities with the majority having a one month floating rate coupon. Each month the investor has the option to put the security back to the issuer creating an extended 390-day maturity. If the security is not put back to the issuer it is rolled over every month with a 3-10 year stated final maturity. Investors receive a stepped-up coupon each year the security is held. XMTNs carry the same credit rating(s) as the issuer's commercial paper. TLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. TLNs are backed by a single asset, typically credit cards, and are supported by third-party liquidity. Upon extension, the investor receives a stepped-up coupon and the trust goes into early amortization with any payments to the trust flowing to the TLN investor. SLNs are short-term securities with an expected maturity of 1 to 270 days that, if extended, have a final maturity of 397 days. SLNs are backed by a diverse set of assets and are supported by a market value or total return swap which eliminates market value and liquidity risks associated with the assets. The market value swap makes up any difference between the sale of non-delinquent/non-defaulted collateral and the amount needed to repay investors. The total rate of return swap provides both liquidity support and credit risk coverage to the investors. Upon extension, the investor receives a stepped-up coupon and the assets backing the SLNs are auctioned off with the proceeds flowing to the SLN investor.

         LOAN PARTICIPATIONS. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Each Master Series may invest in loan participations, which represent a participation in a corporate loan of a commercial bank. Such loans must be to corporations in whose obligations the Master Series may invest. Since the issuing bank does not guarantee the participations in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. It may be necessary under the terms of the loan participation for a Master

Series to assert through the issuing bank such rights as may exist against the corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due. In such circumstances, a Master Series may be subject to delays, expenses and risks that are greater than if the Master Series had purchased a direct obligation (such as commercial paper) of such borrower. Further, under the terms of the loan participation, the Master Series may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Master Series may also be subject to the risk that the issuing bank may become insolvent. The secondary market for loan participations is extremely limited, and therefore loan participations purchased by a Master Series are generally regarded as illiquid.

         MONEY MARKET FUNDS. (ALL MASTER SERIES EXCEPT GOVERNMENT RESERVES MASTER SERIES AND TREASURY RESERVES MASTER SERIES) Each Master Series may invest in the shares of money market funds that are consistent with its investment objectives and policies. MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series may each invest up to 10% of its total assets in the securities of other money market funds.

         The shares of money market funds are subject to the management fees and other expenses of those funds. Therefore, investments in other investment companies will cause a Master Series to bear proportionately the costs incurred by the other investment companies' operations. At the same time, the Master Series will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of other investment companies. No Master Series intends to invest in such investment companies unless, in the judgment of Lehman Brothers Asset Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

         POLICIES AND LIMITATIONS. A Master Series' investment in securities of other investment companies is generally limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Series' total assets with respect to any one investment company and (iii) 10% of the Master Series' total assets in all investment companies in the aggregate.

         Additionally, in reliance on an SEC exemptive rule, a Master Series may invest an unlimited amount of its uninvested cash in a money market fund if the Master Series pays no sales charge, as defined in rule 2830(b)(8) of the Conduct Rules of the National Association of Securities Dealers, Inc. ("NASD")("sales charge"), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of the NASD, charged in connection with the purchase, sale, or redemption of securities issued by a money market fund ("service fee"); or the Master Series' investment adviser waives its advisory fee in an amount necessary to offset any sales charge or service fee. None of the Master Series has any current intention to make use of this authority.

         ASSET-BACKED SECURITIES. (MONEY MARKET MASTER SERIES AND PRIME MASTER SERIES) Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. The asset-backed securities in which a Master Series may invest are subject to the Master Series' overall credit requirements. Asset-backed securities in general, however, are subject to certain risks. Most of these risks are related to limited interests in applicable collateral. For example, credit card debt receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts on credit card debt, thereby reducing the balance due. Additionally, if the letter of credit is exhausted, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying sales contracts are not realized.

         U.S. DOLLAR-DENOMINATED FOREIGN DEBT SECURITIES. (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES) These are securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation and confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. It may be difficult to invoke legal process or to enforce contractual obligations abroad, and it may be especially difficult to sue a foreign government in the courts of that country.

         POLICIES AND LIMITATIONS. These investments are subject to each Master Series' quality, maturity and duration standards.

         PRIME Master Series may not invest in foreign debt securities except for certificates of deposit, commercial paper, unsecured bank promissory notes, bankers' acceptances, fixed time deposits and other obligations issued by foreign branches of U.S. banks.

         TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series may not invest in foreign debt securities except for domestic municipal instruments backed by letters of credit or other forms of credit enhancement issued by foreign banks which have a branch, agency or subsidiary in the U.S.

         MUNICIPAL OBLIGATIONS (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES) Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is generally exempt from federal income tax. The tax-exempt status of any issue of municipal obligations is determined on the basis of an opinion of the issuer's bond counsel at the time the obligations are issued.

         Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include private activity bonds, which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds or from taxes or other revenues and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations depends on the continuing payment of interest and principal when due by the issuers of the municipal obligations (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Master Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value.

         Periodic efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities may experience substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are periodically undertaken that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

         Unlike other types of investments, municipal obligations have traditionally not been subject to the registration requirements of the federal securities laws, although there have been proposals to provide for such registration. This lack of SEC regulation has adversely affected the quantity and quality of information available to the bond markets about issuers and their financial condition. The SEC has responded to the need for such information with Rule 15c2-12 under the Securities Exchange Act of 1934, as amended (the "Rule"). The Rule requires that underwriters must reasonably determine that an issuer of municipal securities undertakes in a written agreement for the benefit of the holders of such securities to file with a nationally recognized municipal securities information repository certain information regarding the financial condition of the issuer and material events relating to such securities. The SEC's intent in adopting the Rule was to provide holders and potential holders of municipal securities with more adequate financial information concerning issuers of municipal securities. The Rule provides exemptions for issuances with a principal amount of less than $1,000,000 and certain privately placed issuances.

         The federal bankruptcy statutes provide that, in certain circumstances, political subdivisions and authorities of states may initiate bankruptcy proceedings without prior notice to or consent of their creditors. These proceedings could result in material and adverse changes in the rights of holders of their obligations.

         From time to time, federal legislation has affected the availability of municipal obligations for investment by any Master Series. There can be no assurance that legislation adversely affecting the tax-exempt status of municipal obligations will not be enacted in the future. If such legislation were enacted, TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series would reevaluate its investment objective, policies and limitations. The Internal Revenue Service ("Service") occasionally challenges the tax-exempt status of the interest on particular municipal securities. If the Service determined that interest a Master Series earned was taxable, that interest could be deemed taxable retroactive to the time the Master Series purchased the relevant security.

         Listed below are different types of municipal obligations:

         GENERAL OBLIGATION BONDS. A general obligation bond is backed by the governmental issuer's pledge of its full faith and credit and power to raise taxes for payment of principal and interest under the bond. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Many jurisdictions face political and economic constraints on their ability to raise taxes. These limitations and constraints may adversely affect the ability of the governmental issuer to meet its obligations under the bonds in a timely manner.

         REVENUE BONDS. Revenue bonds are backed by the income from a specific project, facility or tax. Revenue bonds are issued to finance a wide variety of public projects, including (1) housing, (2) electric, gas, water, and sewer systems, (3) highways, bridges, and tunnels, (4) port and airport facilities,
(5) colleges and universities, and (6) hospitals. In some cases, repayment of these bonds depends upon annual legislative appropriations; in other cases, if the issuer is unable to meet its legal obligation to repay the bond, repayment becomes an unenforceable "moral obligation" of a related governmental unit. Revenue bonds issued by housing finance authorities are backed by a wider range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and net revenues from housing projects.

         Most private activity bonds are revenue bonds, in that principal and interest are payable only from the net revenues of the facility financed by the bonds. These bonds generally do not constitute a pledge of the general credit of the public issuer or private operator or user of the facility. In some cases, however, payment may be secured by a pledge of real and personal property constituting the facility.

         RESOURCE RECOVERY BONDS. Resource recovery bonds are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved on a temporary basis during the construction of the facility, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The credit and quality of resource recovery bonds may be affected by the viability of the project itself, tax incentives for the project, and changing environmental regulations or interpretations thereof.

         MUNICIPAL LEASE OBLIGATIONS. These obligations, which may take the form of a lease, an installment purchase or a conditional sale contract, are issued by a state or local government or authority to acquire land and a wide variety of equipment and facilities. A Master Series will usually invest in municipal lease obligations through certificates of participation ("COPs"), which give the

Master Series a specified, undivided interest in the obligation. For example, a COP may be created when long-term revenue bonds are issued by a governmental corporation to pay for the acquisition of property. The payments made by the municipality under the lease are used to repay interest and principal on the bonds. Once these lease payments are completed, the municipality gains ownership of the property. These obligations are distinguished from general obligation or revenue bonds in that they typically are not backed fully by the municipality's credit, and their interest may become taxable if the lease is assigned. The lease subject to the transaction usually contains a "non-appropriation" clause. A non-appropriation clause states that, while the municipality will use its best efforts to make lease payments, the municipality may terminate the lease without penalty if its appropriating body does not allocate the necessary funds. Such termination would result in a significant loss to a Master Series.

         MUNICIPAL NOTES (TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES). Municipal notes include the following:

         1. PROJECT NOTES are issued by local issuing agencies created under the laws of a state, territory, or possession of the United States to finance low-income housing, urban redevelopment, and similar projects. These notes are backed by an agreement between the local issuing agency and the Department of Housing and Urban Development ("HUD"). Although the notes are primarily obligations of the local issuing agency, the HUD agreement provides the full faith and credit of the United States as additional security.

         2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of future seasonal tax revenues, such as property, income and sales taxes, and are payable from these future revenues.

         3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenue, such as that available under federal revenue-sharing programs. Because of proposed measures to reform the federal budget and alter the relative obligations of federal, state, and local governments, many revenue-sharing programs are in a state of uncertainty.

         4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds provide the funds for the repayment of the notes.

         5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After completion of construction, many projects receive permanent financing from Fannie Mae or Ginnie Mae.

         6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation issued by a state or local government or an agency thereof to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

         7. PRE-REFUNDED AND "ESCROWED" MUNICIPAL BONDS are bonds with respect to which the issuer has deposited, in an escrow account, an amount of securities and cash, if any, that will be sufficient to pay the periodic interest on and principal amount of the bonds, either at their stated maturity date or on the date the issuer may call the bonds for payment. This arrangement gives the investment a quality equal to the securities in the account, usually U.S. Government Securities (defined below). Each Master Series can also purchase bonds issued to refund earlier issues. The proceeds of these refunding bonds are often used for escrow to support refunding.

         TENDER OPTION BONDS (TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES). Tender option bonds are created by coupling an intermediate- or long-term fixed rate tax-exempt bond (generally held pursuant to a custodial arrangement) with a tender agreement that gives the holder the option to tender the bond at its face value. As consideration for providing the tender option, the sponsor (usually a bank, broker-dealer, or other financial institution) receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate (determined by a remarketing or similar agent) that would cause the bond, coupled with the tender option, to trade at par on the date of such determination. After payment of the tender option fee, a Master Series effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Lehman Brothers Asset Management considers the creditworthiness of the issuer of the underlying bond, the custodian, and the third party provider of the tender option. In certain instances, a sponsor may terminate a tender option if, for example, the issuer of the underlying bond defaults on interest payments or the bond's rating falls below investment grade.

         YIELD AND PRICE CHARACTERISTICS OF MUNICIPAL OBLIGATIONS (ALL MASTER SERIES). Municipal obligations generally have the same yield and price characteristics as other debt securities. Yields depend on a variety of factors, including general conditions in the money and bond markets and, in the case of any particular securities issue, its amount, maturity, duration, and rating. Market prices of fixed income securities usually vary upward or downward in inverse relationship to market interest rates.

         Municipal obligations with longer maturities or durations tend to produce higher yields. They are generally subject to potentially greater price fluctuations, and thus greater appreciation or depreciation in value, than obligations with shorter maturities or durations and lower yields. An increase in interest rates generally will reduce the value of a Master Series' investments, whereas a decline in interest rates generally will increase that value. The ability of each Master Series to achieve its investment objective also is dependent on the continuing ability of the issuers of the municipal obligations in which a Master Series invest (or, in the case of private activity bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds) to pay interest and principal when due.

         POLICIES AND LIMITATIONS. As a fundamental policy, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series each normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal securities. As a fundamental policy, TAX-EXEMPT Master Series normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities the interest income on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("Tax Preference Item"). MONEY MARKET Master Series and PRIME Master Series may invest in municipal obligations that otherwise meet its criteria for quality and maturity.

         Except as otherwise provided in the Prospectuses for the Portfolios and this SAI, each Master Series' investment portfolio may consist of any combination of the types of municipal obligations described in the Prospectuses or in this SAI. The proportions in which each Master Series invests in various types of municipal obligations will vary from time to time.

         PURCHASES WITH A STANDBY COMMITMENT TO REPURCHASE (PRIME MASTER SERIES, MONEY MARKET MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES). When a Master Series purchases municipal obligations, it also may acquire a standby commitment obligating the seller to repurchase the obligations at an agreed upon price on a specified date or within a specified period. A standby commitment is the equivalent of a nontransferable "put" option held by a Master Series that terminates if the Master Series sells the obligations to a third party.

         The Master Series may enter into standby commitments only with banks and (if permitted under the 1940 Act) securities dealers determined to be creditworthy. A Master Series' ability to exercise a standby commitment depends on the ability of the bank or securities dealer to pay for the obligations on exercise of the commitment. If a bank or securities dealer defaults on its commitment to repurchase such obligations, a Master Series may be unable to recover all or even part of any loss it may sustain from having to sell the obligations elsewhere.

         Although each Master Series currently does not intend to invest in standby commitments, each reserves the right to do so. By enabling a Master Series to dispose of municipal obligations at a predetermined price prior to maturity, this investment technique allows the Master Series to be fully invested while preserving the flexibility to make commitments for when-issued securities, take advantage of other buying opportunities, and meet redemptions.

         Standby commitments are valued at zero in determining NAV. The maturity or duration of municipal obligations purchased by a Master Series is not shortened by a standby commitment. Therefore, standby commitments do not affect the dollar-weighted average maturity or duration of the Master Series' investment portfolio.

         POLICIES AND LIMITATIONS. A Master Series will not invest in standby commitments unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations subject to a standby commitment will be exempt from federal income tax (and, in the case of NEW YORK MUNICIPAL Master Series, from New York State and New York City personal income taxes).

         Each Master Series will not acquire standby commitments with a view to exercising them when the exercise price exceeds the current value of the underlying obligations; a Master Series will do so only to facilitate portfolio liquidity.

         PARTICIPATION INTERESTS (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES). The Master Series may purchase from banks participation interests in all or part of specific holdings of short-term municipal obligations. Each participation interest is backed by an irrevocable letter of credit issued by a selling bank determined by Lehman Brothers Asset Management to be creditworthy. A Master Series has the right to sell the participation interest back to the bank, usually after seven days' notice, for the full principal amount of its participation, plus accrued interest, but only (1) to provide portfolio liquidity, (2) to maintain portfolio quality, or (3) to avoid losses when the underlying municipal obligations are in default. Although no Master Series currently intends to acquire participation interests, each reserves the right to do so in the future.

         POLICIES AND LIMITATIONS. Each Master Series will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Service that the interest the Master Series earns on municipal obligations in which it holds participation interests is exempt from federal income tax (and, in the case of NEW YORK MUNICIPAL Master Series, from New York State and New York City personal income taxes).

         MORTGAGE-BACKED SECURITIES (MONEY MARKET MASTER SERIES, PRIME MASTER SERIES, GOVERNMENT MASTER SERIES AND GOVERNMENT RESERVES MASTER SERIES). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (such as GNMA, Fannie Mae, and Freddie Mac), though not necessarily backed by the full faith and credit of the United States, or may be issued by private issuers. Private issuers are generally originators of and investors in mortgage loans and include savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Private mortgage-backed securities may be supported by U.S. Government agency mortgage-backed securities or some form of non-governmental credit enhancement.

         Government-related guarantors (I.E., not backed by the full faith and credit of the U.S. Government) include Fannie Mae and Freddie Mac. Fannie Mae is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of HUD. Fannie Mae purchases conventional (I.E., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers that include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

         Freddie Mac is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. Freddie Mac issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from Freddie Mac's national portfolio. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

         Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as market interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Master Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Master Series use an approach that Lehman Brothers Asset Management believes is reasonable in light of all relevant circumstances. If this determination is not borne out in practice, it could positively or negatively affect the value of the Master Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or collateralized mortgage-backed bonds ("CBOs"). CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages; payments of principal and interest on the mortgages are passed through to the holders of the CMOs, although not necessarily on a PRO RATA basis, on the same schedule as they are received. CBOs are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a CBO, (although, like many bonds, CBOs may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities) may create mortgage loan pools to back CMOs and CBOs. Such issuers may be the originators and/or servicers of the underlying mortgage loans, as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than governmental and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance and letters of credit, may support timely payment of interest and principal of non-governmental pools. Governmental entities, private insurers, and mortgage poolers issue these forms of insurance and guarantees. Lehman Brothers Asset Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Master Series' investment quality standards. There can be no assurance that private insurers or guarantors can meet their obligations under insurance policies or guarantee arrangements. A Master Series may buy mortgage-backed securities without insurance or guarantees, if Lehman Brothers Asset Management determines that the securities meet the Master Series' quality standards. Lehman Brothers Asset Management will, consistent with the Master Series' investment objectives, policies and limitations and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         POLICIES AND LIMITATIONS. A Master Series may not purchase mortgage-backed securities that, in Lehman Brothers Asset Management's opinion, are illiquid if, as a result, more than 10% of the Master Series' net assets would be invested in illiquid securities. A Master Series may invest in U.S. Government agency mortgage-backed securities only if they are backed by the full faith and credit of the United States.

         ZERO COUPON (ALL MASTER SERIES EXCEPT TREASURY MASTER SERIES AND TREASURY RESERVES MASTER SERIES).

         Each Master Series may invest in zero coupon securities. These securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a significant discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         Zero coupon securities are redeemed at face value when they mature. The discount on zero coupon must be taken into income ratably by each Master Series prior to the receipt of any actual payments.

         Because each Master Series must distribute to its shareholders substantially all of its net investment income (including non-cash income attributable to zero coupon securities) each year for income and excise tax purposes, a Master Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its distribution requirements. See "Additional Tax Information -- Taxation of the Funds."

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay cash interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.

         LEVERAGE. (ALL MASTER SERIES) A Master Series may make investments while borrowings are outstanding and may engage in transactions that have the effect of leverage. Leverage creates an opportunity for increased total return but, at the same time, creates special risk considerations. For example, leverage may amplify changes in a Master Series' NAV. Although the principal of such borrowings will be fixed, a Master Series' assets may change in value during the time the borrowing is outstanding. Leverage from borrowing creates interest expenses for a Master Series. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Master Series will have to pay, that Master Series' total return will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Master Series will be less than it would be if leverage were not used, and therefore the amount available for distribution to that Master Series' shareholders as dividends will be reduced. Reverse repurchase agreements, securities lending transactions and when-issued and delayed delivery transactions may create leverage.

         POLICIES AND LIMITATIONS. Each Master Series may borrow money from banks for temporary or emergency purposes or enter into reverse repurchase agreements for any purpose, as long as such borrowings do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings).

         However,   for  MONEY  MARKET  Master  Series,   PRIME  Master  Series,
GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series, as an operating policy, a Master Series will not invest more than 20% of its total assets in reverse repurchase agreements and securities lending transactions in the aggregate.

         Each of MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series may also borrow up to 5% of its total assets for temporary purposes, e.g., for the purpose of settling purchase and sale transactions; these temporary borrowings are not subject to the 33-1/3% limitation.

         TERRORISM RISKS. (All Master Series) Some of the U.S. securities markets were closed for a four-day period as a result of the terrorist attacks on the World Trade Center and Pentagon on September 11, 2001. These terrorist attacks, the war with Iraq and its aftermath, continuing occupation of Iraq by coalition forces and related events have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Those events could also have an acute effect on individual issuers or related groups of issuers or issuers concentrated in a single geograpic area. A similar disruption of the financial markets or other terrorist attacks could adversely impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to portfolio securities and adversely affect Master Series service providers and the Master Series' operations.

         SPECIAL RISK CONSIDERATIONS FOR NEW YORK MUNICIPAL PORTFOLIO

         SPECIAL CONSIDERATIONS RELATING TO NEW YORK MUNICIPAL OBLIGATIONS. The New York Master Series will have considerable investments in New York municipal obligations. Accordingly, the Master Series will be more susceptible to certain factors which could adversely affect issuers of New York municipal obligations than a mutual fund which does not have as great a concentration in New York municipal obligations. The ability of issuers to pay interest on, and repay principal of, New York municipal obligations may be affected by: (1) amendments to the New York Constitution and other statutes that limit the taxing and spending authority of New York government entities; (2) the general financial and economic profile as well as the political climate of the State of New York, its public authorities, and political subdivisions; and (3) a change in New York laws and regulations or subsequent court decisions that may affect, directly or indirectly, New York municipal obligations. The Master Series' yield and share price are sensitive to these factors as one or more of such factors could undermine New York issuers' efforts to borrow, inhibit secondary market liquidity and erode credit ratings.

         Summarized below are important financial concerns relating to the Master Series' investments in New York municipal obligations. This section is not intended to be an entirely comprehensive description of all risks involved in investing in New York municipal obligations. The information contained in this section is intended to give a recent historical description and is not intended to indicate future or continuing trends in the financial or other positions of the State of New York (the "State") and the City of New York (the "City"). It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State and the City, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

         STATE ECONOMY. The State has a varied economy with a comparatively large share of the nation's financial activities, information and employment in education and health services, but a very small share of the nation's farming and mining activity. The State has the third largest population in the nation, and its residents have a relatively high level of personal wealth. Its location, airport facilities and natural harbors have made it a vital link in international commerce and tourism comprises a significant part of the economy. The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated in the services sector. New York City, which is the most populous city in the nation and the center of the nation's largest metropolitan area, accounts for a large portion of the State's population and personal income.

         The State economy continues to expand, as recent above-trend growth rates reinforce the strength of the State economy. Nonetheless, there can be no assurance that the State economy will not experience worse-than-predicted results in the 2006-07 fiscal year (April 1, 2006 through March 31, 2007) or subsequent fiscal years, with corresponding material and adverse effects on the State's projections of receipts and disbursements. The State's economic recovery is securely in the middle of its third year. The low interest rates and rising home prices have supported the State's financial and housing sectors, while the professional and business services sector has benefited from robust growth in U.S. corporate profits. Also, the tourism boom in New York City appears to be continuing. Although the New York State Leading Index indicates continued growth going forward, the rate of growth is expected to slow because the most recent data indicates that the State's economic momentum may have already peaked. The private sector employment growth is projected to slow to 0.9 percent in 2006, which is consistent with Executive and Legislative economic forecasting prior to the enactment of the State's 2006-07 Budget.

         Data regarding employment dynamics at the firm level continue to support a positive outlook for growth because the gross rate of job creation comfortably exceeds the gross rate of job destruction. However, the recent upturn in the job destruction index may be an indicator of slowing State economic growth. The recent Federal Reserve policy appears to be aimed at engineering a soft landing for the U.S. economy.

         Although the housing market is expected to continue to grow going forward, the growth will likely not be as healthy as observed in prior years as prices have appeared to plateau, especially so outside of Manhattan. Furthermore, with the improvement in the stock market during recent years, the securities industry continues to experience solid profit levels. Personal income growth for 2006 has been slightly revised upward due to revisions by the U.S. Bureau of Economic Analysis in the nonwage components of income, and the total New York wage and salary growth for the State are predicted to remain constant at 4.9 percent.

         Many uncertainties exist in any forecast of the national and State economies. Given recent events, such uncertainties are particularly pronounced at this time. The State and City of New York are particularly vulnerable to an unexpectedly poor performance by the financial markets, which could reduce securities industry rates of profit and bonus payment growth. General global instability along with increasing energy prices and interest rates could also adversely impact the equity markets resulting in a disproportionate impact to the economy.

         STATE BUDGET. Each year, the Governor is required to provide the State Legislature with a balanced executive budget (the "Executive Budget") which constitutes the proposed State financial plan for the ensuing fiscal year. The State's fiscal year for 2006-07 ends on March 31, 2007. (New York State's fiscal year for 2007-08 will run from April 1, 2007 to March 31, 2008.) All Government Funds receipts are projected to be $111.2 billion in 2006-07, an increase of 3.9% from 2005-06. All Government Funds spending is projected to be $112.5 billion in 2006-07, an increase of 4.4% from 2005-06. Spending increases were primarily due to increased expenses, larger disbursements for Medicaid, school aid and higher education, among other things.

         Assuming improved economic performance and growth in both personal income and sales taxes, the financial plan projects a closing balance in the State's largest and principal operating fund, the General Fund, of $3.3 billion at the end of the 2006-07 fiscal year. As a result of a significant revenue increase due to a range of positive economic developments and tax stimuli, total General Fund receipts and transfers from other funds are projected to be approximately $50.9 billion recorded in 2006-07. Because of higher spending on grants to local governments, state operations, and general state charges, partially offset by lower spending on capital projects and transfers to other funds, total General Fund disbursements, including transfers to other funds, are projected to be $50.8 billion for 2006-07, an increase of 7.8% from 2005-06.

         NON-RECURRING ACTIONS. The 2006-07 budget includes a total of $900 million in non-recurring actions. Two of those actions are $90 million in additional revenues from abandoned property revenue, and $112 million in additional sweeps of available fund balances.

         GENERAL FUND OUTYEAR BUDGET GAP PROJECTIONS. As the State prepared the budget cycle it projected budget gaps in the General Fund of $5.8 billion in 2006-2007 and $5.6 billion in 2007-2008. However, because of the recurring savings realized in the 2005-2006 Executive Budget, the gaps of both were reduced to $2.5 billion. When compared to the Executive Budget projections, the General Fund budget gaps for the 2006-2007 and 2007-2008 budgets have increased and are now estimated at $3.2 billion and $4.1 billion, respectively. These estimates reflect the use of the Fiscal Stability Reserve to reduce the out year gaps in equal amounts and are principally the result of anticipated spending increases which exceed growth in revenue collections and the loss of nonrecurring resources.

         Future budget gaps are subject to substantial revision as additional information becomes available about the national and State economies, financial sector activity, entitlement spending and social service caseloads, and State reimbursement obligations that are driven by local government activity. Key factors include: end-of-year business tax collections; calendar year economic results; year-end financial sector bonus income data; the school aid database update in November; and quarterly Medicaid cycle trend analysis.

         OTHER CONSIDERATIONS. Many complex political, social and economic forces influence the State's economy and finances, which may in turn affect the Budget. These factors may affect the State unpredictably from fiscal year to fiscal year and are influenced by governments, institutions and events that are not subject to the State's control. It is also necessarily based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and State economies. There can be no assurance that the State's actual results will not differ materially and adversely from the current forecast.

         The State anticipates its general reserves will total $893 million, including $872 million in the rainy day reserve (the "tax stabilization reserve") and $21 million in the Contingency Reserve Fund for litigation risks. An additional $601 million has been set aside in a fiscal stability reserve which is intended to be dispersed in equal installments in 2006-07 and 2007-08 to help lower the projected budget gaps. The State also has restricted fund balances that are set aside for the payment existing liabilities for the Community Projects Fund ($287 million).

         Aside from the $21 million in the Contingency Reserve Fund, specific reserves have not been set aside to cover potential costs that could materialize as a result of adverse rulings in pending litigation, the cost of collective bargaining agreements with State employee unions, federal actions that could adversely affect the State's projections of receipts and disbursements, or other federal disallowances.

         The fiscal health of the State is closely linked to the fiscal health of its localities, particularly the City, which has required historically significant financial assistance from the State. National recession, the September 11, 2001 terrorist attacks and stock market declines have yielded substantive credit pressure, although rating stability has been exhibited throughout these events. The State's disproportionate dependency upon the financial services sector exposes the State to volatility during periods of financial market weakness. Furthermore, upstate municipalities do not necessarily benefit from strong financial market performance as do the City and surrounding areas and, therefore, economic improvement may not be uniform across the State. Furthermore, if the global economies have slower growth than expected, demand for State goods and services would be lower than projected, which would again diminish employment and income growth relative to the forecast.

         The United States Congress often considers making changes to federal income tax law. Since the State uses federal taxable income as the starting point for calculating taxable income, such changes in federal law could adversely impact State tax revenues.

         RECENT STATE FISCAL YEARS. The Division of the Budget ("DOB") reported that the State ended the 2005-06 fiscal year on March 31, 2006 with a General Fund operating surplus of $2.0 billion. Total receipts, including transfers from other funds, were $47.2 billion. Disbursements, including transfers to other funds, totaled $46.5 billion. The General Fund ended the fiscal year with a balance of $3.3 billion, which included $944 million in the Tax Stabilization Reserve Fund (after a $72 million deposit at the close of 2005-06), the Contingency Reserve Fund ($21 million), and the Community Projects Fund ($251 million). The closing fund balance includes $2.0 billion in a spending stabilization reserve fund.

         STATE DEBT. Included in state financing activities are general obligation debt as well as State-guaranteed debt, to which the full faith and credit of the State has been pledged. Also included in the State's financing activities are lease-purchase and contractual-obligation financings and other financings through public authorities and municipalities, where the State's obligation to make payments for debt service is generally subject to annual appropriation by the Legislature.

         As of March 31, 2006, the State had approximately $3.6 billion outstanding in general obligation debt, $27.1 billion in debt relating to lease-purchase and contractual-obligation financing of State capital programs, $6.3 billion in state personal income tax revenue bond financing, and $4.3 billion in debt from the Local Government Assistance Corporation, a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing, as of March 31, 20056 The State's 2006-07 borrowing plan projects that $236 million in general obligation bonds will be issued, along with $720 million to finance capital projects for transportation and approximately $3 billion of bonds to restructure outstanding bonds. Further expected issuances include $21 million in DOH Revenue Bonds to support a portion of the costs to construct a new veteran's nursing home, $4.77 billion in state personal income tax revenue bonds to finance other capital programs, $312 million to finance capital projects at mental health facilities, and $92 million to finance capital projects for student dormitories at State educational institutions.

         The total amount of State debt outstanding is projected to increase from 5.30 percent of personal income in fiscal year 2005-06 to 5.52 percent in fiscal year 2006-07. Total debt outstanding is projected to increase from $42.6 billion in 2005-06 to $45.2 billion in 2006-07. Total state-supported debt service costs as a percent of total governmental fund receipts is estimated to be 3.69 percent in fiscal year 2006-07.

         New State-supported debt issued on or after April 1, 2000 is subject to the Debt Reform Act of 2000 ("Debt Reform Act"). This Act imposes caps on new debt outstanding and new debt service costs, restricts the use of debt to capital purposes only and restricts the maximum term of debt issuances to no more than 30 years.

         As of September 30, 2006, Fitch, Inc., Moody's and S&P rated the State's outstanding general obligation bonds AA-, A1 and AA, respectively. Ratings reflect only the respective views of such organizations, and an explanation of the significance of such ratings may be obtained from the rating agency furnishing the same. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely, if in the judgment of the agency originally establishing the rating, circumstances so warrant.

         LITIGATION. The State is currently involved in certain litigation where adverse decisions could have a material impact on State finances. Included in this litigation are the following matters, although not exhaustive of all pending matters:

         In FREEDOM HOLDINGS INC. ET AL. V. SPITZER ET ANO., two cigarette importers in 2002 challenged laws enacted by the State under the 1998 Tobacco Master Settlement Agreement ("MSA"). The trial court granted the State's motion to dismiss for failure to state a cause of action. Plaintiffs appealed and, on January 6, 2004, the appellate court (1) affirmed the dismissal of the Commerce Clause violation; (2) reversed the dismissal of anti-trust violations; and (3) remanded the equal protection violations relating to selective enforcement of State laws on Native American reservations to the trial court for further proceedings. Plaintiffs have filed an amended complaint that also challenges the MSA itself (as well as other related State statutes) primarily on preemption grounds. Plaintiffs also sought preliminary injunctive relief which was denied by the trial court except that portion of the ability of tobacco manufacturers to obtain the release of certain funds from escrow. Plaintiffs appealed and the appellate court affirmed the trial court's denial.

         In CAMPAIGN FOR FISCAL EQUITY, INC., ET AL. V. STATE, ET AL., plaintiffs claimed that the State's method of determining funding levels for New York City public schools has a disparate impact on plaintiffs in violation of Title VI of the Civil Rights Act of 1964 and does not provide a "sound basic education" as required by the State Constitution. By a decision dated June 26, 2003, the New York State Court of Appeals held that the evidence supported the trial court's conclusion that New York City school children were not receiving the constitutionally mandated opportunity for a sound basic education, and remitted the case to the trial court for further proceedings in accordance with its decision. In August 2004, the Supreme Court, New York County, referred this case to a panel of three referees to make recommendations as to how the State should satisfy the Court of Appeals holding. On November 30, 2004, the panel recommended that the State pay New York City Schools a total of $14.1 billion over the next four years in additional operations funding and $9.2 billion over the next five years for capital improvements. On March 15, 2005, the Supreme Court, New York County, issued an order confirming the panel's report. This order was vacated on March 23, 2006 by the Appellate Division, First Department. The Appellate Division directed the Governor and Legislature to consider between a range of $4.7 billion and $5.63 billion over four years to appropriate to the New York City Schools for operational funding and to implement a capital improvement plan that expends $9.179 billion over 5 years or another amount that satisfies the New York City School's capital needs. Both the plaintiff and defendants have appealed the Supreme Court's decision to the Court of Appeals.

         There are currently multiple Indian land claims before the courts which include ONEIDA INDIAN NATION OF NEW YORK ET AL. V. COUNTY OF ONEIDA, CAYUGA INDIAN NATION OF NEW YORK V. CUOMO, ET AL., CANADIAN ST. REGIS BAND OF MOHAWK INDIANS, ET AL., V. STATE OF NEW YORK, ET AL., and SENECA NATION OF INDIANS, ET AL V. STATE, ET AL. in which the State may be liable for monetary damages or transfer of property among other damages.

         In CONSUMERS UNION OF U.S., INC. V. STATE, plaintiffs challenge the constitutionality of statutes relating to the authorization of the conversion of Empire Health Choice, d/b/a Empire Blue Cross and Blue Shield from a not-for-profit corporation to a for-profit corporation. Upon such conversion, the law requires, in part, that assets representing 95 percent of the fair market value of the not-for-profit corporation be transferred to a fund designated as the "public asset fund" to be used for the purpose set forth in the Insurance Law. The State and private defendants have separately moved to dismiss the complaint. On November 6, 2002, the Supreme Court, New York County, granted a temporary restraining order, directing that the proceeds from the initial public offering of the for-profit corporation be deposited with the State Comptroller in an interest-bearing account, pending the hearing of a motion for a preliminary injunction, which was returnable simultaneously with the motions to dismiss, on November 26, 2002. On May 20, 2004, the Appellate Division, First Department affirmed the dismissal of plaintiff's original complaint but also affirmed the denial of defendants' motion to dismiss the amended claim. The State, the other defendants and the plaintiffs have been granted leave to appeal to the Court of Appeals.

         Other significant litigation includes statutory challenges related to Medicaid payment reimbursement methodology.

         STATE RETIREMENT SYSTEMS. The State and Local Retirement Systems ("Systems") provide coverage for public employees of the State and its localities (except employees of the City and teachers, who are covered by separate plans). The State Constitution considers membership in any State pension or retirement system to be a contractual relationship, the benefits of which shall not be diminished or impaired. The present value of anticipated benefits for current members, retirees, and beneficiaries as of April 1, 2006 was $145.4 billion (including $53.4 billion for current retirees and beneficiaries), and the net assets available for benefits as of March 31, 2006 were $128 billion (including $2.3 billion in receivables). Under the funding method used by the Systems, the anticipated benefits of current members, retirees and beneficiaries are expected to be sufficiently covered by the net assets, plus future actuarially determined contributions.

         AUTHORITIES. Generally, the fiscal stability of the State is partially dependent upon the fiscal stability of its public authorities ("Authorities"). Such Authorities are responsible for financing, constructing, and operating revenue-producing public benefit facilities. Authorities may issue bonds and notes within the amounts and restrictions set forth in their legislative authorization and are not subject to the constitutional restrictions on the incurrence of debt that apply to the State itself. Not surprisingly, if any of the Authorities were to default on their respective obligations, particularly with respect to debt that is State-supported or State-related, the State's access to the public credit markets could be impaired, and consequently, the market price of its outstanding debt could be negatively affected. As of December 31, 2006, the aggregate outstanding debt, including refunding bonds, of all the Authorities was $120.4 billion, and there were 19 public authorities that had outstanding debt of $100 million or more.

         In order to pay their operating expenses and debt service costs, public authorities generally use revenues generated by the projects they finance or operate, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, charges for occupancy at medical care facilities, and charges for public power, electric, and gas utility services. In recent years, however, the State has provided financial assistance through appropriations, in some cases of a recurring nature, to certain of the Authorities for operating and other expenses and, in fulfillment of its commitments on moral obligation indebtedness or otherwise, for debt service.

This operating assistance is expected to continue to be required in future years. Moreover, certain statutory arrangements provide for State local assistance payments otherwise payable to localities to be made under certain circumstances to certain Authorities. The State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, but understandably, the affected localities could seek additional State funds in the event that local assistance payments are diverted to Authorities.

         METROPOLITAN TRANSPORTATION AUTHORITY ("MTA"). In February 2006, the MTA released an update to the MTA financial plan for the years 2006-09 and the 2006 MTA Adopted Budget for itself and its affiliates and subsidiaries, which operate various rail, subway and bus services in New York City and the surrounding area. It is expected that the plan will enable all such entities to maintain their respective operations on a self-sustaining basis through 2006 with a closing cash balance estimated at $462 million in 2005 and a closing cash balance of $217 million forecast for 2006. There are anticipated budget gaps of $154 million in 2007, $797 million in 2008 and $934 million in 2009.

         On September 29, 2004, the MTA Board approved a $27.791 billion capital program for the 2005-09 period. The Capital Program Review Board ("CPRB") reviewed the transit and commuter rail portions of the program on October 1, 2004, but disapproved the submission on December 21, 2004 in order to allow time for funding issues related to the proposal to be resolved. In April 2005, the MTA Board approved a revised 2005-09 plan based on the 2005-09 State Budget, which provided for additional tax revenues for the MTA that allowed the MTA to advance a revised five-year plan totaling $21.145 billion. The CPRB approved the transit and commuter portions of this plan totaling $17.987 billion with minor program modifications in July 2005. The revised 2005-09 Capital Program assumes the issuance of an estimated $5.1 billion in new money MTA bonds. It is projected that the remainder of the plan will be financed with assistance from the federal government, the State, the City of New York, and from various other revenues generated from actions taken by the MTA. However, the MTA has proposed an amendment to revise the five-year program to total $21.285 billion.

         When a final plan is adopted there is no guarantee that all the necessary governmental actions for the current or future capital programs will be taken or that funding sources currently identified will not be decreased or eliminated. As appropriate, the MTA and the CPRB may amend the 2005-09 Capital Program from time to time due to the level of available funding. If the 2005-09 Capital Plan is delayed or reduced, ridership and fare revenue may decline, which could impair the MTA's ability to meet its operating expenses without additional State assistance.

         The official financial disclosure of the MTA and its subsidiaries is available by contacting the Metropolitan Transportation Authority, Finance Department, 347 Madison Avenue, 6th Floor, New York, New York 10017 or by visiting the MTA website at www.mta.info.

         NEW YORK CITY. The fiscal demands on the State may be affected by the fiscal condition of the City, which relies in part on State aid to balance its budget and meet its cash requirements. It is also possible that the State's finances may be affected by the ability of the City, and certain entities issuing debt for the benefit of the City, to market securities successfully in the public credit markets.

         The official financial disclosure of The City of New York and the financing entities issuing debt on its behalf is available by contacting Raymond
J. Orlando, Director of Investor Relations, (212) 788-5875 or contacting the Office of Management and Budget, 75 Park Place, 6th Floor, New York, NY 10007.

         NEW YORK CITY FINANCIAL PLAN. On January 31, 2006, the City released a modification to its financial plan for 2006-10 ("January Financial Plan"). The January Financial Plan projected revenues and expenditures for the 2006 and 2007 fiscal years are balanced, in accordance with generally accepted accounting principles, and projects gaps of $3.4 billion, $3.5 billion and $2.7 billion for fiscal years 2007, 2008 and 2009, respectively. The 2006-2009 financial plan's projections for total revenues for each of these gap outyears is approximately $53 billion, $54.3 billion and $56.2 billion.

         On May 4, 2006, the Mayor issued the Executive budget for fiscal year 2007 and an updated four-year financial plan for 2006 through 2010. The City projects a balanced budget for the current fiscal year, a budget gap of $3.6 billion, $4.2 billion and $3.6 billion for fiscal years 2008, 2009 and 2010 respectively.

         The staffs of the New York State Financial Control Board ("FCB"), Office of the State Deputy Comptroller for the City of New York ("OSDC"), the
City Comptroller and the Independent Budget Office ("IBO"), issue periodic reports on the City's financial plans. Copies of the most recent reports are available by contacting: FCB, 123 William Street, 23rd Floor, New York, NY 10038, Attention: Executive Director; OSDC, 59 Maiden Lane, 29th Floor, New York, NY 10038, Attention: Deputy Comptroller; City Comptroller, Municipal Building, 6th Floor, One Centre Street, New York, NY 10007-2341, Attention:
Deputy Comptroller for Budget; and IBO, 110 William Street, 14th Floor, New York, NY 10038, Attention: Director.

         NEW YORK CITY FINANCING PROGRAM. Successful execution of the January Financial Plan depends upon the City's ability to market its securities successfully. The City's program for financing capital projects for fiscal years 2006 through 2010 projects $31.6 billion of long-term borrowing to support the City's current capital program. With the exception of a very small portion of the financing, the program will be implemented through General Obligation ("GO") bonds of the City and bonds of the New York City Municipal Water Finance Authority ("NYW"), unless bonding capacity of the New York City Transitional Finance Authority ("TFA") is increased.

         The City's total debt outstanding (excluding approximately $15.9 billion in debt of the NYW) for fiscal year 2006 is expected to be approximately $53.1 billion, which equals 14.9% of total City personal income. The City's financial plan is predicated on numerous assumptions, including the condition of the City's and the region's economies and the associated receipt of economically sensitive tax revenues in the projected amounts. The plan is also subject to a variety of other factors.

         In addition to borrowings related to capital projects, the City issues both revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City, NYW, TFA, TSASC and other bonds and notes will be subject to prevailing market conditions. The City's planned capital and operating expenditures are dependent upon the sale of its general obligation debt, as well as debt of the NYW, TFA, Dormitory Authority of the State of New York and TSASC.

         Since 1981, the City has repaid all short-term obligations within their fiscal year of issuance, fully satisfying its seasonal financing needs in the public credit markets. At times, the City has been obligated to issue short-term notes in amounts exceeding those expected earlier in the fiscal year because of delays in adopting the State's budget.

         OTHER LOCALITIES. Historically, the State has provided unrestricted financial assistance to cities, counties, towns and villages outside of the City. Certain localities outside the City have experienced financial problems and have consequently requested and received additional State assistance during the last several State fiscal years. Not included in the projections of the State's receipts and disbursements for the State's 2005-06 fiscal year or thereafter is the potential impact of any future requests by localities for additional financial assistance.


                           CERTAIN RISK CONSIDERATIONS


         A Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in the Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher PRO RATA operating expenses, thereby producing lower returns.

         Each of TAX-EXEMPT Master Series', MUNICIPAL Master Series' and NEW YORK MUNICIPAL Master Series' ability to achieve its investment objective is dependent on the continuing ability of the issuers of municipal obligations in which the Master Series invests (and, in certain circumstances, of banks issuing letters of credit or insurers issuing insurance backing those obligations) to pay interest and principal when due.

         Although each Master Series seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that each Master Series will achieve its investment objective.

                             PERFORMANCE INFORMATION

          Each Portfolio's performance figures are based on historical results and are not intended to indicate future performance. The yield and total return of each Portfolio will vary. Although each Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

Yield Calculations
------------------

         Each of the Portfolios may advertise its "current yield" and "effective yield" in the financial press and other publications. A Portfolio's CURRENT YIELD is based on the return for a recent seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The EFFECTIVE YIELD of each Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1.

Tax Equivalent Yield
--------------------

         GOVERNMENT PORTFOLIO AND GOVERNMENT RESERVES PORTFOLIO. Much of the dividends these Portfolios pay may represent income it received on direct obligations of the U.S. Government and, as a result, is not subject to income tax in most states and localities. From time to time, these Portfolios may advertise a "tax equivalent yield" for one or more of those states or localities that reflects the taxable yield that an investor subject to the highest marginal rate of state or local income tax would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Portfolio. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield =  Y1 + Y2
                                                ---
                                                1-MR

where Y1 equals the portion of a Portfolio's current or effective yield that is not subject to state or local income tax, Y2 equals that portion of a Portfolio's current or effective yield that is subject to that tax, and MR equals the highest marginal tax rate of the state or locality for which the tax equivalent yield is being calculated.

         The calculation of tax equivalent yield can be illustrated by the following example. If the current yield for a 7-day period was 5%, and during that period 100% of the income was attributable to interest on direct obligations of the U.S. Government and, therefore, was not subject to income taxation in most states and localities, a taxpayer residing in New York and subject to that state's highest marginal 2006 tax rate of 6.85% would have to have received a taxable current yield of 8.26% in order to equal the 5% after-tax yield. Moreover, if that taxpayer also were subject to income taxation by New York City at a marginal 2006 rate of 3.65%, the taxpayer would have to have received a taxable current yield of 8.6% to equal the 5% after-tax yield.

         The use of a 5% yield in this example is for illustrative purposes only and is not indicative of the Portfolio's recent or future performance. Of course, all dividends paid by GOVERNMENT Portfolio and GOVERNMENT RESERVES Portfolio are subject to federal income taxation at applicable rates.

         NEW YORK MUNICIPAL PORTFOLIO. This Portfolio may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest combined marginal rate of federal income tax and New York state and New York city personal income taxes (41.8% during 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in the Fund. TAX EQUIVALENT YIELD is calculated according to the following formula:

                       Tax Equivalent Yield = Y1 + Y2 + Y3
                                             ---  ---
                                             1-MR 1-MRNY

where Y1 equals the portion of the Portfolio's current or effective yield that is not subject to federal, New York state and New York city personal income taxes, Y2 equals the portion of the Portfolio's current or effective yield that is subject to New York state and New York city personal income taxes, Y3 equals the portion of the Portfolio's current or effective yield that is subject to federal income tax and New York state and New York city personal income taxes, MRNY equals New York's highest marginal tax rate in 2006, and MR equals the highest combined marginal tax rate.

         For example, if the tax-free yield is 4%, there is no interest subject to federal, New York state and New York city personal income taxes, and the maximum combined tax rate is 41.8% during 2006, the computation is:

             4% / (1 - .418) = 4 / .582 = 6.87% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.87%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.87%. This example assumes that all of the income from the investment is tax-exempt.

         The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Portfolio's future performance.

         TAX-EXEMPT PORTFOLIO AND MUNICIPAL PORTFOLIO. Each Portfolio may advertise a "tax equivalent yield" that reflects the taxable yield that an investor subject to the highest marginal rate of federal income tax (35% during 2006) would have had to receive in order to realize the same level of after-tax yield produced by an investment in a Portfolio. TAX EQUIVALENT YIELD is calculated according to the following formula:

                         Tax Equivalent Yield =  Y1 + Y2
                                                ---
                                                1-MR

where Y1 equals the portion of a Portfolio's current or effective yield that is not subject to federal income tax, Y2 equals the portion of a Portfolio's current or effective yield that is subject to that tax, and MR equals the highest marginal federal tax rate.

         For example, if the tax-free yield is 4%, there is no interest subject to federal income tax, and the maximum federal income tax rate is 35% during 2006, the computation is:

              4% / (1 - .35) = 4 / .65 = 6.15% Tax Equivalent Yield

In this example, the after-tax yield (of a taxable investment) will be lower than the 4% tax-free investment if available taxable yields are below 6.15%; conversely, the taxable investment will provide a higher after-tax yield when taxable yields exceed 6.15%. This example assumes that all of the income from the investment is tax-exempt.

         The use of a 4% yield in these examples is for illustrative purposes only and is not indicative of the Portfolios' future performance.

          NB Management may from time to time reimburse a Portfolio for a portion of its expenses. Such action has the effect of increasing yield and total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.


                              TRUSTEES AND OFFICERS

         The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by NB Management.


INFORMATION ABOUT THE BOARD OF TRUSTEES

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------                ----------        ---------------------------       -----------            -------

INDEPENDENT PORTFOLIO TRUSTEES
---------------------------------------------------------------------------------------------------------------------
John Cannon (76)         Trustee since    Consultant; formerly, Chairman,           64         Independent Trustee
                           inception      CDC Investment Advisers                              or Director of three
                                          (registered investment adviser),                     series of
                                          1993 to January 1999; formerly,                      Oppenheimer Funds:
                                          President and Chief Executive                        Limited Term New
                                          Officer, AMA Investment                              York Municipal Fund,
                                          Advisors, an affiliate of the                        Rochester Fund
                                          American Medical Association.                        Municipals, and
                                                                                               Oppenheimer
                                                                                               Convertible
                                                                                               Securities Fund
                                                                                               since 1992.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------                ----------        ---------------------------       -----------            -------
---------------------------------------------------------------------------------------------------------------------
Faith Colish (71)        Trustee since    Counsel, Carter Ledyard &                 64         Advisory Director,
                           inception      Milburn LLP (law firm) since                         ABA Retirement Funds
                                          October 2002; formerly,                              (formerly, American
                                          Attorney-at-Law and President,                       Bar Retirement
                                          Faith Colish, A Professional                         Association (ABRA))
                                          Corporation, 1980 to 2002.                           since 1997
                                                                                               (not-for-profit
                                                                                               membership
                                                                                               association).

---------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (69)      Trustee since    President, C.A. Harvey                    64         Formerly, President,
                           inception      Associates since October 2001;                       Board of Associates
                                          formerly, Director, AARP, 1978                       to The National
                                          to December 2001.                                    Rehabilitation
                                                                                               Hospital's Board of
                                                                                               Directors, 2001 to
                                                                                               2002; formerly,
                                                                                               Member, Individual
                                                                                               Investors Advisory
                                                                                               Committee to the New
                                                                                               York Stock Exchange
                                                                                               Board of Directors,
                                                                                               1998 to June 2002.

---------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (79)    Trustee since    Marcus Nadler Professor Emeritus          64         Director, The Caring
                           inception      of Finance and Economics, New                        Community
                                          York University Stern School of                      (not-for-profit);
                                          Business; formerly, Executive                        formerly, Director,
                                          Secretary-Treasurer, American                        DEL Laboratories,
                                          Finance Association, 1961 to                         Inc. (cosmetics and
                                          1979.                                                pharmaceuticals),
                                                                                               1978 to 2004;
                                                                                               formerly, Director,
                                                                                               Apple Bank for
                                                                                               Savings, 1979 to
                                                                                               1990; formerly,
                                                                                               Director, Western
                                                                                               Pacific Industries,
                                                                                               Inc., 1972 to 1986
                                                                                               (public company).


---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------                ----------        ---------------------------       -----------            -------
---------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (69)    Trustee since    Retired; formerly, Vice                   64         Director,
                           inception      President and General Counsel,                       Webfinancial
                                          WHX Corporation (holding                             Corporation (holding
                                          company), 1993 to 2001.                              company) since
                                                                                               December 2002;
                                                                                               formerly, Director
                                                                                               WHX Corporation
                                                                                               (holding company),
                                                                                               January 2002 to June
                                                                                               2005; formerly,
                                                                                               Director, State
                                                                                               Theatre of New Jersey
                                                                                               (not-for-profit
                                                                                               theater), 2000 to
                                                                                               2005; formerly,
                                                                                               Director, Kevlin
                                                                                               Corporation
                                                                                               (manufacturer of
                                                                                               microwave and other
                                                                                               products).
---------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien (78)   Trustee since    Formerly, Member, Investment              64         Director, Legg
                           inception      Policy Committee, Edward Jones,                      Mason, Inc.
                                          1993 to 2001; President,                             (financial services
                                          Securities Industry Association                      holding company)
                                          ("SIA") (securities industry's                       since 1993;
                                          representative in government                         formerly, Director,
                                          relations and regulatory matters                     Boston Financial
                                          at the federal and state                             Group (real estate
                                          levels),  1974 to 1992; Adviser                      and tax shelters),
                                          to SIA, November 1992 to                             1993 to 1999.
                                          November 1993.

---------------------------------------------------------------------------------------------------------------------
William E. Rulon (74)    Trustee since    Retired; formerly, Senior Vice            64         Formerly, Director,
                           inception      President, Foodmaker, Inc.                           Pro-Kids Golf and
                                          (operator and franchiser of                          Learning Academy
                                          restaurants) until January 1997.                     (teach golf and
                                                                                               computer usage to
                                                                                               "at risk" children),
                                                                                               1998 to 2006;
                                                                                               formerly, Director,
                                                                                               Prandium, Inc.
                                                                                               (restaurants), March
                                                                                               2001 to  July 2002.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------                ----------        ---------------------------       -----------            -------
---------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (74)   Trustee since    Founding General Partner, Oxford          64         None.
                           inception      Partners and Oxford Bioscience
                                          Partners  (venture capital  investing)
                                          and President, Oxford Venture
                                          Corporation since 1981.

---------------------------------------------------------------------------------------------------------------------
Tom D. Seip (56)         Trustee since    General Partner, Seip                     64         Director, H&R Block,
                        inception; Lead   Investments LP (a private                            Inc. (financial
                          Independent     investment partnership);                             services company)
                            Trustee       formerly, President and CEO,                         since May 2001;
                        beginning 2006    Westaff, Inc. (temporary                             Director, America
                                          staffing), May 2001 to January                       One Foundation since
                                          2002; formerly, Senior Executive                     1998; formerly,
                                          at the Charles Schwab                                Director, Forward
                                          Corporation, 1983 to 1999,                           Management, Inc.
                                          including Chief Executive                            (asset management
                                          Officer, Charles Schwab                              company), 1999 to
                                          Investment Management, Inc. and                      2006; formerly
                                          Trustee, Schwab Family of Funds                      Director, E-Bay
                                          and Schwab Investments, 1997 to                      Zoological Society,
                                          1998, and Executive Vice                             1999 to 2003;
                                          President-Retail Brokerage,                          formerly, Director,
                                          Charles Schwab Investment                            General Magic (voice
                                          Management,1994 to 1997.                             recognition
                                                                                               software), 2001 to
                                                                                               2002; formerly,
                                                                                               Director, E-Finance
                                                                                               Corporation (credit
                                                                                               decisioning
                                                                                               services), 1999 to
                                                                                               2003; formerly,
                                                                                               Director,
                                                                                               Save-Daily.com (micro
                                                                                               investing services),
                                                                                               1999 to 2003.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------                ----------        ---------------------------       -----------            -------
---------------------------------------------------------------------------------------------------------------------
Candace L. Straight      Trustee since    Private investor and consultant           64         Director, Montpelier
(59)                       inception      specializing in the insurance                        Re (reinsurance
                                          industry; formerly, Advisory                         company) since 2006;
                                          Director, Securitas Capital LLC                      Director, National
                                          (a global private equity                             Atlantic Holdings
                                          investment firm dedicated to                         Corporation
                                          making investments in the                            (property and
                                          insurance sector), 1998 to                           casualty insurance
                                          December 2003.                                       company) since 2004;
                                                                                               Director, The
                                                                                               Proformance Insurance
                                                                                               Company (personal
                                                                                               lines property and
                                                                                               casualty insurance
                                                                                               company) since March
                                                                                               2004; formerly,
                                                                                               Director, Providence
                                                                                               Washington Insurance
                                                                                               Company (property and
                                                                                               casualty insurance
                                                                                               company), December
                                                                                               1998 to March 2006;
                                                                                               formerly, Director,
                                                                                               Summit Global
                                                                                               Partners (insurance
                                                                                               brokerage firm), 2000
                                                                                               to 2005.

---------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (61)      Trustee since    Regional Manager for                      64         None.
                           inception      Mid-Southern Region, Ford Motor
                                          Credit Company since September
                                          1997; formerly, President, Ford
                                          Life Insurance Company, April
                                          1995 to August 1997.

---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                                                NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND COMPLEX     OTHER DIRECTORSHIPS
                         POSITION AND                                          OVERSEEN BY      HELD OUTSIDE FUND
NAME, AGE, AND          LENGTH OF TIME                                          PORTFOLIO      COMPLEX BY PORTFOLIO
ADDRESS (1)                SERVED (2)        PRINCIPAL OCCUPATION(S) (3)       TRUSTEE (4)            TRUSTEE
-----------             --------------       ---------------------------      --------------   ---------------------
---------------------------------------------------------------------------------------------------------------------

PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
---------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin* (66)     President and    Executive Vice President and              64         Director, Dale
                         Trustee since    Chief Investment Officer,                            Carnegie and
                           inception      Neuberger Berman Inc. (holding                       Associates, Inc.
                                          company) since 2002 and 2003,                        (private company)
                                          respectively; Managing Director                      since 1998;
                                          and Chief Investment Officer,                        Director, Solbright,
                                          Neuberger Berman since December                      Inc. (private
                                          2005 and 2003, respectively;                         company) since 1998.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          December 2002 to 2005; Director
                                          and Chairman, NB Management
                                          since December 2002; formerly,
                                          Executive Vice President,
                                          Citigroup Investments, Inc.,
                                          September 1995 to February 2002;
                                          formerly, Executive Vice
                                          President, Citigroup Inc.,
                                          September 1995 to February 2002.

---------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (47)  Chairman of the   Executive Vice President,                 64         Director and Vice
                          Board, Chief    Neuberger Berman Inc. (holding                       President,
                           Executive      company) since 1999; Head of                         Neuberger & Berman
                          Officer and     Neuberger Berman Inc.'s Mutual                       Agency, Inc. since
                         Trustee since    Funds Business (since 1999) and                      2000; formerly,
                           inception      Institutional Business (1999 to                      Director, Neuberger
                                          October 2005); responsible for                       Berman Inc. (holding
                                          Managed Accounts Business and                        company), October
                                          intermediary distribution since                      1999 to March 2003;
                                          October 1999; President and                          Trustee, Frost
                                          Director, NB Management since                        Valley YMCA;
                                          1999; Managing Director,                             Trustee, College of
                                          Neuberger Berman since 2005;                         Wooster.
                                          formerly, Executive Vice
                                          President, Neuberger Berman,
                                          1999 to December 2005; formerly,
                                          Principal, Neuberger Berman,
                                          1997 to 1999; formerly, Senior
                                          Vice President, NB Management,
                                          1996 to 1999.
---------------------------------------------------------------------------------------------------------------------
(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2)      Pursuant to the Trust's Trust Instrument, each Portfolio Trustee shall hold office for life or until his or her  successor  is elected  or the Trust  terminates;  except  that (a) any
         Portfolio Trustee may resign by delivering a written resignation; (b) any Portfolio Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Portfolio  Trustees;  (c) any Portfolio  Trustee who requests to be retired,  or who has become unable to serve, may be retired by a written  instrument signed by a majority of the other Portfolio Trustees; and (d) any Portfolio Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3)      Except as otherwise  indicated,  each  individual has held the positions shown for at least the last five years.

(4)      For  funds  organized  in a  master-feeder  structure,  we count  the  master  fund and its associated feeder funds as a single portfolio.

*        Indicates a Portfolio Trustee who is an "interested  person" within the meaning of the 1940
         Act. Mr. Sundman and Mr. Rivkin are  interested  persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Neuberger Berman.

Information About the Officers of the Trust
-------------------------------------------

NAME, AGE, AND ADDRESS (1)                    POSITION AND LENGTH OF                   PRINCIPAL OCCUPATION(S) (3)
--------------------------                    -----------------------                  ---------------------------
                                                  TIME SERVED (2)
                                                  ---------------
Andrew B. Allard (45)                     Anti-Money Laundering Compliance    Senior Vice President, Neuberger Berman
                                              Officer since inception         since 2006; Deputy General Counsel,
                                                                              Neuberger Berman since 2004; formerly,
                                                                              Vice President, Neuberger Berman, 2000
                                                                              to 2006; formerly, Associate General
                                                                              Counsel, Neuberger Berman, 1999 to 2004;
                                                                              Anti-Money Laundering Compliance Officer,
                                                                              fifteen registered  investment  companies
                                                                              for   which   NB   Management   acts   as
                                                                              investment   manager  and   administrator
                                                                              (seven since 2002, three since 2003, four
                                                                              since  2004 and one  since  2005) and one
                                                                              registered  investment  company for which
                                                                              Lehman  Brothers  Asset  Management  Inc.
                                                                              acts as investment adviser (since 2006).

Michael J. Bradler (36)                 Assistant Treasurer since inception   Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1997;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).


                                                          47

NAME, AGE, AND ADDRESS (1)                    POSITION AND LENGTH OF                   PRINCIPAL OCCUPATION(S) (3)
--------------------------                    -----------------------                  ---------------------------
                                                  TIME SERVED (2)
                                                  ---------------

Claudia A. Brandon (49)                      Secretary since inception        Vice President-Mutual Fund Board Relations,
                                                                              NB Management since 2000 and Assistant
                                                                              Secretary since 2004; Vice President,
                                                                              Neuberger Berman since 2002 and Employee
                                                                              since 1999; Secretary, fifteen registered
                                                                              investment   companies   for   which   NB
                                                                              Management acts as investment manager and
                                                                              administrator  (three  since  1985,  four
                                                                              since 2002,  three since 2003, four since
                                                                              2004  and  one   since   2005)   and  one
                                                                              registered  investment  company for which
                                                                              Lehman  Brothers  Asset  Management  Inc.
                                                                              acts as investment adviser (since 2006).

Robert Conti (50)                          Vice President since inception     Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger Berman, 1999 to 2003; Senior Vice
                                                                              President, NB Management since 2000;
                                                                              Vice   President,    fifteen   registered
                                                                              investment   companies   for   which   NB
                                                                              Management acts as investment manager and
                                                                              administrator  (three  since  2000,  four
                                                                              since 2002,  three since 2003, four since
                                                                              2004  and  one   since   2005)   and  one
                                                                              registered  investment  company for which
                                                                              Lehman  Brothers  Asset  Management  Inc.
                                                                              acts as investment adviser (since 2006).

Brian J. Gaffney (53)                      Vice President since inception     Managing Director, Neuberger Berman since
                                                                              1999; Senior Vice President, NB Management
                                                                              since  2000;  Vice   President,   fifteen
                                                                              registered investment companies for which
                                                                              NB Management acts as investment  manager
                                                                              and administrator (three since 2000, four
                                                                              since 2002,  three since 2003, four since
                                                                              2004  and  one   since   2005)   and  one
                                                                              registered  investment  company for which
                                                                              Lehman  Brothers  Asset  Management  Inc.
                                                                              acts as investment adviser (since 2006).

                                                             48

NAME, AGE, AND ADDRESS (1)                    POSITION AND LENGTH OF                   PRINCIPAL OCCUPATION(S) (3)
--------------------------                    -----------------------                  ---------------------------
                                                  TIME SERVED (2)
                                                  ---------------

Maxine L. Gerson (55)                   Chief Legal Officer since inception   Senior Vice President, Neuberger Berman
                                        (only for purposes of sections 307    since 2002; Deputy General Counsel and
                                        and 406 of the Sarbanes-Oxley Act     Assistant Secretary, Neuberger Berman since
                                        of 2002)                              2001; formerly, Vice President, Neuberger
                                                                              Berman, 2001 to 2002; formerly, Associate
                                                                              General Counsel, Neuberger Berman, 2001;
                                                                              formerly, Counsel, Neuberger Berman, 2000;
                                                                              Secretary and General Counsel, NB Management
                                                                              since 2004; Chief Legal Officer (only for
                                                                              purposes of sections 307 and 406 of the
                                                                              Sarbanes-Oxley Act of 2002), fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (fifteen since 2005) and one
                                                                              registered investment company for which Lehman
                                                                              Brothers Asset Management Inc. acts as
                                                                              investment adviser (since 2006).

Sheila R. James (41)                    Assistant Secretary since inception   Employee,  Neuberger  Berman  since 1999;
                                                                              Assistant  Secretary,  fifteen registered
                                                                              investment   companies   for   which   NB
                                                                              Management acts as investment manager and
                                                                              administrator  (seven  since 2002,  three
                                                                              since 2003, four since 2004 and one since
                                                                              2005)  and  one   registered   investment
                                                                              company for which Lehman  Brothers  Asset
                                                                              Management   Inc.   acts  as   investment
                                                                              adviser (since 2006).

Kevin Lyons (51)                        Assistant Secretary since inception   Employee, Neuberger Berman since 1999;
                                                                              Assistant  Secretary,  fifteen registered
                                                                              investment   companies   for   which   NB
                                                                              Management acts as investment manager and
                                                                              administrator (ten since 2003, four since
                                                                              2004  and  one   since   2005)   and  one
                                                                              registered  investment  company for which
                                                                              Lehman  Brothers  Asset  Management  Inc.
                                                                              acts as investment adviser (since 2006).

                                                             49

NAME, AGE, AND ADDRESS (1)                    POSITION AND LENGTH OF                   PRINCIPAL OCCUPATION(S) (3)
--------------------------                    -----------------------                  ---------------------------
                                                  TIME SERVED (2)
                                                  ---------------

John M. McGovern (36)                    Treasurer and Principal Financial    Vice President, Neuberger Berman since 2004;
                                            and Accounting Officer since      Employee, NB Management since 1993;
                                                     inception                Treasurer and Principal Financial and
                                                                              Accounting Officer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006); formerly, Assistant
                                                                              Treasurer, fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment manager and administrator, 2002
                                                                              to 2005.

Frank Rosato (35)                       Assistant Treasurer since inception   Vice President, Neuberger Berman since 2006;
                                                                              Employee, NB Management since 1995;
                                                                              Assistant Treasurer, fifteen registered
                                                                              investment companies for which NB Management
                                                                              acts as investment manager and administrator
                                                                              (fifteen since 2005) and one registered
                                                                              investment company for which Lehman Brothers
                                                                              Asset Management Inc. acts as investment
                                                                              adviser (since 2006).

Frederic B. Soule (60)                     Vice President since inception     Senior Vice President, Neuberger Berman
                                                                              since 2003; formerly, Vice President,
                                                                              Neuberger  Berman,  1999  to  2003;  Vice
                                                                              President,  fifteen registered investment
                                                                              companies for which NB Management acts as
                                                                              investment   manager  and   administrator
                                                                              (three since 2000, four since 2002, three
                                                                              since 2003, four since 2004 and one since
                                                                              2005)  and  one   registered   investment
                                                                              company for which Lehman  Brothers  Asset
                                                                              Management   Inc.   acts  as   investment
                                                                              adviser (since 2006).

                                                             50

NAME, AGE, AND ADDRESS (1)                    POSITION AND LENGTH OF                   PRINCIPAL OCCUPATION(S) (3)
--------------------------                    -----------------------                  ---------------------------
                                                  TIME SERVED (2)
                                                  ---------------

Chamaine Williams (35)                     Chief Compliance Officer since     Vice President, Lehman Brothers Inc. since
                                                     inception                2003; Chief Compliance Officer, fifteen
                                                                              registered investment companies for which NB
                                                                              Management acts as investment manager and
                                                                              administrator (fifteen since 2005) and one
                                                                              registered investment company for which Lehman
                                                                              Brothers Asset Management Inc. acts as
                                                                              investment adviser (since 2005); Chief
                                                                              Compliance Officer, Lehman Brothers Asset
                                                                              Management Inc. since 2003; Chief Compliance
                                                                              Officer, Lehman Brothers Alternative
                                                                              Investment Management LLC since 2003;
                                                                              formerly, Vice President, UBS Global Asset
                                                                              Management (US) Inc. (formerly, Mitchell
                                                                              Hutchins Asset Management, a wholly-owned
                                                                              subsidiary of PaineWebber Inc.), 1997 to 2003.

(1)      The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Portfolio Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Portfolio Trustees and may be removed at any time with or without cause.

(3)      Except as otherwise indicated, each individual has held the positions shown for at least the last five years.



The Board of Trustees
---------------------


         The Board of Trustees is responsible for managing the business and affairs of the Trust. Among other things, the Board of Trustees generally oversees the portfolio management of each Portfolio and reviews and approves each Portfolio's advisory and sub-advisory contracts and other principal contracts. It is the Portfolios' policy that at least three quarters of the Board of Trustees shall be comprised of Portfolio Trustees who are not "interested persons" of NB Management (including its affiliates) or the Trust ("Independent Portfolio Trustees"). The Board of Trustees has established several standing committees to oversee particular aspects of the Portfolios' management. The standing committees of the Board of Trustees are described below.

         AUDIT COMMITTEE. The Audit Committee's purposes are (a) to oversee the Portfolio's accounting and financial reporting processes, their internal control over financial reporting and, as the Committee deems appropriate, to inquire into the internal control over financial reporting of certain third-party service providers; (b) to oversee the quality and integrity of the Portfolios' financial statements and the independent audit thereof; (c) to oversee, or, as appropriate, assist Board oversight of, the Portfolios' compliance with legal and regulatory requirements that relate to the Funds' accounting and financial reporting, internal control over financial reporting and independent audits; (d) to approve prior to appointment the engagement of the Portfolios' independent registered public accounting firms and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Portfolios' independent registered public accounting firms; and (e) to act as a liaison between the Portfolios' independent registered public accounting firms and the full Board. Its members are John Cannon, Howard A. Mileaf, Cornelius T. Ryan (Chairman), Tom D. Seip, and Peter P. Trapp. All members are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.

         ETHICS AND COMPLIANCE COMMITTEE. The Ethics and Compliance Committee generally oversees: (a) the Trust's program for compliance with Rule 38a-1 and the Trust's implementation and enforcement of its compliance policies and procedures; (b) the compliance with the Trust's Code of Ethics, which restricts the personal securities transactions, including transactions in Portfolio shares, of employees, officers, and trustees; and (c) the activities of the Trust's Chief Compliance Officer ("CCO"). The Committee shall not assume oversight duties to the extent that such duties have been assigned by the Board expressly to another Committee of the Board (such as oversight of internal controls over financial reporting, which has been assigned to the Audit Committee.) The Committee's primary function is oversight. Each investment adviser, subadviser, principal underwriter, administrator and transfer agent (collectively, "Service Providers") is responsible for its own compliance with the federal securities laws and for devising, implementing, maintaining and updating appropriate policies, procedures and codes of ethics to ensure compliance with applicable laws and regulations. The CCO is responsible for administering each Portfolio's Compliance Program, including devising and implementing appropriate methods of testing compliance by the Portfolio and its Service Providers. Its members are John Cannon (Chairman), Faith Colish, C. Anne Harvey and Edward I. O'Brien. All members are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met. The entire Board will receive at least annually a report on the compliance programs of the Trust and service providers and the required annual reports on the administration of the Code of Ethics and the required annual certifications from the Trust, Neuberger Berman, NB Management and Lehman Brothers Asset Management.

         CONTRACT REVIEW COMMITTEE. The Contract Review Committee is responsible for overseeing and guiding the process by which the Independent Portfolio Trustees annually consider whether to renew the Trust's principal contractual arrangements and Rule 12b-1 plans. Its members are Faith Colish (Chairwoman), Robert A. Kavesh, William E. Rulon and Candace L. Straight. All members are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.

         EXECUTIVE COMMITTEE. The Executive Committee is responsible for acting in an emergency when a quorum of the Board of Trustees is not available; the Committee has all the powers of the Board of Trustees when the Board is not in session to the extent permitted by Delaware law. Its members are John Cannon, Howard A. Mileaf, Edward I. O'Brien, Tom D. Seip and Peter E. Sundman (Chairman). All members except for Mr. Sundman are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.

         GOVERNANCE  AND  NOMINATING  COMMITTEE.  The  Governance and Nominating
Committee is responsible for: (a) considering and evaluating the structure, composition and operation of the Board of Trustees and each committee thereof, including the operation of the annual self-evaluation by the Board; (b) evaluating and nominating individuals to serve as Portfolio Trustees including as Independent Portfolio Trustees, as members of committees, as Chair of the Board and as officers of the Trust; and (c) considering and making recommendations relating to the compensation of Independent Portfolio Trustees and of those officers as to whom the Board is charged with approving compensation. Its members are C. Anne Harvey (Chairwoman), Robert A. Kavesh, Howard A. Mileaf, and Tom D. Seip. All members are Independent Portfolio Trustees. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of Claudia
A. Brandon, Secretary, Lehman Brothers Institutional Liquidity Series, 605 Third Avenue, 2nd Floor, New York, NY, 10158-0180. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.

         PORTFOLIO TRANSACTIONS AND PRICING COMMITTEE. The Portfolio Transactions and Pricing Committee: (a) monitors the operation of policies and procedures reasonably designed to ensure that each portfolio holding is valued in an appropriate and timely manner, reflecting information known to the manager about current market conditions ("Pricing Procedures"); (b) considers and evaluates, and recommends to the Board when the Committee deems it appropriate, amendments to the Pricing Procedures proposed by management, counsel, the auditors and others; (c) from time to time, as required or permitted by the Pricing Procedures, establishes or ratifies a method of determining the fair value of portfolio securities for which market pricing is not readily available;
(d) generally oversees the program by which the manager seeks to monitor and improve the quality of execution for portfolio transactions; and (e) oversees the adequacy and fairness of the arrangements for securities lending; in each case with special emphasis on any situations in which a Portfolio deals with the manager or any affiliate of the manager as principal or agent. Its members are Faith Colish, Jack L. Rivkin (Vice Chairman), William E. Rulon, Cornelius T. Ryan and Candace L. Straight (Chairwoman). All members except for Mr. Rivkin are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.

         INVESTMENT PERFORMANCE COMMITTEE. The Investment Performance Committee is responsible for overseeing and guiding the process by which the Board reviews fund performance. Its members are Robert A. Kavesh, Edward I. O'Brien, Jack L. Rivkin (Vice Chairman), Cornelius T. Ryan and Peter P. Trapp (Chairman). All members except for Mr. Rivkin are Independent Portfolio Trustees. At the date of this SAI, the Trust was new and therefore the Committee has not yet met.


         The Trust's Trust Instrument and Master Trust's Declaration of Trust provide that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


         Officers and trustees who are interested persons of the Trust, as defined in the 1940 Act, receive no salary or fees from the Trust. Effective July 1, 2005, the compensation of each Independent Portfolio Trustee has been restructured. For serving as a trustee of the Neuberger Berman Funds, each Independent Portfolio Trustee receives an annual retainer of $60,000, paid quarterly, and a fee of $7,500 for each of the six regularly scheduled meetings he or she attends in-person or by telephone. For any additional special in-person meeting of the Board, the Independent Portfolio Trustees will determine whether a fee is warranted, provided, however, that no fee is normally authorized for any special meeting attended by telephone. To compensate for the additional time commitment, the Chair of the Board's Audit Committee receives $5,000 per year and each member of the Audit Committee, including the Chair, receives $1,000 for each Audit Committee meeting he or she attends in-person or by telephone. No additional compensation is provided for service on any other Board committee. The Lead Independent Trustee receives an additional $20,000 per year. The Neuberger Berman Funds continue to reimburse Independent Portfolio Trustees for their travel and other out-of-pocket expenses related to attendance at Board meetings. The Independent Portfolio Trustee compensation is allocated to each Neuberger Berman Fund based on a method the Board of Trustees finds reasonable.

         The following table sets forth information concerning the compensation of the Portfolio Trustees. The Trust does not have any retirement plan for its trustees.


                                             TABLE OF COMPENSATION
                                     FOR FISCAL YEAR ENDED* MARCH 31, 2008

                                                                            Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
NAME AND POSITION WITH THE TRUST                  FROM THE TRUST                      FUND COMPLEX**
---------------------------------                 --------------                      --------------
INDEPENDENT PORTFOLIO TRUSTEES
John Cannon                                     $19,900                                 $111,000
Trustee

Faith Colish                                    $18,825                                 $105,000
Trustee

C. Anne Harvey                                  $18,825                                 $105,000
Trustee

Robert A. Kavesh                                $18,825                                 $105,000
Trustee

Howard A. Mileaf                                $19,900                                 $111,000
Trustee

Edward I. O'Brien                               $18,825                                 $105,000
Trustee

William E. Rulon                                $18,825                                 $105,000
Trustee


                                                      54

                                                                            Total Compensation from Investment
                                              Aggregate Compensation         Companies in the Neuberger Berman
NAME AND POSITION WITH THE TRUST                  FROM THE TRUST                      FUND COMPLEX**
---------------------------------                 --------------                      --------------

Cornelius T. Ryan                               $20,797                                 $116,000
Trustee

Tom Decker Seip                                 $23,486                                 $131,000
Trustee

Candace L. Straight                             $18,825                                 $105,000
Trustee

Peter P. Trapp                                  $19,900                                 $111,000
Trustee

PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"

Jack L. Rivkin                                          $0                                  $0
President and Trustee

Peter E. Sundman                                        $0                                  $0
Chairman of the Board, Chief Executive
Officer and Trustee

*As of the date of this SAI, the Trust was new and therefore the amounts shown in the table are estimates for the Trust's first full fiscal year ended March 31, 2008.

**On June 22, 2005, the Board voted to increase compensation for members not affiliated with NB Management.

         As the Portfolios were not operational prior to the date of this SAI, the Portfolio Trustees and officers of the Trust, as a group, did not own any of the outstanding shares of the Portfolios.

Ownership of Securities
-----------------------

         As of the date of this SAI, the Portfolios were new and had not yet issued any shares.

         The following table shows the aggregate dollar range that each Portfolio Trustee held in all the funds in the Neuberger Berman Fund Family as of December 31, 2005.


-----------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT
NAME OF TRUSTEE                          COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
John Cannon                                                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Faith Colish                                                                               Over $100,000
-----------------------------------------------------------------------------------------------------------------------
C. Anne Harvey                                                                          $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh                                                                         $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf                                                                           Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien                                                                          Over $100,000
-----------------------------------------------------------------------------------------------------------------------
William E. Rulon                                                                              $1-$10,000
-----------------------------------------------------------------------------------------------------------------------

                                                           55

-----------------------------------------------------------------------------------------------------------------------
                                         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT
NAME OF TRUSTEE                          COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES*
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT PORTFOLIO TRUSTEES
-----------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan                                                                       $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
Tom D. Seip                                                                                Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Candace L. Straight                                                                        Over $100,000
-----------------------------------------------------------------------------------------------------------------------
Peter P. Trapp                                                                          $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------------------------
Jack L. Rivkin                                                                           $10,001-$50,000
-----------------------------------------------------------------------------------------------------------------------
Peter E. Sundman                                                                           Over $100,000
-----------------------------------------------------------------------------------------------------------------------
     * Valuation as of December 31, 2005.


Independent Portfolio Trustees Ownership of Securities
------------------------------------------------------

         No Independent Portfolio Trustee (including his/her immediate family members) owns any securities (not including shares of registered investment companies) in any Neuberger Berman entity, Lehman Brothers Asset Management or Lehman Brothers Holdings Inc., which controls the Neuberger Berman entities.


                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

Investment Manager and Administrator
------------------------------------

         Because all of the Portfolios' net investable assets are invested in their corresponding Master Series, the Portfolios do not need an investment manager. NB Management serves as the investment manager to each Master Series pursuant to a management agreement with Master Trust, on behalf of each Master Series, dated as of December 23, 2004 (the "Management Agreement"). The
Management Agreement was approved by the holders of the interests in PRIME Master Series, MONEY MARKET Master Series and TREASURY Master Series on December 23, 2004 and by the holders of the interests in TREASURY RESERVES Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, MUNICIPAL Master Series, TAX-EXEMPT Master Series and NEW YORK MUNICIPAL Master Series on December 15, 2006.

         The Management Agreement provides in substance that NB Management will make and implement investment decisions for the Master Series in its discretion and will continuously develop an investment program for the Master Series' assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Master Series through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although NB Management has no current plans to pay a material amount of such compensation.

         NB Management has sub-contracted certain of its responsibilities under the Management Agreement to Lehman Brothers Asset Management, which is responsible for the day-to-day investment management of the Portfolios; NB Management is responsible for overseeing the investment activities of Lehman Brothers Asset Management with respect to its management of the Portfolios.

         Under the Management Agreement, NB Management provides to each Master Series, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Master Trust who are officers, directors, or employees of NB Management. Two persons who are directors and officers and five persons who are officers of NB Management (all of whom are officers of Neuberger Berman), presently serve as trustees and/or officers of the Trusts. See "Trustees and Officers." Each Master Series pays NB Management a management fee based on the Master Series' average daily net assets, as described in the Prospectus.

         NB Management provides similar facilities, services, and personnel to each Portfolio pursuant to an administration agreement with the Trust, dated December __, 2006 (the "Administration Agreement"). For such administrative services, each Portfolio pays NB Management a fee based on the Portfolio's average daily net assets, as described in the Prospectus.

         [Under the Administration Agreement, NB Management also provides to each Portfolio and its shareholders certain shareholder, shareholder-related, and other services that are not furnished by the Portfolio's shareholder servicing agent. NB Management provides the direct shareholder services specified in the Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with the qualification of each Portfolio's shares for sale in various states, and furnishes other services the parties agree from time to time should be provided under the Administration Agreement. ]

         From time to time, NB Management or a Portfolio may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealer or third party a per account fee or a fee based on a percentage of the aggregate net asset value of Portfolio shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

Management and Administration Fees
----------------------------------

         For investment management services, MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY Master Series and TREASURY RESERVES Master Series each pay NB Management a fee at the annual rate of 0.08% of its average daily net assets.

         For investment management services, TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK Master Series each pay NB Management a fee at the annual rate of 0.25% of its average daily net assets. NB Management has contractually undertaken to forgo and/or reimburse its management fee in the amount of 0.17% of the average net assets of Tax-Exempt Master Series, Municipal Master Series and New York Master Series.

         [NB Management provides administrative services to each Portfolio that include furnishing facilities and personnel for the Portfolio and performing accounting, recordkeeping, and other services. For such administrative services, each Portfolio pays NB Management at the annual rate of 0.10% of that Portfolio's average daily net assets [, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval of an annual budget by the Board of Trustees, including a majority of the Independent Portfolio Trustees, and periodic reports to the Board of Trustees on actual expenses]. With a Portfolio's consent NB Management may subcontract to third parties, including investment providers, some of its responsibilities to that Portfolio under the Administration Agreement and may compensate such third parties, including investment providers, broker-dealers, banks, third-party administrators and other institutions, that provide such services. (A portion of this payment may be derived from the Rule 12b-1 fee paid to NB Management by the Service and Premier Class of the Portfolios; see "Distribution Arrangements" below.)]

Expense Limitations
-------------------

         NB Management has undertaken to forgo current payment of certain fees or provide certain reimbursements of Portfolio expenses, as described below. With respect to any Portfolio, the appropriateness of any such undertaking is determined on a portfolio-by-portfolio basis.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Institutional Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.20% per annum of that Portfolio's Institutional Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Institutional Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.20% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Cash Management Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.25% per annum of that Portfolio's Cash Management Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Cash Management Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.25% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Capital Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.30% per annum of that Portfolio's Capital Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Capital Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.30% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Select Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.35% per annum of that Portfolio's Select Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Select Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.35% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Administrative Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.45% per annum of that Portfolio's Administrative Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Administrative Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.45% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Service Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.60% per annum of that Portfolio's Service Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Service Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.60% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         NB Management has contractually undertaken to forgo current payment of fees and/or reimburse certain expenses of the Premier Class of each Portfolio so that its total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) do not exceed in the aggregate, 0.70% per annum of that Portfolio's Premier Class' average daily net assets. This contractual undertaking lasts until March 31, 2010. Each Portfolio has contractually agreed that its Premier Class will reimburse NB Management for fees and expenses foregone or reimbursed by NB Management, provided the reimbursements do not cause its total operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed an annual rate of 0.70% of its average daily net assets and the reimbursements are made within three years after the year in which NB Management incurred the expense.

         The Management Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto. The Management Agreement is renewable thereafter from year to year with respect to each Master Series, so long as its continuance is approved at least annually (1) by the vote of a majority of the Master Series Trustees who are not "interested persons" of NB Management or the Trust ("Independent Master Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Master Series Trustees or by a 1940 Act majority vote of the outstanding interests in that Master Series. The Administration Agreement continues with respect to each Portfolio for a period of two years after the date the Portfolio became subject thereto. The Administration Agreement is renewable from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio.

         The Management Agreement is terminable, without penalty, with respect to a Master Series on 60 days' written notice either by the Trust or by NB
Management. The Administration Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. Each Agreement terminates automatically if it is assigned.

Sub-adviser
-----------

         NB Management retains Lehman Brothers Asset Management, 399 Park Avenue, New York, NY 10022, as sub-adviser with respect to MONEY MARKET Master Series, PRIME Master Series and TREASURY Master Series pursuant to a sub-advisory agreement dated December 23, 2004, and an assignment and assumption agreement dated December 15, 2006, and with respect to GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series, TREASURY RESERVES Master Series, TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK Master Series pursuant to a sub-advisory agreement dated December 15, 2006 (each, a "Sub-Advisory Agreement").

         Pursuant to each Sub-Advisory Agreement, NB Management has delegated responsibility for the Master Series' day-to-day management to Lehman Brothers Asset Management. Each Sub-Advisory Agreement provides in substance that Lehman Brothers Asset Management will make and implement investment decisions for each Master Series in its discretion and will continuously develop an investment program for each Master Series' assets. Each Sub-Advisory Agreement permits Lehman Brothers Asset Management to effect securities transactions on behalf of the Master Series through associated persons of Lehman Brothers Asset Management. Each Sub-Advisory Agreement also specifically permits Lehman Brothers Asset Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Master Series, although Lehman Brothers Asset Management has no current plans to pay a material amount of such compensation.

         Each Sub-Advisory Agreement continues with respect to each Master Series for a period of two years after the date the Master Series became subject thereto, and is renewable from year to year, subject to approval of their continuance in the same manner as the Management Agreement. Each Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by NB Management, or by Lehman Brothers Asset Management on not less than 30 nor more than 60 days' prior written notice. Each Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if they are assigned or if the Management Agreement terminates with respect to that Portfolio.

         Most money managers that come to the Lehman Brothers organization have at least fifteen years experience. Lehman Brothers Asset Management and NB Management employ experienced professionals that work in a competitive environment.

Investment Companies Managed
----------------------------

         The investment decisions concerning the Master Series and the other registered investment companies managed by NB Management or Lehman Brothers Asset Management (collectively, "Other Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other Funds and the Master Series to achieve their objectives may differ. The investment results achieved by all of the registered investment companies managed by NB Management or Lehman Brothers Asset Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when a Master Series and one or more of the Other Funds or other accounts managed by NB Management or Lehman Brothers Asset Management are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with NB Management and Lehman Brothers Asset Management outweighs any disadvantages that may result from contemporaneous transactions.

         The Master Series are subject to certain limitations imposed on all advisory clients of NB Management and Lehman Brothers Asset Management (including the Master Series, the Other Funds, and other managed accounts) and personnel of NB Management and Lehman Brothers Asset Management and their affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of NB Management and Lehman Brothers Asset Management that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

Codes of Ethics
---------------

         The Portfolios, NB Management and Lehman Brothers Asset Management have personal securities trading policies that restrict the personal securities transactions of employees, officers, and Trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Portfolio managers and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with their Portfolios or taking personal advantage of investment opportunities that may belong to the Portfolios. Text-only versions of the Codes of Ethics can be viewed online or downloaded from the EDGAR Database on the SEC's internet web site at www.sec.gov. You may also review and copy those documents by visiting the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. In addition, copies of the Codes of Ethics may be obtained, after mailing the appropriate duplicating fee, by writing to the SEC's Public Reference Section, 100 F Street, N.E., Washington, DC 20549-0102 or by e-mail request at publicinfo@sec.gov.

Management and Control of Nb Management and Lehman Brothers Asset Management
----------------------------------------------------------------------------

          NB Management and Lehman Brothers Asset Management are wholly owned by Lehman Brothers Holdings Inc., a publicly-owned holding company. The directors, officers and/or employees of NB Management, Neuberger Berman, LLC and Neuberger Berman Inc. who are deemed "control persons," all of whom have offices at the same address as NB Management, are: Kevin Handwerker, Jeffrey B. Lane, Jack L. Rivkin and Peter E. Sundman. Mr. Sundman and Mr. Rivkin are Portfolio Trustees and officers of the Trust. The directors, officers and/or employees of Lehman Brothers Asset Management who are deemed "control persons," all of whom have offices at the same address as Lehman Brothers Asset Management, are: Joseph Amato, Richard W. Knee, Lori A. Loftus and Bradley C. Tank.

          Lehman Brothers Holdings Inc. is one of the leading global investment banks serving the financial needs of corporations, governments and municipalities, institutional clients, and high-net-worth individuals worldwide. Founded in 1850, Lehman Brothers Holdings Inc. maintains leadership positions in equity and fixed income sales, trading and research, investment banking, private equity, and private client services. The firm is headquartered in New York, London, and Tokyo and operates in a network of offices around the world. Lehman Brothers Holdings Inc.'s address is 745 Seventh Avenue, New York, New York 10019.

                       SHAREHOLDER SERVICING ARRANGEMENTS

          The Trust, on behalf of each Portfolio, has entered into a Shareholder Servicing Agreement with NB Management with respect to each Class of shares (except the Institutional Class shares) of each Portfolio ("Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, NB Management provides to the shareholders and beneficial owners of each Class

(except the Institutional Class) the shareholder services listed below for each Class, some or all of which may be provided by banks, trust companies or other institutions that provide such shareholder services to their accounts ("Accounts") and their Account holders and which have entered into a service agreement with NB Management (each, a "Service Organization"). NB Management may compensate a Service Organization for the shareholder services it provides to Accounts and Account holders pursuant to such service agreement. The Shareholder Servicing Agreement requires each Class to compensate NB Management for the shareholder services provided to that Class, as described below.

         NB Management receives from the Cash Management Class of each Portfolio a fee at an annual rate of 0.05% of the Portfolio's Cash Management Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Cash Management Class shares of a
Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers, (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Cash Management shares, (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; and (iv) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         NB Management receives from the Capital Class of each Portfolio a fee at an annual rate of 0.10% of the Portfolio's Capital Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Capital Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers;
(ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Capital shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Capital shares; and (v) such other similar services as a Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         NB Management receives from the Select Class of each Portfolio a fee at an annual rate of 0.15% of the Portfolio's Select Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Select Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Select shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Select shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through the service organization, for example, retirement, asset allocation, bank trust or private banking programs or services; and (vi) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         NB Management receives from the Administrative Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Administrative Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Administrative Class shares of a
Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers; (ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Administrative shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Administrative shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations; (vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         NB Management receives from the Service Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Service Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Service Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers;
(ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Service shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Service shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations; (vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         NB Management receives from the Premier Class of each Portfolio a fee at an annual rate of 0.25% of the Portfolio's Premier Class's average daily net assets. Under the Shareholder Servicing Agreement, NB Management (or a Service Organization) shall provide the following services to the shareholders and beneficial owners of Premier Class shares of a Portfolio: (i) acting, directly or through an agent, as the shareholder of record and nominee for customers;
(ii) maintaining, or assisting in maintaining, account records for customers who beneficially own Premier shares; (iii) receiving and transmitting, or assisting in receiving and transmitting, funds for share purchases and redemptions; (iv) processing or assisting in processing confirmations concerning customer orders to purchase, redeem and exchange Premier shares; (v) providing the technological means to facilitate the inclusion of a Portfolio in accounts, products or services offered to customers by or through service organizations; (vi) processing, or assisting in processing, dividend payments on behalf of customers; and (vii) such other similar services as the Portfolio may reasonably request to the extent permissible under applicable statutes, rules and regulations.

         The Shareholder Servicing Agreement continues until October 31, 2007. The Shareholder Servicing Agreement is renewable from year to year with respect to each Class, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Portfolio Trustees and (2) by the vote of a majority of the Portfolio Trustees. The Shareholder Servicing Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by NB Management or by the Trust. The Shareholder Servicing Agreement terminates automatically if it is assigned.


                            DISTRIBUTION ARRANGEMENTS

Distributor
-----------

         NB Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. The shares of each Portfolio are offered on a no-load basis.

         In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Portfolios' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

         For each Portfolio's shares, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Portfolio, through use of its shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Portfolio's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Portfolio Trustees. These lists will not be used to offer the Portfolio's shareholders any investment products or services other than those managed or distributed by NB Management, Neuberger Berman or Lehman Brothers Asset Management.

         From time to time, NB Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of shares of a certain Class.

         The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement with respect to the Institutional Class, the Cash Management Class, the Capital Class, the Select Class and the Administrative Class, and a Distribution and Service Agreement with respect to the Service Class and the Premier Class of each Portfolio ("Distribution Agreements"). The Distribution Agreements continue until October 31, 2007. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

Distribution Plan (Service Class Only)
--------------------------------------

         The Trust, on behalf of each Portfolio, has also adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act ("Plan") with respect to the Service Class of each Portfolio. The Plan permits the Service Class of a Portfolio to pay NB Management fees for (1) providing services related to the sales and distribution of shares and/or (2) providing administrative and shareholder services to holders of those shares. Under the Plan, NB Management receives from the Service Class of a Portfolio a fee at the annual rate of a maximum of 0.15% of that Class's average daily net assets. Payments with respect to the Service Class of a Portfolio are made only from assets attributable to that Class of a Portfolio. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, trust companies, third-party administrators and other institutions that support the sale and distribution of shares or provide administrative and shareholder services to the Service Class of a Portfolio and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. In addition, payments may also be made to such institutions to compensate them for administrative and shareholder services provided to the Service Class of a Portfolio and its shareholders. The amount of fees paid by the Service Class of a Portfolio during any year may be more or less than the cost of distribution and other services provided to that Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid.

Distribution Plan (Premier Class Only)
--------------------------------------

         The Trust, on behalf of each Portfolio, has also adopted a Plan with respect to the Premier Class of each Portfolio. The Plan permits the Premier
Class of a Portfolio to pay NB Management fees for (1) providing services related to the sales and distribution of shares and/or (2) providing administrative and shareholder services to holders of those shares. Under the Plan, NB Management receives from the Premier Class of a Portfolio a fee at the annual rate of a maximum of 0.25% of that Class's average daily net assets. Payments with respect to the Premier Class of a Portfolio are made only from assets attributable to that Class of a Portfolio. NB Management may pay up to the full amount of the distribution fee it receives to broker-dealers, banks, trust companies, third-party administrators and other institutions that support the sale and distribution of shares or provide administrative and shareholder services to the Premier Class of a Portfolio and its shareholders. The fee paid to such institutions is based on the level of such services provided. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses. In addition, payments may also be made to such institutions to compensate them for administrative and shareholder services provided to the Premier Class of a Portfolio and its shareholders. The amount of fees paid by the Premier Class of a Portfolio during any year may be more or less than the cost of distribution and other services provided to that Class and its investors. NASD rules limit the amount of annual distribution and service fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid.

         Each Plan requires that NB Management provide the Portfolio Trustees, for their review, a quarterly written report identifying the amounts expended by each Class of a Portfolio and the purposes for which such expenditures were made.

         Prior to approving each Plan, the Portfolio Trustees considered various factors relating to the implementation of each Plan and determined that there is a reasonable likelihood that each Plan will benefit the Class of a Portfolio and their shareholders. To the extent each Plan allows the Portfolios to penetrate markets to which they would not otherwise have access, a Plan may result in additional sales of Portfolio shares; this, in turn, may enable the Portfolios to achieve economies of scale that could reduce expenses. In addition, certain on-going shareholder services may be provided more effectively by institutions with which shareholders have an existing relationship.

         Each Plan continues for one year from the date of its execution. Each Plan is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees and (2) by a vote of the majority of those Independent Portfolio Trustees who have no direct or indirect financial interest in the Distribution Agreement or the Distribution Plan ("Rule 12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on such approval. The Plans may not be amended to increase materially the amount of fees paid by any Portfolio thereunder unless such amendment is approved by a 1940 Act majority vote of the outstanding shares of the Portfolio and by the Portfolio Trustees in the manner described above. Each Plan is terminable with respect to a Portfolio at any time by a vote of a majority of the Rule 12b-1 Trustees or by a 1940 Act majority vote of the outstanding shares of the Portfolio.

         From time to time, one or more of the Portfolios may be closed to new investors. Because each Plan pays for ongoing shareholder and account services, the Board may determine that it is appropriate for a Portfolio to continue paying a 12b-1 fee, even though the Portfolio is closed to new investors.

Revenue Sharing
---------------

[NB Management and/or its affiliates may pay additional compensation and/or provide incentives (out of their own resources and not as an expense of the
Funds)  to  certain  brokers,   dealers,   or  other  financial   intermediaries
("Financial Intermediaries") in connection with the sale, distribution, retention and/or servicing of Fund shares ("revenue sharing payments").

Such payments are intended to provide additional compensation to Financial Intermediaries for various services, including without limitation, participating in joint advertising with a Financial Intermediary, granting NB Management personnel reasonable access to a Financial Intermediary's financial advisors and consultants, and allowing NB Management personnel to attend conferences. NB Management and its affiliates may make other payments or allow other promotional incentives to Financial Intermediaries to the extent permitted by SEC and NASD rules and by other applicable laws and regulations.

      Placing the Funds on the Financial Intermediary's sales system, preferred or recommended fund list, providing periodic and ongoing education and training of Financial Intermediary personnel regarding the Funds; disseminating to Financial Intermediary personnel information and product marketing materials regarding the Funds; explaining to clients the features and characteristics of the Funds; conducting due diligence regarding the Funds; providing reasonable access to sales meetings, sales representatives and management representatives of a Financial Intermediary; furnishing marketing support and other services. Additional compensation also may include non-cash compensation, financial assistance to Financial Intermediaries in connection with conferences, seminars for the public and advertising campaigns, technical and systems support and reimbursement of ticket charges (fees that a Financial Intermediary charges its representatives for effecting transactions in Fund shares) and other similar charges.

      The level of revenue sharing payments made to Financial Intermediaries may be a fixed fee or based upon one or more of the following factors: reputation in the industry, ability to attract and retain assets, target markets, customer relationships, quality of service, gross sales, current assets and/or number of accounts of the Fund attributable to the Financial Intermediary, the particular Fund or fund type or other measures as agreed to by NB Management and/or their affiliates and the Financial Intermediaries or any combination thereof. The amount of these payments is determined at the discretion of NB Management and/or its affiliates from time to time, may be substantial, and may be different for different Financial Intermediaries based on, for example, the nature of the services provided by the Financial Intermediary.

      Receipt of, or the prospect of receiving, this additional compensation, may influence a Financial Intermediary's recommendation of the Funds or of any particular share class of the Funds. These payment arrangements, however, will not change the price that an investor pays for Fund shares or the amount that a Fund receives to invest on behalf of an investor and will not increase Fund expenses. You should review your Financial Intermediary's compensation disclosure and/or talk to your Financial Intermediary to obtain more information on how this compensation may have influenced your Financial Intermediary's recommendation of a Fund.

      In addition to the compensation described above, the Funds and/or NB Management may pay fees to Financial Intermediaries and their affiliated persons for maintaining Fund share balances and/or for subaccounting, administrative or transaction processing services related to the maintenance of accounts for retirement and benefit plans and other omnibus accounts ("subaccounting fees"). Such subaccounting fees paid by the Funds may differ depending on the Fund and are designed to be equal to or less than the fees the Funds would pay to their transfer agent for similar services. [Because some subaccounting fees are directly related to the number of accounts and assets for which a Financial Intermediary provides services, these fees will increase with the success of the Financial Intermediary's sales activities.]

      NB Management and its affiliates are motivated to make the payments described above since they promote the sale of Fund shares and the retention of those investments by clients of Financial Intermediaries. To the extent

Financial Intermediaries sell more shares of the Funds or retain shares of the Funds in their clients' accounts, NB Management and/or its affiliates benefit from the incremental management and other fees paid to NB Management and/or its affiliates by the Funds with respect to those assets.]


                         ADDITIONAL PURCHASE INFORMATION

Share Prices and Net Asset Value
--------------------------------

          Each Class of a Portfolio's shares are bought or sold at a price that is that Class of the Portfolio's NAV per share. The NAV for each Class of a Portfolio and its corresponding Master Series is calculated by subtracting total liabilities of that Class of the Portfolio from total assets attributable to that Class of the Portfolio (in the case of a Master Series, the market value of the securities the Master Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Master Series, multiplied by the Master Series' NAV, plus any other assets). Each Class of a Portfolio's per share NAV is calculated by dividing its NAV by the number of that Class' Portfolio shares outstanding and rounding the result to the nearest full cent.

          Each Portfolio tries to maintain a stable NAV of $1.00 per share. Each Master Series values securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium. MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series and each corresponding Portfolio price their shares at 5:00 p.m., Eastern time each day the New York Stock Exchange ("NYSE") and the Federal Reserve Wire System ("Federal Reserve") are open ("Business Day"). GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio price their shares at 2:00 p.m., Eastern time on each Business Day. TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series price their shares at 3:00 p.m., Eastern time on each Business Day.

          If there is no reported sale of a security on a particular day, the security is valued at the mean between its closing bid and asked prices on that day. The Master Series values all other securities and assets, including restricted securities, by a method that the Portfolio Trustees believe accurately reflects fair value.

          If NB Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Master Series reasonably expects to receive on a current sale of the security, the Master Series will value the security based on a method that the Portfolio Trustees believe accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.

                         ADDITIONAL EXCHANGE INFORMATION

          As more fully set forth in the section of the Prospectus entitled "Shareholder Services -- Exchange Privilege," shareholders may redeem a
Portfolio's shares and invest the proceeds in shares of another Portfolio described herein, provided that the minimum investment requirements of the other portfolio(s) are met. See the section of the Prospectus entitled "General Shareholder Information - Exchanging Shares" for the minimum amount required for an exchange.

          The Portfolios described herein may terminate or modify their exchange privileges in the future.

          Before effecting an exchange, Portfolio shareholders must obtain and should review a currently effective prospectus of the Portfolio into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes, and, depending on the circumstances, a short- or long-term capital gain or loss may be realized.

          There can be no assurance that any Portfolio herein, each of which is a money market fund that seeks to maintain a constant purchase and redemption share price of $1.00, will be able to maintain that price. An investment in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions
-------------------------

         The right to redeem Portfolio shares may be suspended or payment of the redemption price postponed as permitted pursuant to Section 22(e). Generally, under that section, redemption requests or payments may be postponed or suspended if the NYSE is closed for trading, or trading is restricted, an emergency exists which makes the disposal of securities owned by a Portfolio or the fair determination of the value of the Portfolio's net assets not reasonably practicable, or the SEC, by order, permits the suspension of the right of redemption. Redemption payments may also be delayed in the event of the closing of the Federal Reserve. In addition, when the NYSE, bond market or Federal Reserve closes early, payments with respect to redemption requests received subsequent to the close will be made the next business day. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

          MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series and TREASURY Master Series and each corresponding Portfolio price their shares at 5:00 p.m., Eastern time on each Business Day; GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio price their shares at 2:00 p.m., Eastern time on each Business Day; and TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK Municipal Master Series price their shares at 3:00 p.m., Eastern time on each Business Day. When the Exchange, bond market or Federal Reserve Wire System closes early, payments with respect to redemption requests received subsequent to the recommended close will be made the next business day.

Redemptions in Kind
-------------------

          Each Portfolio reserves the right, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Portfolio Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

          Each Portfolio distributes to its shareholders substantially all of its net investment income (after deducting its expenses) and any net capital gains (both long-term and short-term) it earns or realizes (including, in each case, its proportionate share of its corresponding Master Series' net investment income and gains). A Master Series' net investment income consists of all income accrued on its assets less accrued expenses but does not include capital gains and losses. Net investment income and net gains and losses are reflected in each Master Series' NAV (and hence, its corresponding Portfolio's NAV) until they are distributed.

          MONEY MARKET Master Series, PRIME Master Series, GOVERNMENT Master Series, and TREASURY Master Series and each corresponding Portfolio normally calculate their respective net investment income and NAV per share as of 5:00 p.m., Eastern time, on each Business Day. GOVERNMENT RESERVES Master Series and TREASURY RESERVES Master Series and each corresponding Portfolio normally calculate their respective net investment income and NAV per share as of 2:00 p.m., Eastern time, on each Business Day. TAX-EXEMPT Master Series, MUNICIPAL Master Series and NEW YORK MUNICIPAL Master Series normally calculate their respective net investment income and NAV per share as of 3:00 p.m., Eastern time, on each Business Day.

          Income dividends are declared daily; dividends declared for each month are paid on the last Business Day of the month. Portfolio shares begin earning income dividends on the Business Day on which the proceeds of the purchase order are converted to "federal funds" and continue to earn dividends through the Business Day before they are redeemed. Distributions of net realized capital gains, if any, normally are paid once annually, in December.

          Each Portfolio's income dividends are based on its estimated daily net income. To the extent actual income differs from the estimated amount, adjustments will be made to the following business day's income dividends.

          Each Portfolio's dividends and other distributions are automatically reinvested in additional shares of the Portfolio's class on which the distribution is made, unless the shareholder elects to receive them in cash ("cash election"). Shareholders may make a cash election on the account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check or through an electronic transfer to a bank account or used to purchase shares of a Lehman Brothers Fund, designated in the shareholder's account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in additional Portfolio shares.

          A shareholder's cash election with respect to any Portfolio remains in effect until the shareholder notifies State Street in writing to discontinue the election. If the U.S. Postal Service cannot properly deliver a Portfolio's mailings to a shareholder for 180 days, the Portfolio will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Portfolio shares until the shareholder requests in writing to State Street or the Portfolio that the cash election be reinstated.

          Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the Portfolio's class on which the distribution is made at their NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios
--------------------------

To qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio (which is treated as a separate corporation for federal tax purposes) must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income and the excess of net short-term capital gain over net long-term capital loss, all determined without regard to any deduction for dividends paid) -- in the case of TAX-EXEMPT Portfolio, MUNICIPAL Portfolio, and NEW YORK MUNICIPAL Portfolio (each a "Municipal Portfolio"), at least 90% of the sum of that income plus its net interest income excludable from gross income under section 103(a) of the Code -- ("Distribution Requirement"), and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

          By qualifying for treatment as a RIC, a Portfolio (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its shareholders. If a Portfolio failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions as dividends (taxable as ordinary income) to the extent of the

Portfolio's earnings and profits. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

          Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service that each series thereof, as an investor in its corresponding master portfolio, would be deemed to own a proportionate share of the portfolio's assets, and to earn a proportionate share of the portfolio's income, for purposes of determining whether the series satisfies all of the requirements described above to qualify as a RIC. Although the Portfolios may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Portfolios as well.

          Each Portfolio will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts. Each Portfolio intends to make sufficient distributions for each calendar year to avoid liability for the Excise Tax.

          See the next section for a discussion of the tax consequences to a Portfolio of distributions to it from a Master Series, investments by the Master Series in certain securities, and certain other transactions engaged in by the Master Series.

Taxation of the Master Series
-----------------------------

          Series of other registered investment companies that previously invested in master-feeder structures and were managed by NB Management received rulings from the Service to the effect that, among other things, each master portfolio would be treated as a separate partnership for federal tax purposes and would not be a "publicly traded partnership." Although the Master Series may not rely on these rulings as precedent, NB Management believes the reasoning thereof and, hence, their conclusions apply to the Master Series as well. As a result, no Master Series is subject to federal income tax; instead, each investor in a Master Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Master Series' income, gains, losses, deductions, and Tax Preference Items, without regard to whether it has received any cash distributions from the Master Series. Each Master Series also is not subject to Delaware or New York income or franchise tax.

          Because each Portfolio is deemed to own a proportionate share of its corresponding Master Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements to qualify as a RIC and to pay exempt-interest dividends (as described below under "Taxation of the Portfolios' Shareholders - Municipal Portfolios' Shareholders"), each Master Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

          Distributions to a Portfolio from its corresponding Master Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any distributed cash exceeds the Portfolio's basis for its interest in the Master Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Master Series and includes a disproportionate share of any unrealized receivables the Master Series holds, and (3) loss may be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Portfolio's basis in its interest in its corresponding Master Series generally equals the amount of cash and the basis of any property the Portfolio invests in the Master Series, increased by the Portfolio's share of the Master Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Master Series distributes to the Portfolio and (b) the Portfolio's share of the Master Series' losses.

          Interest a Master Series receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

          TAX-EXEMPT MASTER SERIES, MUNICIPAL MASTER SERIES AND NEW YORK MUNICIPAL MASTER SERIES ("MUNICIPAL MASTER SERIES"). A Municipal Master Series may acquire zero coupon or other municipal securities issued with original issue discount ("OID"). As a holder of those securities, a Municipal Master Series (and hence its corresponding Municipal Portfolio) must take into account the OID that accrues on them during the taxable year, even if it receives no corresponding payment thereon during the year. Because each Municipal Portfolio annually must distribute substantially all of its investment company taxable income (determined without regard to any deduction for dividends paid) and net tax-exempt income, including any tax-exempt OID, to satisfy the Distribution Requirement, a Municipal Portfolio may be required in a particular taxable year to distribute as a dividend an amount that is greater than the total amount of its share of cash its corresponding Municipal Master Series actually receives. Those distributions will be made from the Municipal Portfolio's cash assets, if any, or from redemption of part of its interest in the Municipal Master Series, which may have to sell portfolio securities. The Municipal Master Series may realize capital gains or losses from those sales, which would increase or decrease the Municipal Portfolio's investment company taxable income and/or taxable capital gain.

          A Municipal Master Series may invest in municipal bonds that are purchased, generally not on their original issue, with "market discount" (that is, at a price less than the principal amount of the bond adjusted for any accrued OID) ("municipal market discount bonds"). Market discount less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Municipal Master Series acquired the bond is disregarded. Market discount generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity. Gain on the disposition of a municipal market discount bond (other than a bond with a fixed maturity date within one year from its issuance) generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition; in lieu of such treatment, an election may be made to include market discount in gross income currently, for each taxable year to which it is attributable.

Taxation of the Portfolios' Shareholders
----------------------------------------

          MUNICIPAL PORTFOLIOS' SHAREHOLDERS. Dividends a Municipal Portfolio pays will qualify as "exempt-interest dividends," as defined in the Prospectuses, and thus will be excludable from its shareholders' gross income for federal income tax purposes, if the Municipal Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets (I.E., its share of its corresponding Municipal Master Series' total assets) consists of securities the interest on which is excludable from gross income under section 103(a) of the Code; each Municipal Portfolio and each Municipal Master Series intends to satisfy this requirement. The aggregate dividends a Municipal Portfolio designates as exempt-interest dividends for any taxable year may not exceed its share of its corresponding
Municipal Master Series' net tax-exempt income for the year. Shareholders' treatment of dividends from a Municipal Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisers concerning this matter.

          Interest on indebtedness incurred or continued by a shareholder to purchase or carry Municipal Portfolio shares is not deductible for federal income tax purposes.

          Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing Municipal Portfolio shares because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of private activity bonds.

          Up to 85% of social security and railroad retirement benefits may be included in taxable income for a taxable year for recipients whose modified adjusted gross income (including income from tax-exempt sources such as a Municipal Portfolio) plus 50% of their benefits for the year exceeds certain base amounts. Exempt-interest dividends from a Municipal Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts.

          If a Municipal Master Series invests in instruments that generate taxable interest income, under the circumstances described in the Prospectuses and this SAI, the portion of any Municipal Portfolio dividend attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. Moreover, if a Municipal Master
Series realizes capital gain as a result of market transactions, any distributions of the gain by its corresponding Municipal Portfolio will be taxable to its shareholders.

          Pursuant to the Tax Increase Prevention and Reconciliation Act of 2005 (enacted in May 2006), tax-exempt interest, including exempt-interest dividends, paid after December 31, 2005, is subject to information reporting. Accordingly, the amount of exempt-interest dividends -- and, to the extent possible after reasonable effort, the part thereof constituting interest that is a Tax Preference Item -- that the Municipal Portfolios pay to their shareholders will be reported to them annually on Forms 1099-INT (or substitutes therefor). The foregoing will not apply, however, with respect to the part of those dividends attributable to OID on municipal bonds and interest on tax-exempt "bearer" bonds until the Service provides future guidance.

          OTHER. Each Portfolio is required to withhold 28% of all taxable dividends payable to any individuals and certain other non-corporate shareholders who do not provide the Portfolio with a correct taxpayer identification number or who otherwise are subject to backup withholding.

          The income dividends each Portfolio pays to a non-resident alien individual or foreign corporation (I.E., a non-U.S. person) generally are subject to a 30% (or lower treaty rate) federal withholding tax ("withholding tax"). Pursuant to the American Jobs Creation Act of 2004, Portfolio distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to the Portfolio's (including its share of the Master Series') "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year before January 1, 2008, are exempt from withholding tax.

                        VALUATION OF PORTFOLIO SECURITIES

          Each Master Series relies on Rule 2a-7 to use the amortized cost method of valuation to enable its corresponding Portfolio to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. Although the Master Series' reliance on Rule 2a-7 and use of the amortized cost valuation method should enable the Portfolios, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in either of these Portfolios, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government.

                             PORTFOLIO TRANSACTIONS

          Purchases and sales of portfolio securities generally are transacted with issuers, underwriters, or dealers that serve as primary market-makers, who act as principals for the securities on a net basis. The Master Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and the prices quoted by market-makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

          In effecting securities transactions, each Master Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Master Series plans to continue to use Neuberger Berman and/or Lehman Brothers, Inc. ("Lehman Brothers") as its broker where, in the judgment of Lehman Brothers Asset Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Master Series receives give-ups or reciprocal business in connection with its securities transactions.

          During the fiscal year ended March 31, 2006, Money Market Master Series acquired securities of the following of its "regular brokers or dealers":
Merrill, Lynch, Pierce, Fenner, & Smith, Inc., Credit Suisse First Boston Corp., Morgan Stanley, J.P. Morgan Chase, Goldman Sachs & Co., Barclays Bank Plc., Banc of America Securities, Inc. At March 31, 2006, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Merrill, Lynch, Pierce, Fenner, & Smith, Inc., $120,538,109; Credit Suisse First Boston Corp., $65,587,282; Morgan Stanley, $60,252,392; J.P. Morgan Chase, $55,000,000; Goldman, Sachs & Co., $50,000,000; Barclays Bank Plc., $49,696,435; Banc of America Securities, Inc., $25,000,000.

          During the fiscal year ended March 31, 2006, Prime Master Series acquired securities of the following of its "regular brokers or dealers":
Merrill, Lynch, Pierce, Fenner, & Smith, Inc., Barclays Bank Plc., Credit Suisse First Boston Corp., Goldman Sachs & Co., Morgan Stanley, Citigroup Global Markets, Inc., Banc of America Securities, Inc. At March 31, 2006, that Master Series held the securities of its "regular brokers or dealers" with an aggregate value as follows: Merrill, Lynch, Pierce, Fenner, & Smith, Inc., $330,012,568; Barclays Bank Plc., $67,118,820,; Credit Suisse First Boston Corp., $51,487,061; Goldman, Sachs & Co., $40,000,000; Morgan Stanley, $30,000,000; Citigroup Global Markets, Inc., $19,891,033; Banc of America Securities, Inc., $15,000,000.

          The Master Series may, from time to time, loan portfolio securities to Neuberger Berman and Lehman Brothers and to other affiliated broker-dealers ("Affiliated Borrowers") in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from the provisions of the 1940 Act that would otherwise prohibit these transactions, subject to certain conditions. In accordance with the order, securities loans made by a Master Series to Affiliated Borrowers are fully secured by cash collateral. Each loan to an Affiliated Borrower by a Master Series will be made on terms at least as favorable to the Master Series as comparable loans to unaffiliated borrowers, and no loans will be made to an Affiliated Borrower unless the Affiliated Borrower represents that the terms are at least as favorable to the Portfolio as those it provides to unaffiliated lenders in comparable transactions. All affiliated loans will be made with spreads that are not lower than those provided for in a schedule of spreads established by the Independent Portfolio Trustees. The schedule of spreads will set the lowest spread that can apply with respect to a loan and will permit the spread for each individual loan to be adjusted to cover costs and realize net income for the Master Series. All transactions with Affiliated Borrowers will be reviewed periodically by officers of the Trust and reported to the Board of Trustees.

          The use of Neuberger Berman and Lehman Brothers as brokers for each Master Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman and Lehman Brothers to retain such compensation, and Neuberger Berman and Lehman Brothers have agreed to comply with the reporting requirements of Section 11(a).

          Under the 1940 Act, commissions paid by a Master Series to Neuberger Berman and Lehman Brothers in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Master Series' policy that the commissions paid to Neuberger Berman and Lehman Brothers must be (1) at least as favorable as commissions contemporaneously charged by each of Neuberger Berman and Lehman Brothers on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman or Lehman Brothers acts as a clearing broker for another brokerage firm and customers of Neuberger Berman and Lehman Brothers considered by a majority of the Independent Portfolio Trustees not to be comparable to the Master Series and (2) at least as favorable as those charged by other brokers having comparable execution capability in Lehman Brothers Asset Management's judgment. The Master Series do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman and Lehman Brothers. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman and Lehman Brothers from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Master Series unless an appropriate exemption is available.

          A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman and Lehman Brothers to the Portfolios and to their other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman and Lehman Brothers effect brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

          To ensure that accounts of all investment clients, including a Master Series, are treated fairly in the event that Neuberger Berman or Lehman Brothers receives transaction instructions regarding the same security for more than one investment account at or about the same time, Neuberger Berman and Lehman Brothers may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price when orders are combined.

          Under policies adopted by the Board of Trustees, Neuberger Berman and Lehman Brothers may enter into agency cross-trades on behalf of a Master Series. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman or Lehman Brothers might receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Master Series cannot be an account over which Neuberger Berman or Lehman Brothers exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman or Lehman Brothers reviews information about each agency cross-trade that the Master Series participate in.

Portfolio Holdings Disclosure Policy
------------------------------------


          Each Master Series prohibits the disclosure of information about their portfolio holdings, before such information is publicly disclosed, to any outside parties, including individual investors, institutional investors, intermediaries, third party service providers to NB Management or the Master Series, rating and ranking organizations, and affiliated persons of the Master Series or NB Management (the "Potential Recipients") unless such disclosure is consistent with a Master Series' legitimate business purposes and is in the best interests of its shareholders (the "Best Interests Standard").

          NB Management and each Master Series have determined that the only categories of Potential Recipients that meet the Best Interests Standard are certain mutual fund rating and ranking organizations and third party service providers to NB Management or the Master Series with a specific business reason to know the portfolio holdings of that Master Series (e.g., securities lending agents) (the "Allowable Recipients"). As such, certain procedures must be adhered to before the Allowable Recipients may receive the portfolio holdings prior to their being made public. Allowable Recipients that get approved for receipt of the portfolio holdings are known as "Approved Recipients." The President or a Senior Vice President of NB Management may determine to expand the categories of Allowable Recipients only if he or she first determines that the Best Interests Standard has been met (e.g., for disclosure to a newly hired investment adviser or sub-adviser to the Master Series prior to commencing its duties), and only with the written concurrence of NB Management's legal and compliance department.

Portfolio Holdings Disclosure Procedures
----------------------------------------

          Disclosure of portfolio holdings may be requested only by an officer of NB Management or a Master Series by completing a holdings disclosure form. The completed form must be submitted to the President or a Senior Vice President of NB Management (who may not be the officer submitting the request) for review and approval. If the Proposed Recipient is an affiliated person of a Master Series or NB Management, the reviewer must ensure that the disclosure is in the best interests of Portfolio shareholders and that no conflict of interest exists between the shareholders and the respective Master Series or NB Management. Following this approval, the form is submitted to NB Management's legal and compliance department or to the Chief Compliance Officer of NB Management for review, approval and processing.

          Neither a Master Series, NB Management nor any affiliate of either may receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending. Each Allowable Recipient must sign a non-disclosure agreement before they may become an Approved Recipient. Pursuant to a duty of confidentiality set forth in the non-disclosure agreement, Allowable Recipients are (1) required to keep all portfolio holdings information confidential and (2) prohibited from trading based on such information. In consultation with the Master Series' Chief Compliance Officer, the Board of Directors reviews each Master Series' portfolio holdings disclosure policy and procedures annually to determine their effectiveness and to adopt changes as necessary.

          Pursuant to Codes of Ethics adopted by each Master Series, NB Management and Lehman Brothers Asset Management ("Code"), Investment Personnel, Access Persons and employees of each are prohibited from revealing information relating to current or anticipated investment intentions, portfolio holdings, portfolio transactions or activities of that Master Series except to persons whose responsibilities are determined to require knowledge of the information in accordance with procedures established by the Legal and Compliance Department in the best interests of the Master Series' shareholders. The Codes also prohibit any person associated with a Master Series, NB Management or Lehman Brothers
Asset Management, in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired by a Master Series from engaging in any transaction in a security while in possession of material nonpublic information regarding the security or the issuer of the security.

Portfolio Holdings Approved Recipients
--------------------------------------

          Each Master Series currently has ongoing arrangements to disclose portfolio holdings information prior to their being made public with the following Approved Recipients:

          STATE STREET BANK AND TRUST COMPANY ("STATE STREET"). Each Master Series has selected State Street as custodian for its securities and cash. Pursuant to a custodian contract, each Portfolio employs State Street as the custodian of its assets. As custodian, State Street creates and maintains all records relating to each Master Series' activities and supplies each Master Series with a daily tabulation of the securities it owns and that are held by State Street. Pursuant to such contract, State Street agrees that all books, records, information and data pertaining to the business of each Master Series which are exchanged or received pursuant to the contract shall remain confidential, shall not be voluntarily disclosed to any other person, except as may be required by law, and shall not be used by State Street for any purpose not directly related to the business of any Master Series, except with such Master Series' written consent. State Street receives reasonable compensation for its services and expenses as custodian.

          SECURITIES LENDING AGENT. One or more of the Master Series may enter into a securities lending agency agreement with eSecLending under which eSecLending provides securities loans to principal borrowers arranged through a bidding process managed by eSecLending. Those principal borrowers may receive the Master Series' portfolio holdings daily. Each such principal borrower that receives such information is or will be subject to an agreement, that all financial, statistical, personal, technical and other data and information related to a Master Series' operations that is designated by that Master Series as confidential will be protected from unauthorized use and disclosure by the principal borrower. Each Master Series participating in the agreement pays eSecLending a fee for agency and/or administrative services related to its role as lending agent. Each Master Series also pays the principal borrowers a fee with respect to the cash collateral that it receives and retains the income earned on reinvestment of that cash collateral.

          OTHER THIRD-PARTY SERVICE PROVIDERS TO THE MASTER SERIES. Each Master Series may also disclose portfolio holdings information prior to their being made public to their independent registered public accounting firms, legal counsel, financial printers, proxy voting firms and other third-party service providers to that Master Series who require access to this information to fulfill their duties to the Master Series. In all cases the third-party service provider receiving the information has agreed in writing (or is otherwise required by professional and/or written confidentiality requirements or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

          RATING, RANKING AND RESEARCH AGENCIES. Each Master Series sends its complete portfolio holdings information to the following rating, ranking and research agencies for the purpose of having such agency develop a rating, ranking or specific research product for each Master Series. Each Master Series provides its complete portfolio holdings to: Vestek each day and Lipper, a Reuters company on the second business day of each month. Each Master Series also provides its complete month-end portfolio holdings to Data Communique International ("DCI"), a company that provides automated data publishing, printing, and distribution technologies to financial services companies, on the first business day of each following month so that DCI can create a list of each Master Series' top 10 holdings. No compensation is received by any Master Series, NB Management, Neuberger Berman or any other person in connection with the disclosure of this information. NB Management either has or expects to enter shortly into a written confidentiality agreement, with each rating, ranking or research agency in which the agency agrees or will agree to keep each Master Series' portfolio holdings confidential and to use such information only in connection with developing a rating, ranking or research product for each Master Series.

Expense Offset Arrangement
--------------------------

Each Master Series also has an expense offset arrangement in connection with its custodian contract.


Proxy Voting
------------

          The Board has delegated to NB Management the responsibility to vote proxies related to the securities held in a Master Series. Under this authority, NB Management is required by the Board to vote proxies related to portfolio securities in the best interests of the Portfolios and their shareholders. The Board permits NB Management to contract with a third party to obtain proxy voting and related services, including research of current issues.

          NB Management has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that NB Management votes proxies prudently and in the best interest of its advisory clients for whom NB Management has voting authority, including the Portfolios. The Proxy Voting Policy also describes how NB Management addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.


          NB Management's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, NB Management utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with NB Management's voting guidelines.

          NB Management's guidelines adopt the voting recommendations of ISS. NB Management retains final authority and fiduciary responsibility for proxy voting. NB Management believes that this process is reasonably designed to address material conflicts of interest that may arise between NB Management and a client as to how proxies are voted.

          In the event that an investment professional at NB Management believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with NB Management's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between NB Management and the client with respect to the voting of the proxy in that manner.

          If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional present a material conflict of interest between NB Management and the client or clients with respect to the voting of the proxy, the Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

          Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-556-9030 (toll-free) or visiting www.nb.com or the website of the SEC, www.sec.gov.

                             REPORTS TO SHAREHOLDERS

          Shareholders of each Portfolio will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent registered public accounting firms for the Portfolios. Each Portfolio's statements show the investments owned by it and the market values thereof and provide other information about the Portfolio and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

The Portfolios
--------------

         Each Portfolio is a separate ongoing series of the Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated as of October 1, 2004. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has nine separate operating series (the Portfolios). The Portfolio Trustees may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

          DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

          SHAREHOLDER MEETINGS. The Portfolio Trustees do not intend to hold annual meetings of shareholders of the Portfolios. The Portfolio Trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote at the meeting.

          CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of each Portfolio will not be personally liable for the obligations of that Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively, merely on the basis of being a shareholder.

Master Series
-------------

         Each Master Series is a separate operating series of the Master Trust, a Delaware statutory trust organized as of October 1, 2004. The Master Trust is registered under the 1940 Act as a diversified, open-end management investment company and has nine separate portfolios (the nine Master Series). The assets of each Master Series belong only to that Master Series, and the liabilities of each Master Series are borne solely by that Master Series and no other.

          PORTFOLIOS' INVESTMENTS IN MASTER SERIES. Each Portfolio is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Master Series, which is a "master fund." Each Master Series, which has the same investment objective, policies, and limitations as the Portfolio that invests in it, in turn invests in securities; the Portfolio thus acquires an indirect interest in those securities.

          Each Portfolio's investment in its corresponding Master Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Master Series.

          Each Master Series may also permit other investment companies and/or other institutional investors to invest in the Master Series. All investors will invest in a Master Series on the same terms and conditions as a Portfolio and will pay a proportionate share of the Master Series' expenses. Other investors in a Master Series are not required to sell their shares at the same public offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, shareholders of a Class of the Portfolio may have different returns than shareholders in another investment company that invests exclusively in the Master Series. Information regarding any Portfolio that invests in a Master Series is available from NB Management by calling 888-556-9030.

          The Portfolio Trustees believe that investment in a Master Series by other potential investors in addition to the Portfolios may enable the Master Series to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefiting all shareholders. However, a Portfolio's investment in its corresponding Master Series may be affected by the actions of other large investors in a Master Series, if any. For example, if a large investor in a Master Series (other than a Portfolio) redeemed its interest in the Master Series, the Master Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

          Each Portfolio may withdraw its entire investment from its corresponding Master Series at any time, if the Portfolio Trustees determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in a Master Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Master Series in a manner not acceptable to the Portfolio Trustees. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Master Series to the Portfolio. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Portfolio withdrew its investment from a Master Series, the Portfolio Trustees would consider what actions might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

          INVESTOR MEETINGS AND VOTING. Each Master Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Master Series will be entitled to vote in proportion to its relative beneficial interest in the Master Series. On most issues subjected to a vote of Master Series investors, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Master Series in proportion to the votes cast by the Portfolio's shareholders. If there are other investors in a Master Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Master Series investors; indeed, if other investors hold a majority interest in a Master Series, they could have voting control of the Master Series.

          CERTAIN PROVISIONS. Under Delaware law, the shareholders of a Master Series will not be personally liable for the obligations of the Master Series; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a Delaware corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Master Trust or a Master Series contain a statement that such obligation may be enforced only against the assets of the Master Trust or Master Series and provides for indemnification out of Master Trust or Master Series property of any shareholder nevertheless held personally liable for Master Trust or Master Series obligations, respectively, merely on the basis of being a shareholder.

         OTHER. For Portfolio shares that can be bought, owned and sold through an intermediary, a client of an intermediary may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the intermediary or if the intermediary no longer has a contract with NB Management to perform services. Depending on the policies of the intermediary involved, an investor may be able to transfer an account from one intermediary to another.

                          CUSTODIAN AND TRANSFER AGENT

          Each Portfolio and Master Series has selected State Street, 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Portfolio's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Portfolio shares and the payment of dividends and other distributions through its Boston Service Center. All correspondence should be mailed to Lehman Brothers Institutional Liquidity Series, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

          MONEY MARKET Master Series, GOVERNMENT Master Series, GOVERNMENT RESERVES Master Series and MUNICIPAL Master Series and their corresponding portfolios, MONEY MARKET Portfolio, GOVERNMENT Portfolio, GOVERNMENT RESERVES Portfolio and MUNICIPAL Portfolio, respectively, have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the Independent Registered Public Accounting Firm that will audit its financial statements.

          PRIME Master Series, TREASURY Master Series, TREASURY RESERVES Master Series, TAX-EXEMPT Master Series and NEW YORK Municipal Master Series and their corresponding portfolios, PRIME Portfolio, TREASURY Portfolio, TREASURY RESERVES Portfolio, TAX-EXEMPT Portfolio and NEW YORK Municipal Portfolio, respectively, have selected Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA, 19103, as the Independent Registered Public Accounting Firm that will audit their financial statements.

                                  LEGAL COUNSEL

          The Trusts have selected Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006-1600, as their legal counsel.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          The Master Series have not yet commenced operations as of the date of this SAI and therefore had no beneficial and record owners of more than 5%.

                             REGISTRATION STATEMENT

          This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Portfolios and Master Series.

         Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to a contract or other document a copy of which is filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The  following   financial   statements   and  related   documents  are
incorporated  herein  by  reference  from  the  Lehman  Brothers   Institutional
Liquidity Series Annual Report to shareholders dated March 31, 2006:

                  The audited financial statements of MONEY MARKET Master Series (formerly Institutional Liquidity Portfolio), notes thereto, and the reports of Ernst & Young LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

                  The audited financial statements of PRIME Master Series (formerly, Prime Portfolio), notes thereto, and the reports of Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm, with respect to such audited financial statements.

         Additionally, the following financial statements and related documents are incorporated herein by reference from the Lehman Brothers Institutional Liquidity Series Semi-Annual Report to shareholders dated September 30, 2006:

                  The unaudited financial statements of MONEY MARKET Master Series (formerly, Institutional Liquidity Portfolio) and notes thereto.

                  The unaudited financial statements of PRIME Master Series (formerly, Prime Portfolio) and notes thereto.

         The following seed capital financial statements of the Government Portfolio for the one-day period ended December 4, 2006, have been audited by Ernst & Young, Independent Registered Public Accounting Firm to the Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Lehman Brothers Institutional Liquidity Funds and the Shareholders of Government Portfolio

We have audited the accompanying statement of assets and liabilities of Government Portfolio, one of the portfolios comprising the Lehman Brothers Institutional Liquidity Funds, (the "Portfolio") as of December 4, 2006. This statement of assets and liabilities is the responsibility of the Portfolio's management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, and evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Government Portfolio, a portfolio of Lehman Brothers Institutional Liquidity Funds, at December 4, 2006, in conformity with U.S. generally accepted accounting principles.


                                        /s/ ERNST & YOUNG LLP


Boston, Massachusetts
December 7, 2006

GOVERNMENT PORTFOLIO
   INSTITUTIONAL CLASS
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 4, 2006

ASSETS
Investment in Government Master Series                   $100,000
                                                     -----------------
Total Assets                                              100,000
                                                     -----------------

NET ASSETS AT VALUE                                      $100,000
                                                     =================

Net Assets consist of:
Paid-in capital                                          $100,000
                                                     =================

SHARES OUTSTANDING ($.001 PAR VALUE;
   UNLIMITED SHARES AUTHORIZED)                           100,000
                                                     =================
NET ASSET VALUE, PER SHARE                                  $1.00
                                                     =================


See Notes to Financial Statement

GOVERNMENT PORTFOLIO
   INSTITUTIONAL CLASS
NOTES TO FINANCIAL STATEMENT
DECEMBER 4, 2006

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1.   ORGANIZATION:

Government Portfolio (the "Portfolio") is a separate operating series of Lehman Brothers Institutional Liquidity Funds (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act") and it has filed a registration statement to register its shares under the Securities Act of 1933, as amended (the "1933 Act"). The Portfolio offers Institutional Class shares, Cash Management Class shares, Capital Class shares, Select Class shares, Administrative Class shares, Service Class shares, and Premier Class shares. The Portfolio has had no operations to date, other than the sale to Neuberger Berman Management Inc., the Portfolio's investment manager ("Management"), on December 4, 2006 of 100,000 shares of beneficial interest of the Institutional Class for $100,000 ($1.00 per share).

The Portfolio seeks to achieve its investment objective by investing all of its net investable assets in Government Master Series (the "Master Series") of Institutional Liquidity Trust, a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004, having the same investment objective and policies as the Portfolio. The performance of the Portfolio is directly affected by the performance of the Master Series.

2.   ACCOUNTING POLICIES:

The assets of the Portfolio belong only to that Portfolio, and the liabilities of the Portfolio are borne solely by that Portfolio and no other series of the Trust.

It is the policy of the Portfolio for the Institutional Class to maintain a continuous net asset value per share of $1.00; the Portfolio has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Portfolio will be able to maintain a stable net asset value per share.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3.   EXPENSE ALLOCATION:

Certain expenses are applicable to multiple funds. Expenses directly attributable to a Portfolio are charged to the Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios in the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the funds and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

The Portfolio bears its proportionate share of Master Series expenses. The Portfolio's expenses (other than those allocated to a class of the Portfolio) are allocated proportionally each day among the classes based on the relative net assets of each class. Expenses attributable to a specific class are allocated to that class.

4.   INDEMNIFICATIONS:

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

5.   OTHER:

All net investment income and realized and unrealized capital gains and losses of the Master Series are allocated pro rata among the Portfolio and other investment companies that invest in the Master Series.

NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

Under the terms of a Management Agreement, the Master Series pays Management a fee at the annual rate of 0.08% of average daily net assets.

Pursuant to an Administration Agreement between Management and the Portfolio, the Institutional Class of the Portfolio has agreed to pay Management an administration fee payable on a monthly basis at the annual rate of 0.10% of the Portfolio's average daily net assets.

Management has contractually undertaken to reimburse the Institutional Class of the Portfolio so that the total operating expenses of the Institutional Class of the Portfolio which include the Portfolio's proportionate share of Master Series expenses and the Institutional Class' proportionate share of the Portfolio's expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) ("Operating Expenses") are limited to 0.20% of its Institutional Class' average daily net assets. This undertaking lasts until March 31, 2010. The Institutional Class of the Portfolio has contractually undertaken to reimburse Management for the excess Operating Expenses paid by Management, provided the reimbursement does not cause its total Operating Expenses to exceed an annual rate of 0.20% of the Institutional Class of the Portfolio's average daily net assets and the reimbursement is made within three years after the year in which Management incurred the expense.

Management and Lehman Brothers Asset Management ("LBAM"), the sub-adviser to the Master Series, are wholly owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Portfolio are also employees of Management and/or LBAM.

The Portfolio also has a distribution agreement with Management with respect to each Class of shares. Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of the Portfolio.

NOTE C -- ORGANIZATION EXPENSES:

Costs incurred by the Portfolio in connection with its organization and offering will be borne by Management.

NOTE D - FEDERAL INCOME TAXES:

The Portfolio intends to qualify as a "regulated investment company" and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, such that it will not be subject to Federal income tax.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Trustees of Institutional Liquidity Trust and the Shareholders of Government Master Series

We have audited the accompanying statement of assets and liabilities of Government Master Series, one of the series comprising Institutional Liquidity Trust, (the "Master Series") as of December 4, 2006. This statement of assets and liabilities is the responsibility of the Master Series' management. Our responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. We were not engaged to perform an audit of the Master Series' internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities, assessing the accounting principles used and significant estimates made by management, and evaluating the overall statement of assets and liabilities presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of Government Master Series, a series of Institutional Liquidity Trust, at December 4, 2006, in conformity with U.S. generally accepted accounting principles.



                                        /s/ ERNST & YOUNG LLP


Boston, Massachusetts
December 7, 2006

GOVERNMENT MASTER SERIES
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 4, 2006


ASSETS
Cash                                                           $101,000
                                                         -----------------
Total Assets                                                   $101,000
                                                         -----------------

LIABILITIES                                                           --
                                                         -----------------

NET ASSETS Applicable to Investors'
  Beneficial Interests                                         $101,000
                                                         =================

NET ASSETS CONSIST OF:
Paid-in capital                                                $101,000
                                                         =================


See Notes to Financial Statement

GOVERNMENT MASTER SERIES
NOTES TO FINANCIAL STATEMENT
DECEMBER 4, 2006


NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1.   ORGANIZATION:

Government Master Series (the "Master Series") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, (the "1940 Act"). The Master Series has had no operations to date, other than the contribution of beneficial interest from the Government Portfolio and Neuberger Berman Management Inc., the Master Series' investment manager ("Management") of $100,000 and $1,000, respectively, on December 4, 2006.

2.   ACCOUNTING POLICIES:

The assets of the Master Series belong only to the Master Series, and the liabilities of the Master Series are borne solely by the Master Series and no other series of the Trust.

The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

3.   EXPENSE ALLOCATION:

Certain expenses are applicable to multiple portfolios. Expenses directly attributable to the Master Series are charged to the Master Series. Expenses of the Trust that are not directly attributed to the Master Series are allocated among each of the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series of the Trust can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Master Series or the Trust, are allocated among the Master Series' and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

4.   INDEMNIFICATIONS:

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

NOTE B -- INVESTMENT MANAGEMENT AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES:

Under the terms of a Management Agreement, the Master Series pays Management a fee at the annual rate of 0.08% of average daily net assets.

Lehman Brothers Asset Management Inc. ("LBAM"), as sub-adviser to the Master Series, receives a monthly fee for its services paid by Management. The Master Series does not pay a fee directly to LBAM for such services.

Management and LBAM are wholly-owned subsidiaries of Lehman Brothers Holdings, Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Master Series are also employees of Management and/or LBAM.

NOTE C -- ORGANIZATION EXPENSES:

All costs incurred by the Master Series in connection with its organization and offering are being paid by Management.

NOTE D - FEDERAL INCOME TAXES:

The Master Series intends to comply with the requirements of the Internal Revenue Code. The Master Series also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. The Master Series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.

                                                                      Appendix A

                 RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

         S&P CORPORATE BOND RATINGS:

         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


         MOODY'S CORPORATE BOND RATINGS:
         ------------------------------

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are considered to be upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


         FITCH CORPORATE BOND RATINGS:
         ----------------------------

         THE FOLLOWING DESCRIPTIONS OF FITCH'S LONG-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

         AAA - Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         AA - Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         A - High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         BBB - Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions is more likely to impair this capacity. This is the lowest investment-grade category.

         BB - Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         B - Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         CCC, CC, C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

         DDD, DD, D - Default. Entities rated in this category have defaulted on some or all of their obligations. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. 'DD' indicates potential recoveries in the range of 50%-90% and 'D' the lowest recovery potential, i.e., below 50%.

         PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.


         DBRS CORPORATE BOND RATINGS:
         ---------------------------

         THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

         AAA - Long-term debt rated AAA is considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest.

         AA - Long-term debt rated AA is considered to be of superior credit quality, and protection of interest and principal is considered high. In many cases, debt rated AA differs from debt rated AAA only to a small degree.

         A - Long-term debt rated A is considered to be of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of AA rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated securities.

         BBB - Long-term debt rated BBB is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         BB - Long-term debt rated BB is defined to be speculative and non investment-grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         B - Long-term debt rated B is considered highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         CCC,CC,C - Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated B. Long-term debt rated below B often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with CC and C normally used for lower ranking debt of companies for which the senior debt is rated in the CCC to B range.

         D - A security rated D implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

         HIGH OR LOW - The ratings above may be modified by the addition of "high" or "low" to show relative standing within the major categories. The absence of either indicates the rating is in the "middle" of a category. The AAA and D categories do not utilize "high", "middle", and "low" as differential grades.

         S&P COMMERCIAL PAPER RATINGS:
         -----------------------------

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).


         MOODY'S COMMERCIAL PAPER RATINGS:
         --------------------------------

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-        Leading market positions in well-established industries.

-        High rates of return on funds employed.

- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

- Well-established access to a range of financial markets and assured sources of alternate liquidity.


         FITCH COMMERCIAL PAPER RATINGS:
         ------------------------------

         THE FOLLOWING DESCRIPTIONS OF FITCH SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY FITCH'S IBCA INVESTORS SERVICE.

         F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


         DBRS COMMERCIAL PAPER RATINGS:
         -----------------------------

         THE FOLLOWING DESCRIPTIONS OF DBRS SHORT-TERM DEBT RATINGS HAVE BEEN PUBLISHED BY DOMINION BOND RATING SERVICE.

         R-1 (HIGH) - Commercial paper rated R-1 (high) is of the highest credit quality, and indicates an entity which possesses unquestioned ability to repay current liabilities as they fall due.

         R-1 (MIDDLE) - Commercial paper rated R-1 (middle) is of superior credit quality and, in most cases, are also considered strong credits which typically exemplify above average strength in key areas of consideration for debt protection.

                                     PART C

                                OTHER INFORMATION

Item 23.       Exhibits
               --------

  (a)   (1)    Restated  Certificate  of  Trust.  (Incorporated by Reference  to
               Pre-Effective Amendment No. 1 to the Registrant's Registration statement, File Nos. 333-122847 and 811-21715, filed on October
               24, 2006).

        (2)    Trust Instrument, Amended and Restated. (Filed herewith).

  (b)          By-Laws, Amended and Restated. (Filed herewith).

  (c) Trust Instrument, Amended and Restated, Articles IV, V, and VI and By-Laws, Amended and Restated, Articles V, VI, and VIII (Incorporated by Reference to Exhibits (a)(2) and (b)).


  (d)   (1)    (i)   Management Agreement between Institutional  Liquidity Trust and Neuberger  Berman  Management  Inc. ("NB  Management").
                     (Incorporated by Reference to Pre-Effective Amendment No. 1
                     to  the   Registration   statement   of   Lehman   Brothers
                     Institutional  Liquidity Series,  File Nos.  333-120167 and
                     811-21648, filed on December 23, 2004).


               (ii)  Amended   Schedule  A  listing   the   current   series  of
                     Institutional Liquidity Trust subject to the Management Agreement. (Filed herewith).

        (2)    (i)   Investment  Advisory  Agreement  between NB Management  and
                     Lehman  Brothers  Asset  Management,  Inc.  with respect to
                     Money  Market  Master  Series,   Prime  Master  Series  and
                     Treasury  Master  Series.  (Incorporated  by  Reference  to
                     Pre-Effective Amendment No. 1 to the Registration statement of Lehman Brothers Institutional Liquidity Series, File
                     Nos. 333-120167 and 811-21648, filed on December 23, 2004).

               (ii) Assignment and Assumption Agreement between NB Management and Lehman Brothers Asset Management LLC ("LBAM"). (Filed herewith).

               (iii) Investment  Advisory  Agreement  between NB Management  and
                     LBAM with respect to Government Master Series, Government Reserves Master Series, Municipal Master Series, New York Municipal Master Series, Tax-Exempt Master Series and Treasury Reserves Master Series, (Filed herewith).

  (e)   (1)    Distribution  and  Services Agreement between  Registrant  and NB
               Management with respect to Premier Class and Service Class.
               (Filed herewith).

        (2) Distribution Agreement between Registrant and NB Management with respect to Administrative Class, Capital Class, Cash Management Class, Institutional Class and Select Class. (Filed herewith).


  (f)          Bonus, Profit Sharing Contracts.  (Not applicable).

  (g)   (1)    Custodian  Contract Between Registrant  and State Street Bank and
               Trust Company.  (Filed herewith).

  (h)   (1)    Transfer  Agency and Service  Agreement  between  Registrant  and
               State Street Bank and Trust Company.  (Incorporated  by Reference
               to Post Effective Amendment No. 116 to the Registration Statement
               of  Neuberger   Berman  Equity  Funds,   File  Nos.  2-11357  and
               811-00582, filed on June 2, 2006).

        (2) Administration Agreement between Registrant and NB Management. (Incorporated by Reference to Pre-Effective Amendment No. 1 to the Registration Statement of Lehman Brothers Reserve Liquidity Series, File Nos. 333-122846 and 811-21716, filed on April 8,
               2005).

        (3)    Expense   Limitation   Agreement   Between   Registrant   and  NB
               Management. (Filed herewith).

        (4) Expense Limitation Agreement Between Institutional Liquidity Trust and NB Management. (Filed herewith).

        (5)    Shareholder Servicing Agreement. (Filed herewith).

  (i) Opinion and Consent of Kirkpatrick & Lockhart LLP with respect to legality of securities being registered. (Filed herewith).

  (j)   (1)    Consent of Ernst & Young LLP.  (Filed herewith).

        (2)    Consent of Tait, Weller & Baker LLP (Filed herewith).


  (k)          Financial Statements Omitted from Prospectus. (Not applicable).


  (l)          Letter of Investment Intent. (Filed herewith).

  (m) Plan Pursuant to Rule 12b-1 with respect to Premier Class and Service class shares of the Registrant. (Filed herewith).

  (n)          Plan Pursuant to Rule 18f-3 under the 1940 Act. (Filed herewith).

  (o)   (1)    Powers of Attorney for Institutional Liquidity Trust.  (Filed
               herewith).


        (2) Powers of Attorney for Lehman Brothers Institutional Liquidity Funds. (Filed herewith).


  (p)   (1)    Code of Ethics for Registrant and NB Management. (Incorporated by
               Reference to  Pre-Effective  Amendment No. 1 to the  Registration
               Statement of Lehman Brothers Reserve Liquidity Series,  File Nos.
               333-122846 and 811-21716, filed on April 8, 2005).

        (2) Code of Ethics for LBAM. (Incorporated by Reference to Post-Effective Amendment No. 45 to to the Registration Statement of Neuberger Berman Income Funds on Form N-1A, File Nos. 2-85229 and 811-3802, filed on March 18, 2005.)


Item 24. Persons Controlled By or Under Common Control with Registrant.
-------  --------------------------------------------------------------

      No person is controlled by or under common control with the Registrant.

Item 25. Indemnification.
-------- ----------------

      A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that "every person who is, or has been, a Trustee or an officer, employee or agent of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof{ellipsis}". Indemnification will not be provided to a person adjudicated by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

      Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

      Section  9  of  the  Management   Agreement   between  NB  Management  and
Institutional Liquidity Trust (the "Master Trust") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any series of the Master Trust at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed
(i) to protect NB Management against any liability to the Master Trust or any series thereof or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Master Trust against any liability to the Master Trust or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Master Trust.

      Section 6 of the Investment Advisory Agreement between NB Management and LBAM, with respect to the Master Trust or any series thereof, provides that neither LBAM nor any director, officer or employee of LBAM performing services for any series of the Master Trust shall be liable for any error of judgment or mistake of law or for any loss suffered by NB Management or the Master Trust or a series thereof in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its duties and obligations under the Agreement.


      Section 12 of the Administration Agreement between the Registrant and NB Management on behalf of each series of the Registrant provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of this Agreement with respect to such series; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such series; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Registrant with respect to such series; provided, that NB Management shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management or that of its employees, agents or contractors. Before confessing any claim against it which may be subject to indemnification by a series under the Agreement, NB Management shall give such series reasonable opportunity to defend against such claim in its own name or in the name of NB Management. Section 13 of the Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.


      Section 11 of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Section 14 of the Distribution and Services Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a class of a series for the performance of the Agreement by the Registrant on behalf of such series, and neither the Shareholders, the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefore.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue. The Registrant also maintains Directors and Officers Insurance.

Item 26. Business and Other Connections of Investment Adviser and Sub-Adviser.
-------  ---------------------------------------------------------------------

There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Ann H. Benjamin                     Portfolio Manager, High Income Bond
Vice President, NB Management       Portfolio, a series of Neuberger Berman
                                    Advisers Management Trust; Portfolio
                                    Manager, Neuberger Berman High Income Bond
                                    Fund and Neuberger Berman Strategic Income
                                    Fund, each a series of Neuberger Berman
                                    Income Funds; Portfolio Manager, Neuberger
                                    Berman Income Opportunity Fund Inc.

Michael L. Bowyer                   Associate Portfolio Manager, Neuberger
Vice President, NB Management       Berman Genesis Fund, a series of Neuberger
                                    Berman Equity Funds.

Claudia A. Brandon                  Vice President, Neuberger Berman, LLC since
Vice President/Mutual Fund Board    2002; Employee, Neuberger Berman, LLC since
Relations and Assistant             1999; Secretary, Neuberger Berman Advisers
Secretary, NB Management.           Management Trust; Secretary, Neuberger
                                    Berman Equity Funds; Secretary, Neuberger
                                    Berman Income Funds; Secretary, Neuberger
                                    Berman Real Estate Income Fund Inc.;
                                    Secretary, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; Secretary, Neuberger
                                    Berman New York Intermediate Municipal Fund
                                    Inc.; Secretary, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Secretary,
                                    Neuberger Berman Realty Income Fund Inc.;
                                    Secretary, Neuberger Berman Income
                                    Opportunity Fund Inc.; Secretary, Neuberger
                                    Berman Real Estate Securities Income Fund
                                    Inc.; Secretary, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Secretary, Neuberger
                                    Berman Institutional Liquidity Series;
                                    Secretary, Lehman Brothers Institutional
                                    Liquidity Series; Secretary, Institutional
                                    Liquidity Trust; Secretary, Lehman Brothers
                                    Reserve Liquidity Series.

Thomas J. Brophy                    Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman
                                    California Intermediate Municipal Fund Inc.;
                                    Portfolio Manager, Neuberger Berman
                                    Intermediate Municipal Fund Inc.; Portfolio
                                    Manager, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Portfolio
                                    Manager, Neuberger Berman Municipal
                                    Securities Trust, a series of Neuberger
                                    Berman Income Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------


Steven R. Brown                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Real
                                    Estate Income Fund Inc.; Portfolio Manager,
                                    Neuberger Berman Realty Income Fund Inc.;
                                    Portfolio Manager, Neuberger Berman Income
                                    Opportunity Fund Inc.; Portfolio Manager,
                                    Neuberger Berman Real Estate Securities
                                    Income Fund Inc.; Portfolio Manager,
                                    Neuberger Berman Dividend Advantage Fund
                                    Inc.; Portfolio Manager, Neuberger Berman
                                    Real Estate Fund, a series of Neuberger
                                    Berman Equity Funds; Portfolio Manager, Real
                                    Estate Portfolio, a series of Neuberger
                                    Berman Advisers Management Trust; Portfolio
                                    Manager, Neuberger Berman Strategic Income
                                    Fund, a series of Neuberger Berman Income
                                    Funds.

David H. Burshtan                   Portfolio Manager, Neuberger Berman
Vice President, NB Management.      Millennium Fund, a series of Neuberger
                                    Berman Equity Funds.

Lori B. Canell                      Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman
                                    California Intermediate Municipal Fund Inc.;
                                    Portfolio Manager, Neuberger Berman
                                    Intermediate Municipal Fund Inc.; Portfolio
                                    Manager, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Portfolio
                                    Manager, Neuberger Berman Municipal
                                    Securities Trust, a series of Neuberger
                                    Berman Income Funds.

Robert Conti                        Senior Vice President of Neuberger Berman,
Senior Vice President,              LLC, since 2003; Vice President, Neuberger
NB Management.                      Berman, LLC, from 1999 to 2003; Vice
                                    President, Neuberger Berman Income Funds;
                                    Vice President, Neuberger Berman Equity
                                    Funds; Vice President, Neuberger Berman
                                    Advisers Management Trust; Vice President,
                                    Neuberger Berman Real Estate Income Fund
                                    Inc.; Vice President, Neuberger Berman
                                    Intermediate Municipal Fund Inc.; Vice
                                    President, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Vice
                                    President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice
                                    President, Neuberger Berman Realty Income
                                    Fund Inc.; Vice President, Neuberger Berman
                                    Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate
                                    Securities Income Fund Inc.; Vice President,
                                    Neuberger Berman Dividend Advantage Fund
                                    Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice
                                    President, Lehman Brothers Institutional
                                    Liquidity Series; Vice President,
                                    Institutional Liquidity Trust; Vice
                                    President, Lehman Brothers Reserve Liquidity
                                    Series.

Robert B. Corman                    Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Focus
                                    Fund, a series of Neuberger Berman Equity
                                    Funds; Portfolio Manager, Focus Portfolio, a series of Neuberger Berman Advisers
                                    Management Trust.

Robert W. D'Alelio                  Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Genesis
                                    Fund, a series of Neuberger Berman Equity
                                    Funds.


John E. Dugenske                    Portfolio Manager, Balanced Portfolio and
Vice President, NB Management.      Limited Maturity Bond Portfolio, each a
                                    series of Neuberger Berman Advisers
                                    Management Trust; Portfolio Manager,
                                    Neuberger Berman Cash Reserves, Neuberger
                                    Berman Government Money Fund and Neuberger
                                    Berman Limited Maturity Bond Fund, each a series of Neuberger Berman Income Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Ingrid Dyott                        Vice President, Neuberger Berman, LLC;
Vice President, NB Management.      Associate Portfolio Manager, Guardian
                                    Portfolio, a series of Neuberger Berman
                                    Advisers Management Trust; Portfolio
                                    Manager, Socially Responsive Portfolio, a series of Neuberger Berman Advisers
                                    Management Trust; Associate Portfolio
                                    Manager, Neuberger Berman Guardian Fund, a series of Neuberger Berman Equity Funds;
                                    Portfolio Manager, Neuberger Berman Socially
                                    Responsive Fund, a series of Neuberger
                                    Berman Equity Funds.

Michael F. Fasciano                 Managing Director, Neuberger Berman, LLC
Vice President, NB Management.      since March 2001; Portfolio Manager,
                                    Neuberger Berman Fasciano Fund, a series of
                                    Neuberger Berman Equity Funds; Portfolio
                                    Manager, Fasciano Portfolio, a series of Neuberger Berman Advisers Management Trust.

Janet A. Fiorenza                   Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management.      Money Fund, National Municipal Money Fund,
                                    Lehman Brothers New York Municipal Money
                                    Fund and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

William J. Furrer                   Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management.      Money Fund, National Municipal Money Fund,
                                    Lehman Brothers New York Municipal Money
                                    Fund and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Brian J. Gaffney                    Managing Director, Neuberger Berman, LLC
Senior Vice President,              since 1999; Vice President, Neuberger Berman
NB Management.                      Income Funds; Vice President, Neuberger
                                    Berman Equity Funds; Vice President,
                                    Neuberger Berman Advisers Management Trust;
                                    Vice President, Neuberger Berman Real Estate
                                    Income Fund Inc.; Vice President, Neuberger
                                    Berman Intermediate Municipal Fund Inc.;
                                    Vice President, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Vice
                                    President, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Vice
                                    President, Neuberger Berman Realty Income
                                    Fund Inc.; Vice President, Neuberger Berman
                                    Income Opportunity Fund Inc.; Vice
                                    President, Neuberger Berman Real Estate
                                    Securities Income Fund Inc.; Vice President,
                                    Neuberger Berman Dividend Advantage Fund
                                    Inc.; Vice President, Neuberger Berman
                                    Institutional Liquidity Series; Vice
                                    President, Lehman Brothers Institutional
                                    Liquidity Series; Vice President,
                                    Institutional Liquidity Trust; Vice
                                    President, Lehman Brothers Reserve Liquidity
                                    Series.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Maxine L. Gerson                    Senior Vice President, Neuberger Berman, LLC
Secretary and General Counsel,      since 2002; Deputy General Counsel and
NB Management.                      Assistant Secretary, Neuberger Berman, LLC
                                    since 2001; Chief Legal Officer, Neuberger
                                    Berman Income Funds; Chief Legal Officer,
                                    Neuberger Berman Equity Funds; Chief Legal
                                    Officer, Neuberger Berman Advisers
                                    Management Trust; Chief Legal Officer,
                                    Neuberger Berman Real Estate Income Fund
                                    Inc.; Chief Legal Officer, Neuberger Berman
                                    Intermediate Municipal Fund Inc.; Chief
                                    Legal Officer, Neuberger Berman New York
                                    Intermediate Municipal Fund Inc.; Chief
                                    Legal Officer, Neuberger Berman California
                                    Intermediate Municipal Fund Inc.; Chief
                                    Legal Officer, Neuberger Berman Realty
                                    Income Fund Inc.; Chief Legal Officer,
                                    Neuberger Berman Income Opportunity Fund
                                    Inc.; Chief Legal Officer, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.;
                                    Chief Legal Officer, Neuberger Berman
                                    Dividend Advantage Fund Inc.; Chief Legal
                                    Officer, Neuberger Berman Institutional
                                    Liquidity Series; Chief Legal Officer,
                                    Lehman Brothers Institutional Liquidity
                                    Series; Chief Legal Officer, Institutional
                                    Liquidity Trust; Chief Legal Officer, Lehman
                                    Brothers Reserve Liquidity Series.


Edward S. Grieb                     Senior Vice President and Treasurer,
Treasurer and Chief Financial       Neuberger Berman, LLC; Treasurer, Neuberger
Officer, NB Management.             Berman Inc.

Michael J. Hanratty                 None.
Vice President, NB Management.


Milu E. Komer                       Associate Portfolio Manager, International
Vice President, NB Management.      Portfolio, a series of Neuberger Berman
                                    Advisers Management Trust; Associate
                                    Portfolio Manager, Neuberger Berman
                                    International Fund, Neuberger Berman
                                    International Institutional Fund and
                                    Neuberger Berman International Large Cap
                                    Fund, each a series of Neuberger Berman
                                    Equity Funds.

Sajjad S. Ladiwala                  Associate Portfolio Manager, Guardian
Vice President, NB Management.      Portfolio and Socially Responsive Portfolio,
                                    each a series of Neuberger Berman Advisers
                                    Management Trust; Associate Portfolio
                                    Manager, Neuberger Berman Guardian Fund and
                                    Neuberger Berman Socially Responsive Fund, each a series of Neuberger Berman Equity
                                    Funds.

Kelly M. Landron                    Portfolio Manager, Lehman Brothers Municipal
Vice President, NB Management Inc.  Money Fund, National Municipal Money Fund,
                                    Lehman Brothers New York Municipal Money
                                    Fund and Tax-Free Money Fund, each a series of Neuberger Berman Income Funds.

Jeffrey B. Lane                     President and Chief Operating Officer,
Director, NB Management.            Neuberger Berman, LLC; Director and
                                    President, Neuberger Berman Inc.

Richard S. Levine                   Portfolio Manager, Neuberger Berman
Vice President, NB Management.      Strategic Income Fund, a series of Neuberger
                                    Berman Income Funds; Portfolio Manager,
                                    Neuberger Berman Dividend Advantage Fund
                                    Inc.

John A. Lovito                      Portfolio Manager, Neuberger Berman
Vice President, NB Management.      Strategic Income Fund, a series of Neuberger
                                    Berman Income Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Arthur Moretti                      Managing Director, Neuberger Berman, LLC
Vice President, NB Management.      since June 2001; Portfolio Manager,
                                    Neuberger Berman Guardian Fund and Neuberger
                                    Berman Socially Responsive Fund, each a
                                    series of Neuberger Berman Equity Funds;
                                    Portfolio Manager, Guardian Portfolio and
                                    Socially Responsive Portfolio, each a series of Neuberger Berman Advisers Management
                                    Trust.

S. Basu Mullick                     Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Partners
                                    Fund and Neuberger Berman Regency Fund, each a series of Neuberger Berman Equity Funds;
                                    Portfolio Manager, Partners Portfolio and
                                    Regency Portfolio, each a series of
                                    Neuberger Berman Advisers Management Trust.

Thomas P. O'Reilly                  Portfolio Manager, Neuberger Berman Income
Vice President, NB Management.      Opportunity Fund Inc.; Portfolio Manager,
                                    Neuberger Berman Strategic Income Fund and
                                    Neuberger Berman High Income Bond Fund, each a series of Neuberger Berman Income Funds;
                                    Portfolio Manager, High Income Bond
                                    Portfolio, a series of Neuberger Berman
                                    Advisers Management Trust.

Loraine Olavarria                   None.
Assistant Secretary,
NB Management.

Elizabeth Reagan                    None.
Vice President, NB Management.

Brett S. Reiner                     Associate Portfolio Manager, Neuberger
Vice President, NB Management.      Berman Genesis Fund, a series of Neuberger
                                    Berman Equity Funds. Executive Vice
                                    President, Neuberger Berman, LLC; Executive

Jack L. Rivkin                      Vice President, Neuberger Berman Inc.;
Chairman and Director, NB           President and Director, Neuberger Berman
Management.                         Real Estate Income Fund Inc; President and
                                    Director, Neuberger Berman Intermediate
                                    Municipal Fund Inc.; President and Director,
                                    Neuberger Berman New York Intermediate
                                    Municipal Fund Inc.; President and Director,
                                    Neuberger Berman California Intermediate
                                    Municipal Fund Inc.; President and Trustee,
                                    Neuberger Berman Advisers Management Trust;
                                    President and Trustee, Neuberger Berman
                                    Equity Funds; President and Trustee,
                                    Neuberger Berman Income Funds; President and
                                    Director, Neuberger Berman Realty Income
                                    Fund Inc.; President and Director, Neuberger
                                    Berman Income Opportunity Fund Inc.;
                                    President and Director, Neuberger Berman
                                    Real Estate Securities Income Fund Inc.;
                                    President, Director and Portfolio Manager,
                                    Neuberger Berman Dividend Advantage Fund
                                    Inc.; President and Trustee, Neuberger
                                    Berman Institutional Liquidity Series;
                                    President and Trustee, Lehman Brothers
                                    Institutional Liquidity Series; President and Trustee, Institutional Liquidity Trust;
                                    President and Trustee, Lehman Brothers
                                    Reserve Liquidity Series; Portfolio Manager,
                                    Neuberger Berman Strategic Income Fund, a series of Neuberger Berman Income Funds;
                                    Director, Dale Carnegie and Associates, Inc.
                                    since 1998; Director, Solbright, Inc. since
                                    1998.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

Benjamin E. Segal                   Managing Director, Neuberger Berman, LLC
Vice President, NB Management.      since November 2000, prior thereto, Vice
                                    President, Neuberger Berman, LLC; Portfolio
                                    Manager, Neuberger Berman International
                                    Fund, Neuberger Berman International
                                    Institutional Fund and Neuberger Berman
                                    International Large Cap Fund, each a series of Neuberger Berman Equity Funds; Portfolio
                                    Manager, International Portfolio, a series of Neuberger Berman Advisers Management
                                    Trust.

Michelle B. Stein                   Portfolio Manager, Neuberger Berman Dividend
Vice President, NB Management.      Advantage Fund Inc.

Peter E. Sundman                    Executive Vice President, Neuberger Berman
President and Director,             Inc. since 1999; Head of Neuberger Berman
NB Management.                      Inc.'s Mutual Funds Business (since 1999)
                                    and Institutional Business (1999 to October
                                    2005); responsible for Managed Accounts
                                    Business and intermediary distribution since
                                    October 1999; Managing Director, Neuberger
                                    Berman since 2005; formerly, Executive Vice
                                    President, Neuberger Berman, 1999 to
                                    December 2005; Director and Vice President,
                                    Neuberger & Berman Agency, Inc. since 2000;
                                    Chairman of the Board, Chief Executive
                                    Officer and Trustee, Neuberger Berman Income
                                    Funds; Chairman of the Board, Chief
                                    Executive Officer and Trustee, Neuberger
                                    Berman Advisers Management Trust; Chairman of the Board, Chief Executive Officer and
                                    Trustee, Neuberger Berman Equity Funds;
                                    Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Real
                                    Estate Income Fund Inc.; Chairman of the
                                    Board, Chief Executive Officer and Director,
                                    Neuberger Berman Intermediate Municipal Fund
                                    Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman New
                                    York Intermediate Municipal Fund Inc.;
                                    Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman
                                    California Intermediate Municipal Fund Inc.;
                                    Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman
                                    Realty Income Fund Inc.; Chairman of the
                                    Board, Chief Executive Officer and Director,
                                    Neuberger Berman Income Opportunity Fund
                                    Inc.; Chairman of the Board, Chief Executive
                                    Officer and Director, Neuberger Berman Real
                                    Estate Securities Income Fund Inc.; Chairman of the Board, Chief Executive Officer and
                                    Director, Neuberger Berman Dividend
                                    Advantage Fund Inc.; Chairman of the Board,
                                    Chief Executive Officer and Trustee,
                                    Neuberger Berman Institutional Liquidity
                                    Series; Chairman of the Board, Chief
                                    Executive Officer and Trustee, Lehman
                                    Brothers Institutional Liquidity Series;
                                    Chairman of the Board, Chief Executive
                                    Officer and Trustee, Institutional Liquidity
                                    Trust; Chairman of the Board, Chief
                                    Executive Officer and Trustee, Lehman
                                    Brothers Reserve Liquidity Series; Trustee,
                                    College of Wooster.

Kenneth J. Turek                    Portfolio Manager, Balanced Portfolio,
Vice President, NB Management.      Growth Portfolio and Mid-Cap Growth
                                    Portfolio, each a series of Neuberger Berman
                                    Advisers Management Trust; Portfolio
                                    Manager, Neuberger Berman Century Fund and
                                    Neuberger Berman Manhattan Fund, each a
                                    series of Neuberger Berman Equity Funds.

Judith M. Vale                      Managing Director, Neuberger Berman, LLC;
Vice President, NB Management.      Portfolio Manager, Neuberger Berman Genesis
                                    Fund, a series of Neuberger Berman Equity
                                    Funds.

NAME                                BUSINESS AND OTHER CONNECTIONS
----                                ------------------------------

John T. Zielinsky                   Portfolio Manager, Neuberger Berman Century
Vice President, NB Management.      Fund, a series of Neuberger Berman Equity
                                    Funds.

      The principal address of NB Management, Neuberger Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

      The description of LBAM under the caption "Investment Management and Administration Services" in the Statement of Additional Information constituting Part B of this Registration Statement is incorporated herein by reference. Information on the directors and officers of LBAM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-42006) is incorporated herein by reference.

Item 27. Principal Underwriters.
-------  -----------------------

      (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

            Neuberger Berman Advisers Management Trust
            Neuberger Berman Equity Funds
            Neuberger Berman Income Funds
            Neuberger Berman Institutional Liquidity Series
            Lehman Brothers Institutional Liquidity Series
            Lehman Brothers Reserve Liquidity Series

      (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                      POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                  WITH UNDERWRITER                    WITH REGISTRANT
----                  ----------------                    ---------------

Ann H. Benjamin       Vice President                      None
Michael L. Bowyer     Vice President                      None
Claudia A. Brandon    Vice President/Mutual Fund Board    Secretary
                      Relations & Assistant Secretary
Thomas J. Brophy      Vice President                      None

Steven R. Brown       Vice President                      None
David H. Burshtan     Vice President                      None
Lori B. Canell        Vice President                      None
Robert Conti          Senior Vice President               Vice President
Robert B. Corman      Vice President                      None
Robert W. D'Alelio    Vice President                      None

John E. Dugenske      Vice President                      None
Ingrid Dyott          Vice President                      None
Michael F. Fasciano   Vice President                      None
Janet A. Fiorenza     Vice President                      None
William J. Furrer     Vice President                      None
Brian J. Gaffney      Senior Vice President               Vice President
Maxine L. Gerson      Secretary                           Chief Legal Officer
                                                          (only for purposes of
                                                          sections 307 and 406
                                                          of the Sarbanes -
                                                          Oxley Act of 2002)

                      POSITIONS AND OFFICES               POSITIONS AND OFFICES
NAME                  WITH UNDERWRITER                    WITH REGISTRANT
----                  ----------------                    ---------------


Edward S. Grieb       Treasurer and Chief Financial       None
                      Officer
Michael J. Hanratty   Vice President                      None

Milu E. Komer         Vice President                      None
Sajjad S. Ladiwala    Vice President                      None
Richard S. Levine     Vice President                      None
John A. Lovito        Vice President                      None
Kelly M. Landron      Vice President                      None
Jeffrey B. Lane       Director                            None
Arthur Moretti        Vice President                      None
S. Basu Mullick       Vice President                      None
Thomas P. O'Reilly    Vice President                      None
Loraine Olavarria     Assistant Secretary                 None
Elizabeth Reagan      Vice President                      None
Brett S. Reiner       Vice President                      None
Jack L. Rivkin        Chairman and Director               President and Trustee
Benjamin E. Segal     Vice President                      None
Michelle B. Stein     Vice President                      None
Kenneth J. Turek      Vice President                      None
Peter E. Sundman      President and Director              Chairman of the Board,
                                                          Chief Executive
                                                          Officer and Trustee
Judith M. Vale        Vice President                      None
Chamaine Williams     Chief Compliance Officer            Chief Compliance
                                                          Officer
John T. Zielinsky     Vice President                      None

      (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 28. Location of Accounts and Records.
-------  ---------------------------------

      All accounts,  books  and  other  documents  required  to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-Laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

Item 29. Management Services.
-------  --------------------

      Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings.
-------  ------------
      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Pre-Effective Amendment No. 2 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 15th day of December 2006.


                                     LEHMAN BROTHERS INSTITUTIONAL LIQUIDITY
                                     FUNDS

                                     By: /s/ Jack L. Rivkin
                                         ------------------
                                     Name:  Jack L. Rivkin*
                                     Title:  President and Trustee


      As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Title                     Date
---------                                 -----                     ----

                               Chairman of the Board, Chief
/s/ Peter E. Sundman          Executive Officer and Trustee    December 15, 2006
-------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                President and Trustee        December 15, 2006
-------------------------
Jack L. Rivkin*
                                 Treasurer and Principal
                                 Financial and Accounting      December 15, 2006
/s/ John M. McGovern                     Officer
-------------------------
John M. McGovern

/s/ John Cannon                          Trustee               December 15, 2006
-------------------------
John Cannon*

/s/ Faith Colish                         Trustee               December 15, 2006
-------------------------
Faith Colish*

/s/ C. Anne Harvey                       Trustee               December 15, 2006
-------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                     Trustee               December 15, 2006
-------------------------
Robert A. Kavesh*

/s/ Howard A. Mileaf                     Trustee               December 15, 2006
-------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                    Trustee               December 15, 2006
-------------------------
Edward I. O'Brien*

/s/ William E. Rulon                     Trustee               December 15, 2006
-------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                    Trustee               December 15, 2006
-------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                      Trustee               December 15, 2006
-------------------------
Tom Decker Seip*

/s/ Candace L. Straight                  Trustee               December 15, 2006
-------------------------
Candace L. Straight*

/s/ Peter P. Trapp                       Trustee               December 15, 2006
-------------------------
Peter P. Trapp*

*Signatures affixed by Lori L. Schneider on December 15, 2006 pursuant to power of attorney, which is filed herewith.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Institutional Liquidity Trust has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 15th day of December 2006.


                                     INSTITUTIONAL LIQUIDITY TRUST


                                     By:   /s/ Jack L. Rivkin
                                           ------------------------
                                     Name:  Jack L. Rivkin*
                                     Title: President and Trustee

      As required by the Securities Act of 1933, as amended, this Pre-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                 Title                      Date
---------                                 -----                      ----

                               Chairman of the Board, Chief    December 15, 2006
/s/ Peter E. Sundman          Executive Officer and Trustee
---------------------------
Peter E. Sundman*

/s/ Jack L. Rivkin                President and Trustee        December 15, 2006
---------------------------
Jack L. Rivkin*

                                 Treasurer and Principal       December 15, 2006
                                 Financial and Accounting
/s/ John M. McGovern                     Officer
---------------------------
John M. McGovern

/s/ John Cannon                          Trustee               December 15, 2006
---------------------------
John Cannon*

/s/ Faith Colish                         Trustee               December 15, 2006
---------------------------
Faith Colish*

/s/ C. Anne Harvey                       Trustee               December 15, 2006
---------------------------
C. Anne Harvey*

/s/ Robert A. Kavesh                     Trustee               December 15, 2006
---------------------------
Robert A. Kavesh *

/s/ Howard A. Mileaf                     Trustee               December 15, 2006
---------------------------
Howard A. Mileaf*

/s/ Edward I. O'Brien                    Trustee               December 15, 2006
---------------------------
Edward I. O'Brien*

/s/ William E. Rulon                     Trustee               December 15, 2006
---------------------------
William E. Rulon*

/s/ Cornelius T. Ryan                    Trustee               December 15, 2006
---------------------------
Cornelius T. Ryan*

/s/ Tom Decker Seip                      Trustee               December 15, 2006
---------------------------
Tom Decker Seip*

/s/ Candace L. Straight                  Trustee               December 15, 2006
---------------------------
Candace L. Straight*

/s/ Peter P. Trapp                       Trustee               December 15, 2006
---------------------------
Peter P. Trapp*


*Signatures affixed by Lori L. Schneider on December 15, 2006 pursuant to power of attorney, which is filed herewith.